Securities Act Registration No. 333-147999

Investment Company Act Registration No. 811-22153

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.  __

☐

Post-Effective Amendment No._1_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No.   2

☒

 (Check appropriate box or boxes.)

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

March 4, 2008

The Dunham Funds – Class A Shares

Dunham Corporate/Government Bond Fund

DACGX

Dunham High-Yield Bond Fund

DAHYX

Dunham Appreciation & Income Fund

DAAIX

Dunham Large Cap Value Fund

DALVX

Dunham Real Estate Stock Fund

DAREX

Dunham International Stock Fund

DAINX

Dunham Small Cap Value Fund

DASVX

Dunham Large Cap Growth Fund

DALGX

Dunham Small Cap Growth Fund

DADGX

Dunham Emerging Markets Stock Fund

DAEMX

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309

San Diego, California 92191

1-800-442-4358

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Dunham Funds Prospectus – March 3, 2008

               Page

Overview	1
The Adviser	2
The Funds – Investment Objective/ Principal Investment Strategies/ Performance of the Fund	3
Dunham Corporate/Government Bond Fund	3
Dunham High-Yield Bond Fund	7
Dunham Appreciation & Income Fund	12
Dunham Large Cap Value Fund	15
Dunham Real Estate Stock Fund	17
Dunham International Stock Fund	19
Dunham Small Cap Value Fund	21
Dunham Large Cap Growth Fund	23
Dunham Small Cap Growth Fund	25
Dunham Emerging Markets Stock Fund	27
Principal Risks of Investment	29
Portfolio Holdings	33
Fees and Expenses	34
Example	35
Management of the Funds	36
Investment Adviser	36
Sub-Advisers	38
Portfolio Managers	43
Valuation of Fund Shares	44
Frequent Purchases and Redemptions of Fund Shares	44
Your Account	45
Types of Account Ownership	45
Tax-Deferred Accounts	45
Purchasing Fund Shares	46
Receipt of Orders	46
Minimum Investments	47
Methods of Buying	47
How to Reduce Your Sales Charge	48
Redemption of Shares	49
Methods of Redemption	49
Payment of Redemption Proceeds	50
Medallion Signature Guarantees	51
Corporate, Trust and Other Accounts	51
Transfer of Ownership	51
General Transaction Policies	52
Exchanging Shares	52
Exchange Privilege	52
Limitations on Exchanges	53
Anti-Money Laundering and Customer Identification Programs	53
Distribution of Fund Shares	53
Distributor	53
Plan of Distribution	54
Distributions	54
Federal Tax Considerations	54
Taxes on Distributions	55
Taxes on Sales or Exchanges	55
Avoid “Buying a Dividend”	55
Backup Withholding	55
Financial Highlights	56
Privacy Policy	Inside Back Cover
For More Information	Back Cover
Statement of Additional Information	Back Cover
Annual and Semi-Annual Report	Back Cover

Overview

This Prospectus describes the investment objectives, principal investment strategies and principal risks of the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund  and Dunham Emerging Markets Stock Fund (collectively, the “Funds” and each, a “Fund”).  These ten Funds each form a separate series of Dunham Funds (the “Trust”).  Each Fund offers three classes of shares, Class A shares, Class C shares and Class N shares.  This prospectus relates only to the Funds’ Class A shares.  Some of the Funds may be considered non-diversified for purposes of federal mutual fund regulation, which means that they may invest in a smaller number of companies than diversified funds.  All of the Funds will, however, meet the diversification requirements for mutual funds under the federal tax laws.  You may find the following definitions useful as you read the description of each Fund.

On March 3, 2008, the Trust completed a tax-free reorganization with the AdvisorOne Funds (the "Predecessor Trust").  Prior to the reorganization, each Fund was a series of the Predecessor Trust (the "Predecessor Funds").  Information in the Prospectus, including performance, includes information of the Predecessor Funds because each Fund is the successor to the corresponding Predecessor Fund.

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business.  No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information.

DEFINITIONS:

Investment Objective - A Fund’s investment objective is its ultimate, overriding goal.  It is the way in which the Fund defines itself amongst all other Funds.  There is a wide range of potential investment objectives.  There can be no assurance that any Fund will attain its investment objective.  You should think carefully about whether a Fund’s investment objective is consistent with your own objective for the money that you are contemplating investing in that Fund.  If it is not consistent with your objectives, you should consider another Fund.

Principal Investment Strategy - A Fund’s principal investment strategy is the primary means by which the investment adviser to the Fund seeks to attain its investment objective.  A strategy may, among other things, take the form of an undertaking on the part of the investment adviser to the Fund to invest primarily in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries.  Your financial consultant can assist you in understanding these strategies.

Principal Risks - The principal risks of a Fund are those potential occurrences that, in the judgment of the Fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the Fund from attaining its investment objective.  Your financial consultant can assist you in understanding these risks.

The Adviser

Each Fund has its own distinct investment objective, strategies and risks.  The Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Adviser”), under the supervision of the Board of Trustees, is responsible for constructing and monitoring the investment objective and principal investment strategies of each Fund.  Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with the Fund’s investment objective and style.  The potential risks and returns of a Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Fund, rather than simply employing a single firm to manage the assets of all Funds.  This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of Sub-Advisers with complementary investment approaches.  This is particularly important for the non-diversified Funds, which incur greater issuer risk as they invest in fewer securities than diversified Funds.  The Adviser intends to manage the Funds by selecting one Sub-Adviser to manage distinct segments of a market or asset class for each Fund based upon the Adviser’s evaluation of the Sub-Adviser’s expertise and performance in managing the appropriate asset class.  The Adviser monitors each Sub-Adviser for adherence to the respective Fund’s specific investment objective, policies and strategies.  On September 26, 2006, the SEC issued an Order under Section 6(c) of the Investment Company Act of 1940 (the “Act”) granting exemptive relief to the Predecessor Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act.  Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.

THE FUNDS

Dunham Corporate/Government Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Corporate/Government Bond Fund is to seek current income and capital appreciation.  The Fund seeks to achieve its investment objective by making capital investments primarily in Treasuries, agencies, mortgage-backed securities, asset-backed securities and corporate fixed-income instruments.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Corporate/Government Bond Fund, under normal market conditions, invests at least 80% of its net assets in corporate and government bonds.  The Fund invests primarily in fixed-income instruments such as U.S. and foreign government bonds, corporate bonds, high yield bonds, Collateralized Mortgage Obligations, index bonds, and asset-backed securities, as well as Eurodollars, unconstrained by debt ratings.  The Sub-Adviser also may invest up to 20% of the Fund’s net assets in derivatives, including credit default swaps and financial futures. Financial Futures include treasury note futures, bond futures, and Eurodollar futures.  While the Sub-Adviser may invest up to 40% of the Fund’s net assets in below investment grade bonds (rated from BB to CCC by S&P or comparably rated by another NRSRO) also known as “high-yield” or “junk bonds,” the Fund intends to maintain an average portfolio credit quality of investment grade.

Under general supervision of the Adviser, the Sub-Adviser actively manages the portfolio and structures asset allocation along an intermediate-term horizon, generally with an average duration of 3 ½ to 6 years.  The portfolio’s allocation to government, agency and mortgage-backed securities will generally range between 0% and 80%.  The portfolio’s allocation to corporate securities will generally range between 0% and 80%.  Allocation methods are based on historical patterns of risk and return and their management disciplines are biased toward defensive strategies that control downside risk while targeting superior long-term investment results.

Value is added through disciplined interest rate anticipation, sector rotation, issuer selection and trading opportunities.

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Interest rate anticipation is an investment process where the Sub-Adviser seeks to increase returns by moving between long-term and short-term bonds based on the Sub-Adviser’s forecast of interest rates.  Sector rotation is an investment process where the Sub-Adviser seeks to increase returns by switching from one sector to another, based on the Sub-Adviser’s view of which sectors will outperform other sectors.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities when the Sub-Adviser believes these types of securities are undervalued relative to other investment opportunities.

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Issuers are selected for purchase or sale based on both internal research and analysis of published data.  Issues selected are those that are undervalued relative to their sector and the market.

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Value is also added through trading opportunities created by supply-demand imbalances and through execution.

The Fund invests in securities generally having the following characteristics:

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U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

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U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them.

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U.S. Government Related Securities - The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

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Mortgage-Backed Securities - Securities backed by residential or commercial mortgages, including pass-through and collateralized mortgage obligations.  Mortgage securities may be issued by the U.S. government or by private entities.  For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

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Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

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Lower-Rated (Junk) Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.  Bonds in the lowest categories are likely to default unless business, financial or economic conditions improve.

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Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

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When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

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Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

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Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

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Credit Default Swaps - A specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. In turn, the insurer pays the insured the remaining interest on the debt, as well as the principal.  Swaps are considered to be Derivatives, the risks of which are described below under “Derivatives Risk.”

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Financial Futures - Financial futures are a liquid, low cost way to adjust the interest rate sensitivity of a bond portfolio. Since they are exchange traded, there is no counterparty risk and documentation is minimal. Positions are marked to market daily and collateral is exchanged according to the mark. Futures price movements closely approximate the movements of the underlying treasury securities.  Financial Futures are considered to be Derivatives, the risks of which are described below under “Derivatives Risk.”

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Derivative Strategies/Risks - When the Sub-Adviser uses financial derivatives, such as financial futures and credit default swaps, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham Corporate/Government Bond Fund by showing changes in the performance of Class N Shares of the Dunham Corporate/Government Bond Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.  Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 3.40% (quarter ended September 30, 2006) and the lowest return for a quarter was -0.85% (quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Corporate/Government Bond Fund Class N
return before taxes	6.30%	3.79%
return after taxes on distributions (1)	4.72%	2.40%
return after taxes on distributions and sale of Fund shares (1)	4.08%	2.43%
Lehman Brothers Aggregate Bond Index (2)	6.97%	4.47%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*       The Predecessor Fund commenced operations on December 13, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham High-Yield Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham High-Yield Bond Fund is to provide a high level of current income, with capital appreciation as a secondary goal.  The Fund seeks to achieve its investment objective by investing in lower-rated and unrated, higher-risk corporate bonds.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham High-Yield Bond Fund, under normal market conditions, invests at least 80% of its net assets in debt securities, and convertible securities rated below investment grade (rated from BB to CCC by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality.

Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Sub-Adviser will attempt to reduce investment risk, but losses may occur.  The Fund potentially may invest in non-income producing securities, including defaulted securities and common stocks.  The Fund also may invest in stocks of companies in troubled or uncertain financial condition issued by both domestic and foreign issuers.

Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.  The Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income. Investors should carefully assess the risks associated with an investment in the Fund.

For purposes of investing uninvested cash or otherwise for maintaining liquidity in the Fund’s portfolio while maintaining exposure to the high-yield market, the Dunham High Yield Bond Fund may invest in Targeting Return Index Securities (TRAINS) and CDXs of the Dow Jones CDX family of credit derivative indexes, such as the Dow Jones CDX North America High Yield Index, an index of high yield bonds.  This is not a principal investment strategy of the Fund and the Fund’s Sub-Adviser does not anticipate investing, under normal circumstances, more than 5% of the Fund’s net assets in TRAINS and CDXs.  Under extraordinary circumstances or for temporary defensive purposes, the Fund may invest as much as 20% of its net assets in such instruments.

Derivative Strategies.  The Dunham High-Yield Bond Fund may implement from time to time, certain derivative strategies including investments with respect to TRAINS and CDXs to remain fully invested, to maintain liquidity, to increase total return, or for hedging or defensive purposes.  There can be no assurance that such strategies will be implemented, nor if they are, that they will be successful in limiting down side risk or for any other purposes.

The Fund invests in securities generally having the following characteristics:

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Lower-Rated (Junk) Bonds – Convertible and non-convertible debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality).  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.  Bonds in the lowest categories are likely to default unless business, financial or economic conditions improve.

The Fund also may invest in other instruments generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them.

•

U.S. Government Related Securities - The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by residential or commercial mortgages, including pass-through and collateralized mortgage obligations.  Mortgage securities may be issued by the U.S. government or by private entities.  For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

•

Derivatives - The Dunham High-Yield Bond Fund may use derivative instruments, including TRAINS and CDXs.  Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or market index.  CDX such as the DJCDX North America High Yield Index is an investment vehicle that offers certain investors a diverse, liquid vehicle for initiating and maintaining exposure to the North American high yield credit market.  DJCDX North America High Yield Index is managed by Dow Jones Indexes and sponsored by JPMorgan and Morgan Stanley.  TRAINS (Target Return Index Securities) Trust Series HY.NA High Yield Portfolio is a privately placed grantor investment trust which invests its assets in 68 equally weighted high yield bonds rated B3/B- or higher.  Derivatives involve special risks, which are discussed below under Principal Risks.

•

Derivatives Risk. When the Sub-Adviser uses financial derivatives such as TRAINS and CDXs, an investment in the Dunham High-Yield Bond Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund. See “Principal Risks of Investment” below, for additional information about derivatives risk.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham High-Yield Bond Fund by showing changes in the performance of Class N Shares of the Dunham High-Yield Bond Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.  Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 3.30% (quarter ended December 31, 2006) and the lowest return for a quarter was -0.61% (quarter ended September 30, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham High-Yield Bond Fund Class N
return before taxes	1.74%	4.18%
return after taxes on distributions (1)	-0.47%	2.11%
return after taxes on distributions and sale of Fund shares (1)	1.14%	2.37%
Merrill Lynch High Yield Bond Cash Pay Index (2)	2.17%	6.07%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Merrill Lynch High Yield Bond Cash Pay Index measures the performance of high-yield debt securities with maturities of at least one year and a credit rating below investment grade. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on July 1, 2005.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Appreciation & Income Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Appreciation & Income Fund is to maximize total return under varying market conditions through both current income and capital appreciation.  The Fund seeks to achieve its investment objective by investing in a diversified portfolio of convertible, equity and fixed-income securities.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Appreciation & Income Fund, under normal market conditions, invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  The Fund attempts to utilize these different types of securities to strike the appropriate balance between risk and reward in terms of growth and income.

Under general supervision of the Adviser, the Sub-Adviser seeks to balance risk and reward over various market cycles using varying combinations of stocks, bonds and/or convertible securities.  The stock selection process consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the Sub-Adviser strives to create a portfolio with a reasonable risk/reward trade-off.  As market conditions change, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time.  At some points in a market cycle, one security type (i.e. common stocks) may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.  The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from five to ten years.

The Fund invests in securities generally having the following characteristics:

•

Convertible Securities - Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  Many convertible securities are issued with a “call” feature that allows the issuer of the security to choose when to redeem the security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.  Conversely, certain convertible debt securities may provide a ‘‘put option,’’ which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

•

Equity Securities - Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain or loss.

•

Lower-Quality (Junk) Bonds - The Fund may invest without limit in convertible and non-convertible debt securities commonly known as ‘‘junk bonds’’ that are rated BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality. The Fund will not, however, purchase a security rated below C.

•

Synthetic Convertible Securities - The Fund may also create a “synthetic” convertible security by combining separate securities that possess two principal characteristics of a true convertible security, i.e., fixed-income securities (“fixed-income component”) and the right to acquire equity securities (“convertible component”).  The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments.  The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.  In creating a synthetic security, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.  Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes.  Convertible structured notes are fixed-income debentures linked to equity.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.  Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.  Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.  The Fund may invest without limitation in synthetic convertibles, consistent with the Fund’s diversified strategy.

•

Foreign Securities - The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund will only invest in foreign securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

•

Rule 144A Securities - The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks, bonds or options, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham Appreciation & Income Fund by showing changes in the performance of Class N Shares of the Dunham Appreciation & Income Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 8.43% (quarter ended September 30, 2007) and the lowest return for a quarter was –4.30% (quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Appreciation & Income Fund Class N
return before taxes	16.15%	10.03%
return after taxes on distributions (1)	14.49%	8.52%
return after taxes on distributions and sale of Fund shares (1)	12.72%	8.45%
Merrill Lynch Convertible ex Mandatory Index (2)	4.13%	5.83%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Merrill Lynch Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*       The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in value-oriented, large capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2007, the S&P 500 Index had market capitalizations between $707 million and $511.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of large companies.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index.  Under general supervision of the Adviser, the Sub-Adviser seeks to achieve superior results through successful stock selection and effective management of risk through systematic diversification across multiple economic sectors and major industries.  The Sub-Adviser focuses on large capitalization value stocks believed to be statistically undervalued while exhibiting attractive earnings dynamics.  The Sub-Adviser, through an active bottom-up stock selection process, uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 75 securities.

The Sub-Adviser’s equity philosophy places strong emphasis on value and earnings momentum.  Stock selection emphasizes issues with low price-earnings ratios and improving earnings dynamics, two characteristics that typically indicate significant appreciation potential.  The Sub-Adviser attempts to identify those companies that are undervalued relative to the market but are also demonstrating above-average earnings momentum where the near-term earnings progression will draw attention to the undervaluation.  The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.

The Sub-Adviser screens each industry using a combination of fundamental, technical, and risk assessment models. These models are used to determine an accurate valuation of the company and its potential for earnings growth. Risk analysis is highly important in the security selection process.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the investment objective.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham Large Cap Value Fund by showing changes in the performance of Class N Shares of the Dunham Large Cap Value Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 7.72% (quarter ended June 30, 2007) and the lowest return for a quarter was -4.00% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Large Cap Value Fund Class N
return before taxes	3.84%	9.73%
return after taxes on distributions (1)	3.34%	8.62%
return after taxes on distributions and sale of Fund shares (1)	3.17%	8.11%
Russell 1000 Value Index (2)	-0.17%	10.05%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Real Estate Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Real Estate Stock Fund is to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership.  The Fund seeks to achieve its investment objectives by investing in income-producing equity securities of U.S. real estate companies.  The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objectives are non-fundamental policies and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Real Estate Stock Fund, under normal market conditions, invests at least 80% of its net assets in equity securities of companies principally engaged in the U.S. real estate industry.  A company is principally engaged in the U.S. real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management or sale of U.S. real estate.  Under general supervision of the Adviser, the Sub-Adviser, using an actively managed, concentrated portfolio generally consisting of approximately 35 to 50 securities, seeks to outperform other real estate funds using in-house knowledge and research of developing real estate market trends.

The Sub-Adviser seeks to find favorable real estate investment in the public markets through disciplined analysis.  The Sub-Adviser combines bottom-up fundamental research of companies with a research driven top-down asset allocation.  Through such analysis, the Sub-Adviser seeks to deliver total return by identifying individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.  The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.

The Fund is a non-diversified mutual fund, meaning it can invest in the securities of fewer issuers at any one time than diversified mutual funds; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Fund invests in securities generally having the following characteristics:

•

Real Estate Investment Trusts (REITs), including equity REITs; mortgage REITs; and hybrid REITs - A REIT is a separately managed trust that makes investments in various real estate businesses.  An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.  A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders.  A hybrid REIT combines the characteristics of equity and mortgage REITs.  Regardless of the investment portfolio of the REIT (debt or equity), each REIT is considered an equity investment for purposes of the Fund’s 80% investment policy because the Fund’s investment in the REIT is an equity position.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objectives.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time.  The bar chart and table below provide some indication of the risks of investing in the Dunham Real Estate Stock Fund by showing changes in the performance of Class N Shares of the Dunham Real Estate Stock Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 15.28% (quarter ended March 31, 2006) and the lowest return for a quarter was –15.15% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Real Estate Stock Fund Class N
return before taxes	-20.24%	5.29%
return after taxes on distributions (1)	-21.65%	2.11%
return after taxes on distributions and sale of Fund shares (1)	-12.27%	3.97%
Dow Jones Wilshire Real Estate Securities Index (2)	-17.64%	8.76%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index, which provides a broad measure of the performance of publicly traded real estate securities. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

                *          The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham International Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham International Stock Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in equities of international, publicly-held corporations traded on U.S. stock exchanges or in the over-the-counter market and by directly purchasing securities of foreign issuers to the fullest extent permitted under the 1940 Act.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham International Stock Fund, under normal market conditions, invests at least 80% of its net assets in stock of non-U.S. companies, which may include companies located or operating in established or emerging countries.  The primary regions of investment are Western Europe, United Kingdom, Japan and Canada.  Under general supervision of the Adviser, the Sub-Adviser searches for the stocks of financially strong, industry leaders that are valued below their actual worth.  The Sub-Adviser seeks companies that generally have sustainable competitive advantages, above-average returns on equity, strong capital structures and superior management focused on shareholder return.  The portfolio, generally consisting of approximately 40 to 60 securities, is constructed using on going rigorous fundamental analysis based on strict buy and sell targets.

The Fund invests in securities generally having the following characteristics:

•

Foreign “Developed Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in developed markets, primarily represented by American Depositary Receipts (ADRs).  ADRs allow Americans to buy shares of foreign-based corporations' securities at American Exchanges instead of having to go to overseas exchanges.  The Fund may also invest in issues denominated in currencies of developed foreign countries, American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing foreign developed market securities.  (Developed markets include those countries found in the Morgan Stanley Capital International World ex U.S. Index, such as Germany, Japan and the United Kingdom.)

•

Foreign “Emerging Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in emerging markets represented by ADRs.  The Fund may also invest in holding denominated in issues denominated in currencies of emerging countries, American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing foreign emerging market securities.  Emerging markets include those countries found in the Morgan Stanley Capital International Emerging Markets Index, such as Korea, Russia and Turkey.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held U.S. and foreign corporations, such as preferred stocks or bonds, as well as U.S. government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes they meet the Fund’s investment objective.  Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time.  The bar chart and table below provide some indication of the risks of investing in the Dunham International Stock Fund by showing changes in the performance of Class N Shares of the Dunham International Stock Fund from year to year and by showing how the Fund’s average quarterly returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 13.52% (quarter ended September 30, 2005) and the lowest return for a quarter was –5.45% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham International Stock Fund Class N
return before taxes	1.59%	13.45%
return after taxes on distributions (1)	0.42%	11.36%
return after taxes on distributions and sale of Fund shares (1)	1.73%	10.80%
MCSI All Country World ex U.S. Index (2)	17.12%	22.14%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Value Fund is to maximize total return from capital appreciation.  The Fund seeks to achieve its investment objective by investing in domestic, value-oriented, small-capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P SmallCap 600 Index at the time of investment.  As of December 31, 2007, the S&P SmallCap 600 Index had market capitalizations between $101 million and $4.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  Under general supervision of the Adviser, the Sub-Adviser looks to invest in companies that generally have the following characteristics:

•

Exhibit a sustainable competitive advantage;

•

A strong, experienced management team;

•

Long product cycles;

•

Pricing flexibility; and

•

Use smallness as a competitive advantage.

Targeted companies are expected to have high-sustained return on investment with above average earnings per share growth.  The Sub-Adviser uses a fundamental bottom-up stock selection process with an investment time horizon of three to five years.  A “bottom-up" stock-selection process is based on fundamental analysis, focusing on individual companies rather than adopting a macroeconomic, top-down approach.  The Sub-Adviser takes a low risk approach with strong emphasis placed on fundamental analysis, such as the examination of financial data, company management, business concept and competition.  Research analysts are responsible for specific sectors of the economy and those companies that lie in their sector.  While both industry sources and quantitative screens are used to narrow the list of possible holdings, the essence of the investment process is the fundamental company analysis and the depth of resources and experience available to the Sub-Adviser’s small cap team.

The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio (at market value).  The average market capitalization of the portfolio will be similar to the overall market capitalization profile of the S&P SmallCap 600 Index benchmark.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.  Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham Small Cap Value Fund by showing changes in the performance of Class N Shares of the Dunham Small Cap Value Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 11.02% (quarter ended December 31, 2006) and the lowest return for a quarter was –8.72% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Small Cap Value Fund Class N
return before taxes	-4.60%	4.06%
return after taxes on distributions (1)	-5.21%	2.70%
return after taxes on distributions and sale of Fund shares (1)	-2.61%	3.41%
Russell 2000 Value Index (2)	-9.78%	6.16%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 2000 Value Index measures the performance of the 2000 smallest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

 *    The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, large capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2007, the S&P 500 Index had market capitalizations between $707 million and $511.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Growth Fund, under normal market conditions, invests at least 80% if its net assets in the common stock of large companies.  These companies have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index.  Under general supervision of the Adviser, the Sub-Adviser’s investment process seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices.  The portfolio typically will consist of approximately 50 to 60 securities.  The average market capitalization of the portfolio typically will average that of the S&P 500 Index.

The Sub-Adviser uses the following four-step process to select holdings for the portfolio:

•

Quantitative Screen: Focus on EPS growth, sales, margin, ROE, relative strength, etc.

•

Fundamental Analysis: Focus on industry trends, competitive position, growth consistency, potential acceleration, quality of earnings.

•

Current Market Environment: Evaluating and selecting the stocks with the greatest potential within the current market environment.

•

The process is executed weekly and fine-tuned daily to adjust the portfolio.  Ultimately the portfolio will be constructed with 50 – 60 holdings with a holding limit of 5%.  For risk control purposes, sector weights are limited to 0 to 2 times the sector weights of the S&P 500.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio. For defensive or tactical purposes, the Sub-Adviser has the discretion to engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.  The Fund may not meet its investment objective during this time.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham Large Cap Growth Fund by showing changes in the performance of Class N Shares of the Dunham Large Cap Growth Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 7.19% (quarter ended September 30, 2007) and the lowest return for a quarter was –5.65% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Large Cap Growth Fund Class N
return before taxes	18.25%	10.04%
return after taxes on distributions (1)	16.72%	8.42%
return after taxes on distributions and sale of Fund shares (1)	12.20%	7.83%
Russell 1000 Growth Index (2)	11.81%	9.20%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*     The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Growth Fund is to maximize total return through capital appreciation.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, small-capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies will have a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.  As of December 31, 2007, under the above definition, these are companies with a market capitalization of $4.9 billion or less.  Under general supervision of the Adviser, the Sub-Adviser invests in small cap growth companies that exhibit a long-term sustainable business model.  Such companies are generally characterized by:

•

strong company financials

•

barriers to entry (i.e., tough or expensive for competition to enter the marketplace)

•

focused management

Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years. The Sub-Adviser attempts to invest in these companies at a discount to their growth rate.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time. The bar chart and table below provide some indication of the risks of investing in the Dunham Small Cap Growth Fund by showing changes in the performance of Class N Shares of the Dunham Small Cap Growth Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 12.11% (quarter ended March 31, 2006) and the lowest return for a quarter was –7.40% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Small Cap Growth Fund Class N
return before taxes	18.06%	11.59%
return after taxes on distributions (1)	15.35%	8.61%
return after taxes on distributions and sale of Fund shares (1)	12.71%	8.55%
Russell 2000 Growth Index (2)	7.05%	9.17%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*     The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Emerging Markets Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Emerging Markets Stock Fund is to maximize total return from capital appreciation.  The Fund seeks to achieve its investment objective by investing in international emerging market equity securities traded on foreign stock exchanges.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Emerging Markets Fund, under normal market conditions, invests at least 80% of its net assets in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries.  An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.  Under general supervision of the Adviser, the Sub-Adviser, using a value-oriented approach to investing, seeks common stock in companies that are projected to have a higher return on equity compared to similar companies.  The portfolio generally will be diversified across approximately 12 to 20 countries and consist of approximately 40 to 60 securities.

The Fund generally invests in common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.  The percentage of the Fund’s portfolio invested in each such security is unlimited.  Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Sub-Adviser uses a top-down approach for regional asset allocation in conjunction with a bottom-up approach to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.  On a quarterly basis, the Sub-Adviser calculates an expected local currency return and valuation measures for regions and individual countries to help determine investment focus.  The Sub-Adviser screens the universe of stocks for suitable market capitalization, earnings growth and return on equity to produce a focused list of candidates.  The Sub-Adviser also considers expected local currency return, country risk and other factors.  The Sub-Adviser uses intensive analysis, financial modeling and company visits for final stock selection.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

Because the Fund has only recently commenced investment operations of Class A Shares, no performance information is available for Class A Shares of the Fund at this time.  The bar chart and table below provide some indication of the risks of investing in the Dunham Emerging Markets Stock Fund by showing changes in the performance of Class N Shares of the Dunham Emerging Markets Stock Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Fund performance will differ among classes only to the extent that class expenses differ.  The returns shown below for Class N shares would be different if Class A shares expenses were applied during the period. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 16.65% (quarter ended June 30, 2007) and the lowest return for a quarter was -3.94% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Emerging Markets Stock Fund Class N
return before taxes	26.09%	31.86%
return after taxes on distributions (1)	21.13%	26.47%
return after taxes on distributions and sale of Fund shares (1)	21.06%	25.50%
MCSI Emerging Markets Stock Index (2)	39.78%	38.13%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The MSCI Emerging Markets Stock Fund Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*     The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Principal Risks of Investment

There is no assurance that each Fund will achieve its investment objective.  Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

Risks	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Call or Redemption Risk	X	X	X
Credit Risk	X	X	X
Default Risk	X	X	X
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk
Foreign Investing			X
Industry/Sector Risk		X	X	X	X
Interest Rate Risk	X	X	X
Leveraging Risk	X	X
Liquidity Risk		X	X		X
Lower-rated Securities Risk	X	X	X
Management Risk	X	X	X	X	X
Non-Diversification Risk					X
Portfolio Turnover Risk	X	X	X	X	X
Prepayment Risk	X	X	X
Real Estate Industry Concentration Risk					X
Real Estate Investment Trust Risk (REIT)					X
Small and Medium Capitalization Risk			X	X	X
Stock Market Risk			X	X	X

Risks	Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Call or Redemption Risk
Credit Risk
Default Risk
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk	X				X
Foreign Investing	X	X	X		X
Industry/Sector Risk	X	X	X	X	X
Interest Rate Risk
Leveraging Risk
Liquidity Risk	X	X		X	X
Lower-rated Securities Risk
Management Risk	X	X	X	X	X
Non-Diversification Risk
Portfolio Turnover Risk	X	X	X	X	X
Prepayment Risk
Real Estate Industry Concentration Risk
Real Estate Investment Trust Risk (REIT)
Small and Medium Capitalization Risk	X	X	X	X	X
Stock Market Risk	X	X	X	X	X

Call or Redemption Risk - As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

Credit Risk – Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Default Risk - Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on those investments.  A default could impact both interest and principal payments.  High yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.

Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - When a Sub-Adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less then the required minimum holding period; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Investing - Investing in foreign companies may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of Fund’s investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  For example, relatively few market makers characterize the secondary markets for high yield debt securities, and the trading volume for high yield debt securities is generally lower than that for higher-rated securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.  Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value.  The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value.  If the secondary markets for lightly-traded securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Smaller, unseasoned companies (those with less than a three-year operating history) and recently-formed public companies may not have established products, experienced management, or an earnings history.  As a result, their stocks may lack liquidity.  Investments in foreign securities may lack liquidity due to heightened exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries.  In addition, government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes may result in a lack of liquidity.  Possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards might reduce liquidity.  The chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value) will also impact liquidity.  These risks are heightened for investments in developing countries.

Lower-Rated Securities – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These securities may be worthless and the Fund could lose its entire investment.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of a Fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a Fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk - The frequency of a Portfolio’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

Prepayment Risk – Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Real Estate Industry Concentration Risk - By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices may decline.  Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

Real Estate Investment Trust Risk (REIT) - Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down.  A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A shares of the Funds.

Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	4.50%	4.50%	5.75%	5.75%	5.75%
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	0.61%(4)	0.72%(5)	1.35%(6)	0.91%(7)	0.86%(8)
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses (2)	0.45%	0.58%	0.52%	0.41%	0.87%
Acquired Fund Fees and Expenses	0.00%*	0.04%	0.01%	0.03%	0.01%
Total Annual Fund Operating Expenses(3)	1.31%	1.59%	2.13%	1.60%	1.99%

	Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	1.16%(9)	1.93%(10)	0.98%(11)	0.86%(12)	1.60%(13)
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses(2)	0.75%	0.56%	0.41%	0.57%	0.98%
Underlying Fund Expenses	0.01%	0.01%	0.03%	0.02%	0.04%
Total Annual Fund Operating Expenses(3)	2.17%	2.75%	1.67%	1.70%	2.87%

Example

This example is intended to help you compare the cost of investing in Class A shares of the Funds with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time.  The example assumes that you invest $10,000 in Class A shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Funds’ operating expenses remain the same.  The example does not reflect any of the fee waivers described in the expense table above.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

FUND
(CLASS A)	Year 1	Year 3	Year 5	Year 10
C/G Bond	577	847	1,136	1,958
HY Bond	604	929	1,277	2,254
App. & Inc.	779	1,204	1,653	2,895
LC Value	728	1,051	1,396	2,366
RE Stock	765	1,164	1,586	2,759
Int’l Stock	782	1,215	1,672	2,934
SC Value	837	1,379	1,946	3,478
LC Growth	735	1,071	1,430	2,438
SC Growth	820	1,329	1,862	3,313
EM Stock	848	1413	2,001	3,586

        (1)

        Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets.  The Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance over a rolling 12 month period against the Fund’s designated benchmark.   The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.  No adjustment is made to the sub-advisory fees if the performance falls within the “null zone,” i.e. a range where performance differences are not meaningful.  The management fees calculated above are stated as a percentage of average net assets as of the fiscal year ended October 31, 2007, as stated in the financial highlights.  These are not the same as the average assets used to calculate the performance portion of the fulcrum fee as specified under the sub-advisory agreements.  Therefore, some of the management fee percentage calculations stated above may go outside the ranges described in the Prospectus.

        (2)

        “Other Expenses” include dividend expenses related to short sales.

        (3)

        In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

        (4)

        For the last fiscal year, the Corp/Gov Bond Fund underperformed the Lehman Brothers Aggregate Bond Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.70% to 1.00%.  Management fees are restated to reflect current fee arrangements.

        (5)

        For the last fiscal year, the High-Yield Bond Fund underperformed the Merrill Lynch High Yield Bond Cash Pay Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.80% to 1.40%.

        (6)

        For the last fiscal year, the Appreciation & Income Fund outperformed the Merrill Lynch Mandatories Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.90% to 1.60%.

        (7)

        For the last fiscal year, the Large Cap Value Fund outperformed the Russell 1000 Value Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.51%.

        (8)

        For the last fiscal year, the Real Estate Stock Fund underperformed the DJ Wilshire Real Estate Securities Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.45%.

        (9)

        For the last fiscal year, the Int’l Stock Fund underperformed the MSCI All Country World Index ex U.S., which reduced the sub-advisory fee.  The Fund’s management fees can range from 1.15% to 1.45%.

       (10)

        For the last fiscal year, the Small Cap Value Fund outperformed the Russell 2000 Value Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.75%.

       (11)

        For the last fiscal year, the Large Cap Growth Fund outperformed the Russell 1000 Growth Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.65%.

       (12)

        For the last fiscal year, the Small Cap Growth Fund outperformed the Russell 2000 Growth Index, which increased the sub-advisory fee.  The Fund’s  management fees can range from 0.65% to 1.65%.

       (13)

        For the last fiscal year, the Emerging Markets Stock Fund underperformed the MSCI Emerging Markets Index, which decreased the sub-advisory fee.  The Fund’s management fees can range from 0.65 to 1.65%.

        (*)

        Underlying Fund expenses of one basis point or less are reflected in other expenses.

Management of the Funds

Investment Adviser

Dunham & Associates Investment Counsel, Inc. (the “Adviser”), located at 10251 Vista Sorrento Parkway, San Diego, CA 92121, serves as the Funds’ Investment Adviser.  The Adviser’s mailing address is P.O. Box 910309, San Diego, CA 92191.  The Adviser is a registered broker dealer under the Securities Exchange Act of 1934, as amended, and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.

a)

setting the Funds’ overall investment objectives;

b)

evaluating, selecting and recommending Sub-Advisers to manage the Funds’ assets;

c)

monitoring and evaluating the performance of Sub-Advisers, including their compliance with the investment objectives, policies, and restrictions of the Funds; and

d)

implementing procedures to ensure that the Sub-Advisers comply with the Funds’ investment objectives, polices and restrictions.

The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  The Adviser and the Predecessor Trust were granted  an exemptive order (the “Order”) from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with Sub-Advisers without obtaining shareholder approval.  The Order applies to the Trust as well as the Predecessor Trust.

The Order also permits the Adviser, subject to the approval of the Board of Trustees, to replace Sub-Advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.  The SEC granted the Order on September 26, 2006.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust on behalf of each Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee as approved by Shareholders at the Predecessor Trust’s Shareholder meeting held on June 23, 2006.  Effective September 1, 2007, each Fund’s Sub-Adviser is compensated based on its performance and each sub-advisory agreement is a fulcrum fee arrangement.

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	1.15% – 1.45%	0.65%	0.50% - 0.80%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

All of the above sub-advisory fees are within the limits of the negotiable sub-advisory fee ranges pre-approved by shareholders of each Predecessor Fund at the August 26, 2005 shareholder meeting:

Fund:	Pre-Approved Negotiable Range of Sub-Advisory Fees
Dunham Corporate/Government Bond Fund	0% - 0.70%
Dunham High-Yield Bond Fund	N/A
Dunham Appreciation & Income Fund	0% - 1.50%
Dunham Large Cap Value Fund	0% - 1.00%
Dunham Real Estate Stock Fund	0% - 1.00%
Dunham International Stock Fund	0% - 1.00%
Dunham Small Cap Value Fund	0% - 1.50%
Dunham Large Cap Growth Fund	0% - 1.10%
Dunham Small Cap Growth Fund	0% - 1.30%
Dunham Emerging Markets Stock Fund	0% - 1.20%

Fulcrum Fees, Generally. A fulcrum fee basically has two parts -  the base fee and the performance fee.  In a typical fulcrum fee arrangement, the base fee is the pre-determined rate at which the sub-adviser is paid when its net performance is in line with that of the fund’s benchmark.  The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with pre-determined rates of adjustment. In a fulcrum fee arrangement, a sub-adviser is rewarded for out-performance or penalized for under-performance in equal measure.  Depending on a fund’s net performance versus its benchmark, the sub-adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively.  This formula has matching maximum and minimum ranges in which the fees can be adjusted.  Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months.  In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease.   The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or sub-adviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-adviser more than the Base Fee, even though the performance of both the fund and the fund's benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund's net performance. In no event will sub-advisory fees be more than the maximum indicated in the above table.

The Fulcrum Fee Calculation Methodology for the Dunham Funds Sub-Advisers. In a typical fulcrum fee arrangement, the base fee is not adjusted during the first twelve months.  However, under each Dunham Fund’s sub-advisory agreement, the performance adjustment to the base fee is calculated daily during the first twelve months, based on the average net assets of the Fund from inception of the contract to date, and the comparative performance of the Fund (Fund performance will be based on Class N share performance) to its Benchmark from inception of the contract to date, on the day of calculation.  In this manner, performance counts from the very first day of each sub-advisory agreement.

Each Fund’s fulcrum fee will be calculated using an annual base sub-advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s performance over a rolling twelve-month period (or, during the first twelve months, as described above), relative to the Fund’s benchmark (the “Performance Fee”).   Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  In addition, certain sub-advisors have agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds; i.e., if the fee earned is equal to or less than the waiver, then the sub-adviser will receive no payment, nor will the sub-adviser owe money to the Fund.

During the first twelve months of each Fund’s sub-advisory agreement, the Fund will accrue, on a daily basis, the Base Fee adjusted by the Performance Fee, as described in the preceding paragraph (the “Fulcrum Fee”).  However, because each such sub-advisory agreement requires that the sub-adviser be paid out only the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser in most cases will receive no compensation until the end of the first year.  At the end of the first year of the contract, the sub-adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the proposed fulcrum fee methodology will have three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12 month period of the accrued Fulcrum Fee less the Minimum Fee.  Beginning with the thirteenth month of operation under each sub-advisory agreement, the entire sub-advisory fee will be calculated daily and paid monthly based on the Fund’s average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.  In other words, after the initial twelve-month period, each Fund’s fulcrum fee arrangement will become typical of such arrangements in the mutual fund industry.

The following example illustrates the fulcrum fee methodology employed in each sub-advisory agreement.  In the example, the Base Fee is 0.50% with a Performance Fee of plus or minus 0.50%; thus, the Maximum Fee is 1.00% and the Minimum Fee is 0.00%.  In addition, the example shows a null zone of plus or minus 0.25%, and the sub-advisory fee moving (after clearing the null zone) at a rate of approximately 0.01% for each 0.05% of outperformance of the benchmark.  Each of these Fees/factors/rates/amounts will vary with each sub-advisory agreement.

SAMPLE SUB-ADVISORY FEE TABLE

Cumulative 12-Month Return	Performance Fee Adjustment	Total Fee Payable to Sub-Adviser
Plus or Minus Return of Index	Plus or Minus Base Fee (0.50%)	If Plus	If Minus
2.50% or more	0.50%	1.000%	0.000%
2.35%	0.47%	0.970%	0.030%
2.20%	0.44%	0.940%	0.060%
2.05%	0.41%	0.910%	0.090%
1.90%	0.38%	0.880%	0.120%
1.75%	0.35%	0.850%	0.150%
1.60%	0.32%	0.820%	0.180%
1.45%	0.29%	0.790%	0.210%
1.30%	0.26%	0.760%	0.240%
1.15%	0.23%	0.730%	0.270%
1.00%	0.20%	0.700%	0.300%
0.85%	0.17%	0.670%	0.330%
0.70%	0.14%	0.640%	0.360%
0.55%	0.11%	0.610%	0.390%
0.40%	0.08%	0.580%	0.420%
0.26%	0.05%	0.552%	0.448%
0.25%	NULL ZONE	0.500%	0.500%
EVEN WITH INDEX	BASE FEE	0.500%	0.500%

Dunham Asset Allocation Program: The Adviser is the sponsor of the Dunham Asset Allocation Program ("Program"), an advisory wrap program using the Dunham Funds. The Program may be used by financial advisors to diversify client portfolios among the various asset classes represented by the Funds. The Adviser takes a portion of the revenues it receives from the Program and reimburses certain non-affiliated financial advisors for their product marketing and business development efforts. These reimbursements are from 5 to 25 basis points a year, depending on the dollar amount of client assets in various Dunham offerings.  The Adviser also sponsors due diligence trips and conferences designed to enhance the financial advisor's understanding of the offerings. Certain costs associated with attendance at these meetings may be paid by the Adviser.

The Adviser also supports industry conferences and sponsors educational events attended by clients of the financial advisors as well as the financial advisors themselves.

Sub-Advisers

The following sets forth information about each of the Sub-Advisers and Portfolio Managers:

Dunham Corporate/Government Bond Fund

SCM Advisors LLC (“SCM”), an investment management firm located at 909 Montgomery Street, 5th Floor, San Francisco, California, 94133, founded in 1989, serves as the Sub-Adviser to the Dunham Corporate/Government Bond Fund.  Phoenix Investment Partners, Ltd. Owns 100% of SCM.  As of December 31, 2007, SCM had approximately $12.6 billion in assets under management for a national and international client base including individuals and institutions.

SCM’s investment process consists of analyzing and evaluating the entire spectrum of fixed-income securities.  Portfolio duration is targeted in narrow bands around fixed-income benchmark duration.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis.  The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data.  Value is added in four ways: disciplined interest rate anticipation, sector rotation, issue selection and trading opportunities.

The Dunham Corporate/Government Bond Fund is managed by a management team consisting of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Fund is Robert Bishop.

Robert Bishop, CFA

Chief Investment Officer, Fixed Income

Mr. Bishop is the chief investment officer, with portfolio management responsibility over investment grade corporate bonds, credit derivatives, and portfolio strategy. His functional emphasis is in the design and management of SCM's active core, enhanced core, and  full discretion fixed income portfolios. Mr. Bishop joined SCM Advisors in 2002 and has been primarily responsible for the management of the Fund since February 2008.

Dunham High-Yield Bond Fund

PENN Capital Management, The Libertyview Building, Suite 210, 457 Haddonfield Road, Cherry Hill, NJ 08002, serves as the Sub-Adviser for the High Yield Bond Fund.  PENN’s core business is fundamental, bottom-up research on the universe of high yield and small capitalization companies.  PENN’s twelve-member investment team is responsible for understanding a company’s entire capital structure. The style seeks to preserve investors’ principal, while providing a high level of current income. The style invests primarily in single-B rated high yield bonds, consisting of 100% cash-paying, publicly-traded corporate bonds with a preference for senior debt in a corporation’s capital structure. The style will also seek undervalued high yield bonds for potential gains based on capital appreciation. The style intends to preserve capital by limiting downside risk through the detection of significant negative changes in the future operating cash flow levels of issuers before such risk is fully reflected in the price of securities. PENN maintains a discipline of selling a security if it falls 10% from cost, liquidity permitting. As of December 31, 2007 PENN had approximately $4.9 billion under management.

Bond selection for the Dunham High-Yield Bond Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham High-Yield Bond Fund are Richard A. Hocker and J. Paulo Silva.

Richard A. Hocker, CIO

Founder and Chief Investment Officer

Mr. Hocker serves as the Chief Investment Officer of PENN Capital Management. Mr. Hocker has over 30 years of institutional investment experience. Since inception of the firm in November 1987, Mr. Hocker has served as Chief Investment Officer and Senior Portfolio Manager guiding policy development and the future direction of PENN’s high yield bond and equity strategies. Additionally, Mr. Hocker is a member of the Executive Committee and Chairman of the Investment Committee.

J. Paulo Silva, CFA

Portfolio Manager and Principal

J. Paulo Silva joined PENN Capital Management as a research analyst in June 2002, and was promoted to portfolio manager and principal in 2004. As a Portfolio Manager at PENN, Paulo’s responsibilities include covering Healthcare, Automotive, Technology, Chemicals, and Industrials.

Dunham Appreciation & Income Fund

Calamos® Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois, 60563, is the Sub-Adviser to the Dunham Appreciation & Income Fund.  Calamos and its predecessor companies have specialized in security research and money management since 1977.  Calamos managed approximately $46.2 billion as of December 31, 2007.

Calamos invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  Calamos research/investment process consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the management team strives to create a portfolio with a reasonable risk/reward trade-off.

Stock selection for the Dunham Appreciation & Income Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Appreciation & Income Fund are co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA.

John P. Calamos, Sr.

Chairman, CEO, President and Co-Chief Investment Officer

Mr. Calamos founded Calamos in 1977.  He specializes in investment research and portfolio management of convertible securities, using convertibles and hedging techniques designed to control risk and stabilize the asset base during volatile market periods.

Nick P. Calamos, CFA

Sr. EVP, Head of Investments and Co-Chief Investment Officer

Mr. Calamos oversees research and portfolio management for Calamos.  Since joining Calamos in 1983, his experience has centered on convertible securities investment.  He has been instrumental in developing the Calamos Convertible Research System (CCRS), a sophisticated, proprietary research system that monitors and scans the entire convertible market for the best available investment opportunities.

Dunham Large Cap Value Fund

C.S. McKee, L.P., a 100% employee owned firm located at One Gateway Center, 8th Floor, Pittsburgh, Pennsylvania, 15222, founded in 1931, serves as the Sub-Adviser to the Dunham Large Cap Value Fund.  A team of six individuals averaging over 15 years of investment experience makes investment decisions.  As of December 31, 2007, C.S. McKee, L.P. had approximately $7.9 billion in assets under management.

C.S. McKee, L.P. uses an active bottom-up stock selection process for investing in large cap value stocks, emphasizing those believed to be statistically undervalued while exhibiting attractive earnings dynamics.  The firm’s analysts screen each industry using a combination of fundamental, technical, and risk assessment models.

Stock selection for the Dunham Large Cap Value Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Fund are Gregory M. Melvin and Robert A. McGee.

Gregory M. Melvin, CFA, CFP

Executive Vice President and Chief Investment Officer

Mr. Melvin, who joined C.S. McKee in 2000, is the Chairman of the Investment Policy Committee.  He has the overall responsibility for client portfolios and the investment process at C.S. McKee.

Robert A. McGee, CFA

Senior Vice President and Portfolio Manager, Equities

Mr. McGee joined C.S. McKee in 2000.  He is responsible for portfolio management of core and value equity portfolios.

Dunham Real Estate Stock Fund

Ten Asset Management, Inc. (Ten) located at 171 Saxony Road, Suite 105, Encinitas, CA 92024, is a California Corporation founded in the year 2004. Ten had approximately $742 million in assets under management as of December 31, 2007. Ten is an active investment manager focusing on investing using a systematic controlled process that is based upon sound economic principles.  The firm manages assets in the long equity area and the long/short equity space. Additionally, Ten’s founding members have experience working with one another, as the three executives who founded the firm previously served as principals at a prior company.

Robert Zimmer

Primary Portfolio Manager

Robert Zimmer serves as the lead portfolio manager for the Dunham Real Estate Stock Fund and is primarily responsible for the day-to-day investment decisions of the Fund.  Mr. Zimmer co-founded Ten Asset Management, Inc. in December, 2004, came to Ten from Freeman Associates where he began his career, and most recently served as Senior Vice President of portfolio management. Mr. Zimmer was responsible for overall portfolio constructions and implementation. Additionally he executed numerous client projects in areas including customized solutions, risk budgeting and asset allocation.

John Cuthbertson, Ph.D., CFA

Associate Portfolio Manager & Analyst

Dr. Cuthbertson assists Mr. Zimmer in managing the Dunham Real Estate Stock Fund’s portfolio. His responsibilities at Ten Asset Management include strategy engineering, development, portfolio optimization, attribution analysis and the oversight of all ongoing research. He develops and evaluates potential indicators of future stock performance using historical simulation of strategies and statistical analysis, etc. He is responsible for the overall development and integration of Ten’s optimized portfolio selection system.  From 1996 to 2004, Dr. Cuthbertson worked at Investment Research Company serving as Vice President and Senior Research Analyst, responsible for fundamental research.

Dunham International Stock Fund

Neuberger Berman Management Inc. (“NB”), located at 605 Third Avenue, New York, New York 10158, is the Sub-Adviser to the Dunham International Stock Fund.  NB is a New York corporation and a wholly owned subsidiary of Neuberger Berman Inc., also a New York corporation, which, in turn, is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., located at 745 Seventh Avenue, New York, NY 10019.  NB had approximately $153.2 billion in assets under management as of September 30, 2007.  NB manages equity, fixed income, tax-free and money market mutual funds, including the Neuberger Berman International Fund, which is an all-cap value fund, with an investment objective of long-term capital growth.

NB invests primarily in developed foreign markets using a value-oriented investment approach. NB uses a decision process that includes segmenting over 7,000 companies into industry groups.  Through detailed bottom-up analysis, NB identifies quality companies that are undervalued relative to their global peers.  Using on-going rigorous fundamental analysis, NB attempts to identify the best opportunities and constructs a portfolio based on strict buy and sell targets.

Mr. Benjamin Segal is primarily responsible for the day-to-day management of the Dunham International Stock Fund

Benjamin Segal

Managing Director, Vice President, and Portfolio Manager

Benjamin Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000.

Dunham Small Cap Value Fund

Denver Investment Advisors LLC (“DIA”) located at Seventeenth Street Plaza, 1225 17th Street, 26th Floor, Denver CO 80202, is a Colorado limited liability company and the Sub-Adviser to the Dunham Small Cap Value Fund.  DIA had approximately $9.7 billion in assets under management as of December 31, 2007.  DIA uses a fundamental bottom-up stock selection approach with an investment horizon of 3-5 years.  The key premise under which the Value Team operates is that a company’s market value is ultimately determined by its creation or destruction of economic wealth.  DIA believes its small-cap value investment approach has the potential to achieve superior long-term, risk-adjusted returns because: 1) DIA focuses on small-cap dividend-paying securities, which outperform small-cap non-dividend-paying equities over the long-term, 2) a value and dividend-paying emphasis reduces portfolio risk, and 3) the inefficiencies within the small-cap arena create frequent valuation discrepancies which can be exploited.

Security selection for the Dunham Small Cap Value Fund is made by a team that consists of portfolio managers and analysts.  The members of the DIA team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Value Fund are Kris B. Herrick, CFA and Troy Dayton, CFA.

Kris B. Herrick, CFA

Partner, Director of Value Research.  Mr. Herrick has been a Director of Value Research at DIA since November 2000.

Dean A. Graves, CFA

Partner, Portfolio Manager. Mr. Graves has been a portfolio manager with DIA (and its predecessor organizations) since 1994.

Troy Dayton, CFA

Partner, Portfolio Manager/Senior Research Analyst. Mr. Dayton has been a portfolio manager and analyst with DIA since May 2002.

Mark M. Adelmann, C.P.A., CFA

Partner, Senior Research Analyst, 1995 to Present; BS - Oral Roberts University; Member, DSSA; Member, American Institute of CPAs (AICPA).  Mr. Adelmann joined DIA in 1995 and is a senior research analyst.

Derek R. Anguilm, CFA

Partner, Senior Research Analyst. Mr. Anguilm joined DIA in 2000 as is a senior research analyst.

Maia Babbs, CFA

Research Analyst. Mr. Babbs joined DIA in 2004 and is a research analyst.  From January 2003 to August 2004, he was a senior associate with Green Manning & Bunch LTD.

Dunham Large Cap Growth Fund

Rigel Capital, LLC (“RC”), located at 3930 Two Union Square, 601 Union Street, Seattle, WA  98101, is a Delaware Limited Liability Corporation founded in 1998.  RC had approximately $2.4 billion in Large Cap Growth Assets under management as of December 31, 2007.  RC manages equity investments, primarily for high net worth individuals, pension and profit sharing plans, banks, other institutional investors, hedge funds and mutual funds.  RC has an eight-member Large Cap Growth Team, with over 130 years’ combined industry experience.  RC does not have an affiliated broker dealer but may direct brokerage commissions to unaffiliated broker/dealers and receive research through said broker/dealers paid for by soft dollars.  Any such commissions and soft dollar payments will conform to the federal securities laws and will be reported quarterly to the Board.  RC has a best execution committee to deal with broker selection.

Security selection for the Dunham Large Cap Growth Fund is made by a team that consists of portfolio managers and analysts.  The members of the RC team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Growth Fund are George B. Kauffman, and John Corby.

George B. Kauffman  - As a participant in the two-person investment leadership team, George B. Kauffman is a founder and the Chief Investment Officer, and oversees the Investment Center activities for RC since 1998.

John Corby - As a participant in the two-person investment leadership team, John Corby plays a leadership role in RC's risk control and quantitative screening.  Mr. Corby joined RC in June 2004 and is an Executive Vice President and Chief Risk Control Officer.  Before joining RC, Mr. Corby spent 17 years at Provident Investment Counsel where his most recent position was Managing Director.

Linda C. Olson is a member of the Rigel Investment Center team and a Senior Vice President.  From 2005 to 2007,  Ms. Olson worked for Bank of America as a Portfolio Manager.

Richard N. Stice is a member of Rigel’s Investment Center team.  Mr. Stice is a Vice President and responsible for quantitative and fundamental research and analytics as part of the Portfolio Management Team. From 2005 to 2007, he was senior associate director of equity research at Standard & Poor’s focusing on the Technology sector.

Jeff L. Schmidt provides quantitative and fundamental research and analytical support within the Rigel Investment Center. He also supports RC's trading effort, and is responsible for implementing ongoing enhancements and integration to RC's investment-related software and systems. Mr. Schmidt interned and worked part-time in Rigel's Investment Center for 2 years beginning in June 2004 before joining as a permanent employee in mid-2004.

Jeffrey B. Kauffman is a member of the RC Investment Center team. Mr. Kauffman is a Vice President and has responsibilities for investment and statistical research and analyses in support of RC's portfolio management activities. Mr. Kauffman joined RC in September 1998.

Alexander S. Frink is a Vice President and leads RC's trading effort, as the senior trader responsible for RC’s trading effort and strategy since February 2006.  Before Joining RC in 2006, Mr. Frink spent 10 years at Merrill Lynch where his most recent position was First Vice President.

Dunham Small Cap Growth Fund

Pier Capital, LLC (“Pier Capital”), 263 Tresser Blvd., 10th Floor, Stamford, Connecticut, 06901, established in 1987, serves as the Sub-Adviser to the Dunham Small Cap Growth Fund.  Pier Capital, formerly known as SEB Asset Management America Inc. (SEB), had $758 million in assets under management as of December 31, 2007.

Pier Capital focuses on small cap growth companies with a market capitalization typically in the $100 million to $2 billion range that exhibit a long-term sustainable business model.  Companies in the portfolio are generally exhibit: (i) strong company financials, (ii) some level of barrier to entry, and (iii) focused management.  Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years.  Pier Capital expects to invest in these companies at a discount to their growth rate.

Stock selection for the Dunham Small Cap Growth Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Growth Fund are Jan. E. Parsons and Vinay Ved.

Jan E. Parsons

Partner, Chief Investment Officer

Mr. Parsons has been with Pier Capital, formerly SEB, since 1987 as the Chief Equity Investment Officer.

Vinay Ved

Partner, Chief Portfolio Manager

Mr. Ved joined Pier Capital, formerly SEB, in 1994, as Senior Investment Manager.

Dunham Emerging Markets Stock Fund

Van Eck Associates Corporation (“Van Eck”), 99 Park Avenue, 8th Floor, New York, New York, 10016, serves as the Sub-Adviser to the Dunham Emerging Markets Stock Fund.  Van Eck is a privately owned company.  As of December 31, 2007, Van Eck had approximately $9.3 billion in assets under management.

Van Eck invests in emerging markets stocks located primarily in Latin America, Asia (excluding Japan), Eastern Europe and Africa.  Van Eck uses a “growth at a reasonable price” approach to investing.  The companies in the portfolio are projected to have a higher return on equity relative to that of similar companies.  Van Eck uses a top-down approach for regional asset allocation to help control risk.  A bottom-up approach is then used to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.

Mr. David A. Semple is primarily responsible for the day-to-day management of the Dunham Emerging Markets Stock Fund.

David A. Semple

Portfolio Manager, Director

Mr. Semple joined Van Eck in 1998 as the Director of International Equity. He is also portfolio manager of other mutual funds advised by Van Eck, and a member of several of Van Eck’s investment management teams. Mr. Semple additionally serves as an adviser on Van Eck Multi-Strategy Partners, LP, through Van Eck Absolute Return Advisers, Corp., a hedge fund adviser wholly owned by Van Eck.

Portfolio Managers

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Each Fund’s net asset value (“NAV”) for each class of shares is calculated on each day that the New York Stock Exchange is open.  The NAV is the value of a single share of a Fund.  The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.  The NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding.  The value of a Fund’s total assets is generally based on the market value of the securities that the Fund holds.  Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. If market values are not available, the Adviser will determine the fair value of securities using procedures that the Board of Trustees has approved.  The Adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange.  In some cases, particularly with thinly traded securities like small cap stocks and junk bonds, the Adviser may determine that a price is stale.  In those circumstances where a security’s price is not considered to be market indicative, the security’s valuation may differ from an available market quotation.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees of the Trust has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments and increase brokerage and administrative costs. A Fund may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

An investor’s exchange privilege or right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive.  A Fund may accept redemptions and exchanges in excess of the above guidelines if it believes that granting such exceptions is in the best interest of the Fund and the redemption or exchange is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a mutual fund purchase, redemption or exchange where the shareholder executing the transaction is engaged in any activity which violates the terms of the Funds’ Prospectus or SAI, and/or is considered not to be in the best interests of the Fund or its other shareholders.

Each Fund will apply these policies and procedures uniformly to all Fund shareholders. Although each Fund intends to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for a Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interest of Fund shareholders, or to comply with state or Federal requirements.

Your Account

Types of Account Ownership

You may buy shares of a Fund at the Fund’s NAV, next determined after you place your order.  If you are making an initial investment in the Funds, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

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Individual or Joint Ownership.  One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s medallion signature guarantee for any transaction requiring a medallion signature guarantee.

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Custodial Accounts.  A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts.  Corporations, partnerships and other legal entities also may open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually.  In addition, IRA holders’ age 50 or older may contribute $500 a year more than these limits.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Purchasing Fund Shares

Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund and Dunham Emerging Markets Stock Fund, at net asset value with the following front end sales charges (“FESC”) based on the amount of purchase:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.75%
$50,000 but less $100,000	4.75%	4.99%	4.75%
$100,000 but less than $250,000	3.75%	3.90%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	3.00%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	None	None	None

The following sales charges apply to your purchases of Class A shares of the Dunham Corporate/Government Bond Fund and Dunham High Yield Bond Fund at net asset value with the following FESC based on the amount of purchase:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	4.50%	4.71%	4.50%
$50,000 but less $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	None	None	None

The distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, .50% on amounts over $3 million but less than $5 million, .25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to CDSC on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on those shares redeemed.

Receipt of Orders

Shares may only be purchased on days the Funds are open for business.  Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Minimum Investments

For Class A shares, the initial minimum investment amount for regular accounts is $5,000, and for tax-deferred accounts is $2,000.  The minimum subsequent investment is $100. An account fee of $15 annually will be charged for all non-retirement accounts with a balance below $2,500. The account fee will not be charged if the balance falls below $2,500 due solely to depreciation of the investment. The fee is waived if your total investment amount in all Funds combined is $50,000 or more.

Methods of Buying

	TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone

You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected “Telephone Privileges” on a Fund, you may call that Fund (toll-free) at:

1-888-3DUNHAM (338-6426) to request an exchange into another Fund. (Note: For security reasons, requests by telephone will be recorded.)

See “Exchanging Shares.”

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Fund (toll-free) at:

1-888-3DUNHAM (338-6426) to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail

Make your check payable to “Dunham Funds.” Forward the check and your application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Fill out the investment stub from an account statement, or indicate the Fund name and your account number on your check.  Make your check payable to “Dunham Funds.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire

Forward your application to the address below.  Call (toll-free) 1-888-3DUNHAM (338-6426) to obtain an account number.  Wire funds using the instructions to the right.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Notify the Fund of an incoming wire by calling (toll-free) 1-888-3DUNHAM (338-6426). Use the following instructions:

First National Bank

Omaha, NE 68102

ABA#  104000016

Credit:  “name of fund”

DDA # 110190871

FBO:   (name of Fund)

            (class)

            (name/title on the account)

            (account #)

Neither the Funds nor its agent is responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account using one of the previous methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-888-3DUNHAM (338-6426).

Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment.  Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine the value of your new purchases of Class A Shares with the value of any other Class A Shares of the Dunham Funds that you already own. In other words, the applicable initial sales charge for the new purchase is based on the total of your current purchase plus the current value of all other Class A Shares of the Dunham Funds that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Fund shares held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

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Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer’s brokerage account or with a bank, an insurance company separate account or an investment advisor);

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Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs;

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of the Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A shares.  If you have redeemed Class A Shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A Shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

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Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

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Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

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Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

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Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

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Clients of registered investment advisers that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

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Institutional investors (which may include bank trust departments and registered investment advisers).

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Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

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Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

An employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge.

Sales Charge Exceptions

You will not pay initial sales charges on Class A Shares purchased by reinvesting dividends and distributions.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the Distributors discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Redemption of Shares

You have the right to sell (“redeem”) all or any part of your shares.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Methods of Redemption

Method of Redemption	Redemption Procedures
By Telephone

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-888-3DUNHAM (338-6426) between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

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have declined or canceled your telephone investment privilege;

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wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

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must provide supporting legal documents such as a medallion signature guarantee for redemption requests by corporations, trusts and partnerships; or

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wish to redeem from a retirement account.

By Mail

If you are redeeming shares, you may send your

redemption request to

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You must include the following information in your written request:

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a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

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other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

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a medallion signature guarantee, if necessary.

Request in “Good Order”

For our mutual protection, all redemption requests must include:

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your account number

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the Fund which you are redeeming from

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the dollar or share amount of the transaction

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for mail requests, signatures of all owners EXACTLY as registered on the account and medallion signature guarantees, if required (medallion signature guarantees can be obtained at most banks, credit unions, and licensed securities brokers)

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any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price (NAV) after we have received all required information.

By Systematic Withdrawal Plan

The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $100 per period.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

If you invest through a third party (rather than directly with the Adviser), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Third parties may receive payments from the Adviser in connection with their offering of Fund shares to their customers, or for other services.  The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received.  Please consult a representative of your plan or financial institution for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.  “Good Order” means your letter of instruction includes:

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The name of the Fund

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The number of shares or the dollar amount of shares to be redeemed

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Signatures of all registered shareholders exactly as the shares are registered

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The account number

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

1.

We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after the Fund receives your request in Good Order, however your request may take up to seven days to be processed if making immediate payment would adversely affect the Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2.

We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3.

For a $15 fee, which will be deducted from your redemption proceed; we can transmit the proceeds by wire to a pre-authorized bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Medallion Signature Guarantees

A medallion signature guarantee of each owner is required to redeem shares in the following situations:

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If you change ownership on your account

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When you want the redemption proceeds sent to a different address than that registered on the account

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If the proceeds are to be made payable to someone other than the account’s owner(s)

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Any redemption transmitted by federal wire transfer or EFT to a bank other than your bank of record

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If a change of address request has been received by the Transfer Agent within the last 15 days

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For all redemptions of $50,000 or more from any shareholder account

A medallion signature guarantee assures that a signature is genuine.  The medallion signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide a medallion signature guarantee.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-888-3DUNHAM (338-6426) before making your request to determine what additional documents are required.

General Transaction Policies

The Funds reserve the right to:

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Vary or waive any minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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Reject or cancel any purchase or exchange request (but not a redemption request in Good Order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below the Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Modify or terminate the exchange privilege after 60 days written notice to shareholders.

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Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, the Funds’ Transfer Agent will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.  The Funds’ Transfer Agent may request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds’ Transfer Agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) for instructions.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Funds or the Funds’ transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you also may mail the request to the Funds at the address listed under “Methods of Buying.”

In an effort to minimize costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-888-3DUNHAM (338-6426) to request individual copies of these documents.  The Funds will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

Exchanging Shares

Exchange Privilege

Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.  The exchange privilege is available to shareholders residing in any state in which Fund shares being acquired may be legally sold.

The Funds’ Adviser reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, Dunham & Associates Investment Counsel, Inc. (or the “Distributor”) and the Funds’ Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine.  Calls may be recorded.  If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.  For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine.  If this occurs, we will not be liable for any loss.  The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders.  Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.”  Market timers are investors who repeatedly make exchanges within a short period of time.  The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders.  In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

Anti-Money Laundering and Customer Identification Programs

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government – issued documentation certifying the existence of the person, business or enterprise.

Distribution of Fund Shares

Distributor

In addition to serving as Adviser to the Funds, Dunham & Associates Investment Counsel, Inc. serves as distributor of the shares of the Funds.  Dunham & Associates Investment Counsel, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis.

Plan of Distribution

With respect to each Fund’s Class A shares, the Board of Trustees of the Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that each Fund will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Funds for shareholder services.  The fee is treated by each Fund as an expense in the year it is accrued.  Because the fee is paid out of each Fund’s assets attributable to Class A shares on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Class A shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Distributions

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments.  Each Fund passes substantially all of its earnings along to its investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

•

Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

•

Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

Dividends attributable to the net investment income of the Dunham Short-Term Bond Fund and Dunham Corporate/Government Bond Fund will be declared monthly and paid monthly.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-888-3DUNHAM (338-6426) for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  The following tax information in the Prospectus is provided as general information. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Unless your investment in the Funds is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell Fund shares, including an exchange to another Fund.

Taxes on Distributions

You will generally be subject to pay federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  All other distributions, including short-term capital gains, will be taxed as ordinary income.  The Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund, you will be subject to tax on any taxable gain.  Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

Avoid “Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•

Provide your correct social security or taxpayer identification number,

•

Certify that this number is correct

•

Certify that you are not subject to backup withholding, and

•

Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

__________________________________________________________________________________________________

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information for the Funds has been derived from the financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Funds’ financial statements, are included in the Predecessor Funds’ October 31, 2007 annual report, which is available upon request.

	Dunham Corporate/ Government Fund	Dunham High Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund

	Period Ended	Period Ended	Period Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2007*	2007*	2007*	2007*

Net asset value, beginning of period	$ 13.60	$ 10.06	$ 8.41	$ 12.18
Income (loss) from investment operations:
Net investment income**	0.46	0.53	0.00	0.11
Net realized and unrealized gain (loss)	(0.14)	(0.45)	1.70	0.99
Total income (loss) from investment operations	0.32	0.08	1.70	1.10
Less distributions:
Distributions from net investment income	(0.23)	(0.33)	0.00	0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00
Total distributions	(0.23)	(0.33)	0.00	0.00
Net asset value, end of period	$ 13.69	$ 9.81	$ 10.11	$ 13.28

Total return +	2.40%	0.83%	20.21%	9.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 221	$ 178	$ 732	$ 187
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.31%	1.55%	2.12%	1.57%
After advisory fee waivers^	1.28%	1.55%	2.12%	1.57%
Ratios of net investment income to
average net assets:
Before advisory fee waivers^	4.08%	6.28%	0.06%	1.03%
After advisory fee waivers^	4.11%	6.28%	0.06%	1.03%
Portfolio turnover rate	291%	64%	109%	23%

* All Class A shares commenced operations on January 3, 2007.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total  return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

	Dunham Real Estate Stock Fund	Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund

	Period Ended	Period Ended	Period Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2007*	2007*	2007*	2007*

Net asset value, beginning of period	$ 17.65	$ 14.62	$ 11.71	$ 4.63
Income (loss) from investment operations:
Net investment income (loss)**	0.10	(0.02)	(0.03)	0.00
Net realized and unrealized gain (loss)	(1.00)	1.76	0.57	0.91
Total income (loss) from investment operations	(0.90)	1.74	0.54	0.91
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00
Net asset value, end of period	$ 16.75	$ 16.36	$ 12.25	$ 5.54

Total return +	(5.09)%	11.90%	4.61%	19.65%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 186	$ 182	$ 68	$ 293
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.98%	2.16%	2.74%	1.64%
After advisory fee waivers^	1.78%	2.16%	2.59%	1.49%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.50%	(0.18)%	(0.45)%	(0.24)%
After advisory fee waivers^	0.70%	(0.18)%	(0.29)%	(0.09)%
Portfolio turnover rate	90%	55%	44%	232%

* All Class A shares commenced operations on January 3, 2007.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total  return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund

	Period Ended	Period Ended
	October 31,	October 31,
	2007*	2007*

Net asset value, beginning of period	$ 13.70	$ 17.97
Income from investment operations:
Net investment income (loss)**	(0.14)	(0.09)
Net realized and unrealized gain	2.93	6.91
Total income from investment operations	2.79	6.82
Less distributions:
Distributions from net investment income	0.00	0.00
Distributions from net realized gains	0.00	0.00
Total distributions	0.00	0.00
Net asset value, end of period	$ 16.49	$ 24.79

Total return +	20.36%	37.95%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 207	$ 350
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.68%	2.83%
After advisory fee waivers^	1.68%	2.53%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.11)%	(0.82)%
After advisory fee waivers^	(1.11)%	(0.52)%
Portfolio turnover rate	214%	92%

* All Class A shares commenced operations on January 3, 2007.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

    +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total  return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Privacy Policy

Privacy Statement

The Funds recognize and respect the privacy of each of their investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral electronic or telephonic communications, and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

For More Information

You may obtain the following and other information regarding the Funds free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Funds provides more details about the Funds’ policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Funds provide the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Funds or to request additional information about the Funds, please contact us.

By Telephone:

1-888-3DUNHAM (338-6426)

By Mail:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Website:

www.dunham.com

Through the SEC:

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Manager Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191	Fund Administrator Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788	Distributor Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191
Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street Omaha, NE 68137	Custodian Citibank, N.A. One Samson Street, 25th Floor San Francisco, CA 94104	Fund Counsel Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202

Investment Company Act File Number 811-22153

665815.4

Prospectus

March 4, 2008

The Dunham Funds – Class C Shares

Dunham Corporate/Government Bond Fund

DCCGX

Dunham High-Yield Bond Fund

DCHYX

Dunham Appreciation & Income Fund

DCAIX

Dunham Large Cap Value Fund

DCLVX

Dunham Real Estate Stock Fund

DCREX

Dunham International Stock Fund

DCINX

Dunham Small Cap Value Fund

DCSVX

Dunham Large Cap Growth Fund

DCLGX

Dunham Small Cap Growth Fund

DCDGX

Dunham Emerging Markets Stock Fund

DCEMX

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309

San Diego, California 92191

1-800-442-4358

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Dunham Funds Prospectus,  March 3, 2008                                                        Page

Overview	1
The Adviser	2
The Funds – Investment Objective/ Principal Investment Strategies/Performance of the Fund
Dunham Corporate/Government Bond Fund	3
Dunham High-Yield Bond Fund	7
Dunham Appreciation & Income Fund	11
Dunham Large Cap Value Fund	14
Dunham Real Estate Stock Fund	16
Dunham International Stock Fund	18
Dunham Small Cap Value Fund	20
Dunham Large Cap Growth Fund	22
Dunham Small Cap Growth Fund	24
Dunham Emerging Markets Stock Fund	26
Principal Risks of Investment	28
Portfolio Holdings	33
Fees and Expenses	33
Example	34
Management of the Funds	35
Investment Adviser	35
Sub-Advisers	38
Portfolio Managers	44
Valuation of Fund Shares	45
Frequent Purchases and Redemptions of Fund Shares	45
Your Account	46
Types of Account Ownership	46
Tax-Deferred Accounts	46
Purchasing Fund Shares	47
Receipt of Orders	47
Minimum Investments	47
Methods of Buying	47
Redemption of Shares	49
Methods of Redemption	49
Payment of Redemption Proceeds	50
Medallion Signature Guarantees	51
Corporate, Trust and Other Accounts	51
General Transaction Policies	52
Exchanging Shares	53
Exchange Privilege	53
Limitations on Exchanges	53
Anti-Money Laundering and Customer Identification Programs	54
Distribution of Fund Shares	54
Distributor	54
Plan of Distribution	54
Distributions	55
Federal Tax Considerations	55
Taxes on Distributions	55
Taxes on Sales or Exchanges	56
Avoid “Buying a Dividend”	56
Backup Withholding	56
Financial Highlights	57
Privacy Policy	Inside Back Cover
For More Information	Back Cover
Statement of Additional Information	Back Cover
Annual and Semi-Annual Report	Back Cover

Overview

This Prospectus describes the investment objectives, principal investment strategies and principal risks of the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund  and Dunham Emerging Markets Stock Fund (collectively, the “Funds” and each, a “Fund”).  These ten Funds each form a separate series of Dunham Funds (the “Trust”).  Each Fund offers three classes of shares, Class A shares, Class C shares and Class N shares.  This prospectus relates only to the Funds’ Class C shares.  Some of the Funds may be considered non-diversified for purposes of federal mutual fund regulation, which means that they may invest in a smaller number of companies than diversified funds.  All of the Funds will, however, meet the diversification requirements for mutual funds under the federal tax laws.  You may find the following definitions useful as you read the description of each Fund.

On March 3, 2008, the Trust completed a tax-free reorganization with the AdvisorOne Funds (the "Predecessor Trust").  Prior to the reorganization, each Fund was a series of the Predecessor Trust (the "Predecessor Funds").  Information in the Prospectus, including performance, includes information of the Predecessor Funds because each Fund is the successor to the corresponding Predecessor Fund.

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business.  No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information.

DEFINITIONS:

Investment Objective - A Fund’s investment objective is its ultimate, overriding goal.  It is the way in which the Fund defines itself amongst all other Funds.  There is a wide range of potential investment objectives.  There can be no assurance that any Fund will attain its investment objective.  You should think carefully about whether a Fund’s investment objective is consistent with your own objective for the money that you are contemplating investing in that Fund.  If it is not consistent with your objectives, you should consider another Fund.

Principal Investment Strategy - A Fund’s principal investment strategy is the primary means by which the investment adviser to the Fund seeks to attain its investment objective.  A strategy may, among other things, take the form of an undertaking on the part of the investment adviser to the Fund to invest primarily in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries.  Your financial consultant can assist you in understanding these strategies.

Principal Risks - The principal risks of a Fund are those potential occurrences that, in the judgment of the Fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the Fund from attaining its investment objective.  Your financial consultant can assist you in understanding these risks.

The Adviser

Each Fund has its own distinct investment objective, strategies and risks.  The Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Adviser”), under the supervision of the Board of Trustees, is responsible for constructing and monitoring the investment objective and principal investment strategies of each Fund.  Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with the Fund’s investment objective and style.  The potential risks and returns of a Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Fund, rather than simply employing a single firm to manage the assets of all Funds.  This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of Sub-Advisers with complementary investment approaches.  This is particularly important for the non-diversified Funds, which incur greater issuer risk as they invest in fewer securities than diversified Funds.  The Adviser intends to manage the Funds by selecting one Sub-Adviser to manage distinct segments of a market or asset class for each Fund based upon the Adviser’s evaluation of the Sub-Adviser’s expertise and performance in managing the appropriate asset class.  The Adviser monitors each Sub-Adviser for adherence to the respective Fund’s specific investment objective, policies and strategies.  On September 26, 2006, the SEC issued an Order under Section 6(c) of the Investment Company Act of 1940 (the “Act”) granting exemptive relief to the Predecessor Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act.  Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.

THE FUNDS

Dunham Corporate/Government Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Corporate/Government Bond Fund is to seek current income and capital appreciation.  The Fund seeks to achieve its investment objective by making capital investments primarily in Treasuries, agencies, mortgage-backed securities, asset-backed securities and corporate fixed-income instruments.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Corporate/Government Bond Fund invests primarily in fixed-income instruments such as U.S. and foreign government bonds, corporate bonds, high yield bonds, Collateralized Mortgage Obligations, index bonds, and asset-backed securities, as well as Eurodollars, unconstrained by debt ratings.  The Sub-Adviser also may invest up to 20% of the Fund’s net assets in derivatives, including credit default swaps and financial futures. Financial Futures include treasury note futures, bond futures, and Eurodollar futures. While the Sub-Adviser may invest up to 40% of the Fund’s net assets in below investment grade bonds (rated from BB to CCC by S&P or comparably rated by another NRSRO) also known as “high-yield” or “junk bonds,” the Fund intends to maintain an average portfolio credit quality of investment grade.

Under general supervision of the Adviser, the Sub-Adviser actively manages the portfolio and structures asset allocation along an intermediate-term horizon, generally with an average duration of 3 ½ to 6 years.  The portfolio’s allocation to government, agency and mortgage-backed securities will generally range between 0% and 80%.  The portfolio’s allocation to corporate securities will generally range between 0% and 80%.  Allocation methods are based on historical patterns of risk and return and their management disciplines are biased toward defensive strategies that control downside risk while targeting superior long-term investment results.

Value is added through disciplined interest rate anticipation, sector rotation, issuer selection and trading opportunities.

•

Interest rate anticipation is an investment process where the Sub-Adviser seeks to increase returns by moving between long-term and short-term bonds based on a forecast of interest rates.  Sector rotation is an investment process where the Sub-Adviser seeks to increase returns by switching from one sector to another, based on the Sub-Adviser’s view of which sectors will outperform other sectors.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities when the Sub-Adviser believes these types of securities are undervalued relative to other investment opportunities.

•

Issuers are selected for purchase or sale based on both internal research and analysis of published data.  Issues selected are those that are undervalued relative to their sector and the market.

•

Value is also added through trading opportunities created by supply-demand imbalances and through execution.

The Fund invests in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them.

•

U.S. Government Related Securities - The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by residential or commercial mortgages, including pass-through and collateralized mortgage obligations.  Mortgage securities may be issued by the U.S. government or by private entities.  For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as Government National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

•

Lower-Rated (Junk) Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.  Bonds in the lowest categories are likely to default unless business, financial or economic conditions improve.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

•

Credit Default Swaps - A specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. In turn, the insurer pays the insured the remaining interest on the debt, as well as the principal.  Swaps are considered to be Derivatives, the risks of which are described below under “Derivatives Risk.”

•

Financial Futures - Financial futures are a liquid, low cost way to adjust the interest rate sensitivity of a bond portfolio. Since they are exchange traded, there is no counterparty risk and documentation is minimal. Positions are marked to market daily and collateral is exchanged according to the mark. Futures price movements closely approximate the movements of the underlying treasury securities.  Financial Futures are considered to be Derivatives, the risks of which are described below under “Derivatives Risk.”

•

Derivative Strategies/Risks - When the Sub-Adviser uses financial derivatives, such as financial futures and credit default swaps, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Corporate/Government Bond Fund by showing changes in the performance of Class C Shares of the Dunham Corporate/Government Bond Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 3.16% (quarter ended September 30, 2006) and the lowest return for a quarter was -1.04% (quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Corporate/Government Bond Fund Class C
return before taxes	5.48%	3.02%
return after taxes on distributions (1)	4.17%	1.84%
return after taxes on distributions and sale of Fund shares (1)	3.56%	1.90%
Lehman Brothers Aggregate Bond Index (2)	6.97%	4.47%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham High-Yield Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham High-Yield Bond Fund is to provide a high level of current income, with capital appreciation as a secondary goal.  The Fund seeks to achieve its investment objective by investing in lower-rated and unrated, higher-risk corporate bonds.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham High-Yield Bond Fund, under normal market conditions, invests at least 80% of its net assets in debt securities, and convertible securities rated below investment grade (rated from BB to CCC by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality.

Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Sub-Adviser will attempt to reduce investment risk, but losses may occur.  The Fund potentially may invest in non-income producing securities, including defaulted securities and common stocks.  The Fund also may invest in stocks of companies in troubled or uncertain financial condition issued by both domestic and foreign issuers.

Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.  The Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income. Investors should carefully assess the risks associated with an investment in the Fund.

For purposes of investing uninvested cash or otherwise for maintaining liquidity in the Fund’s portfolio while maintaining exposure to the high-yield market, the Dunham High Yield Bond Fund may invest in Targeting Return Index Securities (TRAINS) and CDXs of the Dow Jones CDX family of credit derivative indexes, such as the Dow Jones CDX North America High Yield Index, an index of high yield bonds.  This is not a principal investment strategy of the Fund and the Fund’s Sub-Adviser does not anticipate investing, under normal circumstances, more than 5% of the Fund’s net assets in TRAINS and CDXs.  Under extraordinary circumstances or for temporary defensive purposes, the Fund may invest as much as 20% of its net assets in such instruments.

Derivative Strategies.  The Dunham High-Yield Bond Fund may implement from time to time, certain derivative strategies including investments with respect to TRAINS and CDXs to remain fully invested, to maintain liquidity, to increase total return, or for hedging or defensive purposes.  There can be no assurance that such strategies will be implemented, nor if they are, that they will be successful in limiting down side risk or for any other purposes.

The Fund invests in securities generally having the following characteristics:

•

Lower-Rated (Junk) Bonds – Convertible and non-convertible debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality).  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.  Bonds in the lowest categories are likely to default unless business, financial or economic conditions improve.

The Fund also may invest in other instruments generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them.

•

U.S. Government Related Securities - The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by residential or commercial mortgages, including pass-through and collateralized mortgage obligations.  Mortgage securities may be issued by the U.S. government or by private entities.  For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as Government National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

•

Derivatives - The Dunham High-Yield Bond Fund may use derivative instruments, including TRAINS and CDXs.  Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or market index.  CDX such as the DJCDX North America High Yield Index is an investment vehicle that offers certain investors a diverse, liquid vehicle for initiating and maintaining exposure to the North American high yield credit market.  DJCDX North America High Yield Index is managed by Dow Jones Indexes and sponsored by JPMorgan and Morgan Stanley.  TRAINS (Target Return Index Securities) Trust Series HY.NA High Yield Portfolio is a privately placed grantor investment trust which invests its assets in 68 equally weighted high yield bonds rated B3/B- or higher.  Derivatives involve special risks, which are discussed below under Principal Risks.

•

Derivatives Risk - When the Sub-Adviser uses financial derivatives such as TRAINS and CDXs, an investment in the Dunham High-Yield Bond Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund. See “Principal Risks of Investment” below, for additional information about derivatives risk.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham High-Yield Bond Fund by showing changes in the performance of Class C Shares of the Dunham High-Yield Bond Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 2.99% (quarter ended December 31, 2006) and the lowest return for a quarter was -0.67% (quarter ended September 30, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham High-Yield Bond Fund Class C
return before taxes	1.01%	3.38%
return after taxes on distributions (1)	-1.00%	1.53%
return after taxes on distributions and sale of Fund shares (1)	0.68%	1.82%
Merrill Lynch High Yield Bond Cash Pay Index (2)	2.17%	6.07%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Merrill Lynch High Yield Bond Cash Pay Index measures the performance of high-yield debt securities with maturities of at least one year and a credit rating below investment grade.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on July 1, 2005.

Please refer to the Sections below entitled: "Principal Risks of Investment" and "Fees and Expenses" for important Fund-specific information.

Dunham Appreciation & Income Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Appreciation & Income Fund is to maximize total return under varying market conditions through both current income and capital appreciation.  The Fund seeks to achieve its investment objective by investing in a diversified portfolio of convertible, equity and fixed-income securities.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Appreciation & Income Fund, under normal market conditions, invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  The Fund attempts to utilize these different types of securities to strike the appropriate balance between risk and reward in terms of growth and income.

Under general supervision of the Adviser, the Sub-Adviser seeks to balance risk and reward over various market cycles using varying combinations of stocks, bonds and/or convertible securities.  The stock selection process consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the Sub-Adviser strives to create a portfolio with a reasonable risk/reward trade-off.  As market conditions change, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time.  At some points in a market cycle, one security type (i.e. common stocks) may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.  The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from five to ten years.

The Fund invests in securities generally having the following characteristics:

•

Convertible Securities - Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  Many convertible securities are issued with a “call” feature that allows the issuer of the security to choose when to redeem the security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.  Conversely, certain convertible debt securities may provide a ‘‘put option,’’ which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

•

Equity Securities - Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain or loss.

•

Lower-Quality (Junk) Bonds - The Fund may invest without limit in convertible and non-convertible debt securities commonly known as ‘‘junk bonds’’ that are rated BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality. The Fund will not, however, purchase a security rated below C.

•

Synthetic Convertible Securities - The Fund may also create a “synthetic” convertible security by combining separate securities that possess two principal characteristics of a true convertible security, i.e., fixed-income securities (“fixed-income component”) and the right to acquire equity securities (“convertible component”).  The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments.  The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.  In creating a synthetic security, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.  Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes.  Convertible structured notes are fixed-income debentures linked to equity.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.  Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.  Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.  The Fund may invest without limitation in synthetic convertibles, consistent with the Fund’s diversified strategy.

•

Foreign Securities - The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund will only invest in foreign securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

•

Rule 144A Securities - The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks, bonds or options, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Appreciation & Income Fund by showing changes in the performance of Class C Shares of the Dunham Appreciation & Income Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 8.10% (quarter ended September 30, 2007) and the lowest return for a quarter was –4.52% (quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Appreciation & Income Fund Class C
return before taxes	15.00%	9.00%
return after taxes on distributions (1)	13.47%	7.54%
return after taxes on distributions and sale of Fund shares (1)	11.81%	7.56%
Merrill Lynch Convertible ex Mandatory Index (2)	4.13%	5.83%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Merrill Lynch Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in value-oriented, large capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2007, the S&P 500 Index had market capitalizations between $707 million and $511.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of large companies.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index.  Under general supervision of the Adviser, the Sub-Adviser seeks to achieve superior results through successful stock selection and effective management of risk through systematic diversification across multiple economic sectors and major industries.  The Sub-Adviser focuses on large capitalization value stocks believed to be statistically undervalued while exhibiting attractive earnings dynamics.  The Sub-Adviser, through an active bottom-up stock selection process, uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 75 securities.

The Sub-Adviser’s equity philosophy places strong emphasis on value and earnings momentum.  Stock selection emphasizes issues with low price-earnings ratios and improving earnings dynamics, two characteristics that typically indicate significant appreciation potential.  The Sub-Adviser attempts to identify those companies that are undervalued relative to the market but are also demonstrating above-average earnings momentum where the near-term earnings progression will draw attention to the undervaluation.  The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.

The Sub-Adviser screens each industry using a combination of fundamental, technical, and risk assessment models. These models are used to determine an accurate valuation of the company and its potential for earnings growth. Risk analysis is highly important in the security selection process.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Large Cap Value Fund by showing changes in the performance of Class C Shares of the Dunham Large Cap Value Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 7.50% (quarter ended June 30, 2007) and the lowest return for a quarter was -4.25% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Large Cap Value Fund Class C
return before taxes	2.80%	8.66%
return after taxes on distributions (1)	2.44%	7.67%
return after taxes on distributions and sale of Fund shares (1)	2.30%	7.21%
Russell 1000 Value Index (2)	-0.17%	10.05%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Real Estate Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Real Estate Stock Fund is to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership.  The Fund seeks to achieve its investment objectives by investing in income-producing equity securities of U.S. real estate companies.  The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objectives are non-fundamental policies and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Real Estate Stock Fund, under normal market conditions, invests at least 80% of its net assets in equity securities of companies principally engaged in the U.S. real estate industry.  A company is principally engaged in the U.S. real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management or sale of U.S. real estate.  Under general supervision of the Adviser, the Sub-Adviser, using an actively managed, concentrated portfolio generally consisting of approximately 35 to 50 securities, seeks to outperform other real estate funds using in-house knowledge and research of developing real estate market trends.

The Sub-Adviser seeks to find favorable real estate investment in the public markets through disciplined analysis.  The Sub-Adviser combines bottom-up fundamental research of companies with a research driven top-down asset allocation.  Through such analysis, the Sub-Adviser seeks to deliver total return by identifying individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.  The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.

The Fund is a non-diversified mutual fund, meaning it can invest in the securities of fewer issuers at any one time than diversified mutual funds; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Fund invests in securities generally having the following characteristics:

•

Real Estate Investment Trusts (REITs), including equity REITs; mortgage REITs; and hybrid REITs - A REIT is a separately managed trust that makes investments in various real estate businesses.  An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.  A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders.  A hybrid REIT combines the characteristics of equity and mortgage REITs.  Regardless of the investment portfolio of the REIT (debt or equity), each REIT is considered an equity investment for purposes of the Fund’s 80% investment policy because the Fund’s investment in the REIT is an equity position.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objectives.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Real Estate Stock Fund by showing changes in the performance of Class C Shares of the Dunham Real Estate Stock Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 14.98% (quarter ended March 31, 2006) and the lowest return for a quarter was -15.38% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Real Estate Stock Fund Class C
return before taxes	-21.04%	4.26%
return after taxes on distributions (1)	-22.17%	1.19%
return after taxes on distributions and sale of Fund shares (1)	-12.76%	3.18%
Dow Jones Wilshire Real Estate Securities Index (2)	-17.64%	8.76%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index, which provides a broad measure of the performance of publicly traded real estate securities. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham International Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham International Stock Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in equities of international, publicly-held corporations traded on U.S. stock exchanges or in the over-the-counter market and by directly purchasing securities of foreign issuers to the fullest extent permitted under the 1940 Act.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham International Stock Fund, under normal market conditions, invests at least 80% of its net assets in stock of non-U.S. companies, which may include companies located or operating in established or emerging countries.  The primary regions of investment are Western Europe, United Kingdom, Japan and Canada.  Under general supervision of the Adviser, the Sub-Adviser searches for the stocks of financially strong, industry leaders that are valued below their actual worth.  The Sub-Adviser seeks companies that generally have sustainable competitive advantages, above-average returns on equity, strong capital structures and superior management focused on shareholder return.  The portfolio, generally consisting of approximately 40 to 60 securities, is constructed using on going rigorous fundamental analysis based on strict buy and sell targets.

The Fund invests in securities generally having the following characteristics:

•

Foreign “Developed Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in developed markets, primarily represented by American Depositary Receipts (ADRs).  ADRs allow Americans to buy shares of foreign-based corporations' securities at American Exchanges instead of having to go to overseas exchanges.  The Fund may also invest in issues denominated in currencies of developed foreign countries, American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing foreign developed market securities.

(Developed markets include those countries found in the Morgan Stanley Capital International World ex U.S. Index, such as Germany, Japan and the United Kingdom.)

•

Foreign “Emerging Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in emerging markets represented by ADRs.  The Fund may also invest in holding denominated in issues denominated in currencies of emerging countries, American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing foreign emerging market securities.  Emerging markets include those countries found in the Morgan Stanley Capital International Emerging Markets Index, such as Korea, Russia and Turkey.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held U.S. and foreign corporations, such as preferred stocks or bonds, as well as U.S. government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes they meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham International Stock Fund by showing changes in the performance of Class C Shares of the Dunham International Stock Fund from year to year and by showing how the Fund’s average quarterly returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 13.26% (quarter ended September 30, 2005) and the lowest return for a quarter was –5.69% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham International Stock Fund Class C
return before taxes	0.58%	12.35%
return after taxes on distributions (1)	-0.43%	10.31%
return after taxes on distributions and sale of Fund shares (1)	1.03%	9.87%
MSCI All Country World Index ex U.S. (2)	17.12%	22.14%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Value Fund is to maximize total return from capital appreciation.  The Fund seeks to achieve its investment objective by investing in domestic, value-oriented, small-capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P SmallCap 600 Index at the time of investment.  As of December 31, 2007, the S&P SmallCap 600 Index had market capitalizations between $101 million and $4.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  Under general supervision of the Adviser, the Sub-Adviser looks to invest in companies that generally have the following characteristics:

•

Exhibit a sustainable competitive advantage;

•

A strong, experienced management team;

•

Long product cycles;

•

Pricing flexibility; and

•

Use smallness as a competitive advantage.

Targeted companies are expected to have high-sustained return on investment with above average earnings per share growth.  The Sub-Adviser uses a fundamental bottom-up stock selection process with an investment time horizon of three to five years.  A “bottom-up" stock-selection process is based on fundamental analysis, focusing on individual companies rather than adopting a macroeconomic, top-down approach.  The Sub-Adviser takes a low risk approach with strong emphasis placed on fundamental analysis, such as the examination of financial data, company management, business concept and competition.  Research analysts are responsible for specific sectors of the economy and those companies that lie in their sector.  While both industry sources and quantitative screens are used to narrow the list of possible holdings, the essence of the investment process is the fundamental company analysis and the depth of resources and experience available to the Sub-Adviser’s small cap team.

The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio (at market value).  The average market capitalization of the portfolio will be similar to the overall market capitalization profile of the S&P SmallCap 600 Index benchmark.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.  Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Small Cap Value Fund by showing changes in the performance of Class C Shares of the Dunham Small Cap Value Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 10.82% (quarter ended December 31, 2006) and the lowest return for a quarter was –9.00% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Small Cap Value Fund Class C
return before taxes	-5.58%	3.07%
return after taxes on distributions (1)	-6.21%	1.70%
return after taxes on distributions and sale of Fund shares (1)	-3.24%	2.58%
Russell 2000 Value Index (2)	-9.78%	6.16%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 2000 Value Index measures the performance of the 2000 smallest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, large capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2007, the S&P 500 Index had market capitalizations between $707 million and $511.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Growth Fund, under normal market conditions, invests at least 80% if its net assets in the common stock of large companies.  These companies have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index.  Under general supervision of the Adviser, the Sub-Adviser’s investment process seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices.  The portfolio typically will consist of approximately 50 to 60 securities.  The average market capitalization of the portfolio typically will average that of the S&P 500 Index.

The Sub-Adviser uses the following four-step process to select holdings for the portfolio:

•

Quantitative Screen: Focus on EPS growth, sales, margin, ROE, relative strength, etc.

•

Fundamental Analysis: Focus on industry trends, competitive position, growth consistency, potential acceleration, quality of earnings.

•

Current Market Environment: Evaluating and selecting the stocks with the greatest potential within the current market environment.

•

The process is executed weekly and fine-tuned daily to adjust the portfolio.  Ultimately the portfolio will be constructed with 50 – 60 holdings with a holding limit of 5%.  For risk control purposes, sector weights are limited to 0 to 2 times the sector weights of the S&P 500.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Large Cap Growth Fund by showing changes in the performance of Class C Shares of the Dunham Large Cap Growth Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 6.97% (quarter ended September 30, 2007) and the lowest return for a quarter was -5.92% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Large Cap Growth Fund Class C
return before taxes	17.11%	8.97%
return after taxes on distributions (1)	15.55%	7.34%
return after taxes on distributions and sale of Fund shares (1)	11.46%	6.90%
Russell 1000 Growth Index (2)	11.81%	9.20%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Growth Fund is to maximize total return through capital appreciation.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, small-capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies will have a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.  As of December 31, 2007, under the above definition, these are companies with a market capitalization of $4.9 billion or less.  Under general supervision of the Adviser, the Sub-Adviser invests in small cap growth companies that exhibit a long-term sustainable business model.  Such companies are generally characterized by:

•

strong company financials

•

barriers to entry (i.e., tough or expensive for competition to enter the marketplace)

•

focused management

Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years. The Sub-Adviser attempts to invest in these companies at a discount to their growth rate.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Small Cap Growth Fund by showing changes in the performance of Class C Shares of the Dunham Small Cap Growth Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 11.88% (quarter ended March 31, 2006) and the lowest return for a quarter was –7.65% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Small Cap Growth Fund Class C
return before taxes	16.90%	10.52%
return after taxes on distributions (1)	14.14%	7.51%
return after taxes on distributions and sale of Fund shares (1)	11.99%	7.63%
Russell 2000 Growth Index (2)	7.05%	9.17%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Emerging Markets Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Emerging Markets Stock Fund is to maximize total return from capital appreciation.  The Fund seeks to achieve its investment objective by investing in international emerging market equity securities traded on foreign stock exchanges.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Emerging Markets Fund, under normal market conditions, invests at least 80% of its net assets in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries.  An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.  Under general supervision of the Adviser, the Sub-Adviser, using a value-oriented approach to investing, seeks common stock in companies that are projected to have a higher return on equity compared to similar companies.  The portfolio generally will be diversified across approximately 12 to 20 countries and consist of approximately 40 to 60 securities.

The Fund generally invests in common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.  The percentage of the Fund’s portfolio invested in each such security is unlimited.  Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Sub-Adviser uses a top-down approach for regional asset allocation in conjunction with a bottom-up approach to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.  On a quarterly basis, the Sub-Adviser calculates an expected local currency return and valuation measures for regions and individual countries to help determine investment focus.  The Sub-Adviser screens the universe of stocks for suitable market capitalization, earnings growth and return on equity to produce a focused list of candidates.  The Sub-Adviser also considers expected local currency return, country risk and other factors.  The Sub-Adviser uses intensive analysis, financial modeling and company visits for final stock selection.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Emerging Markets Stock Fund by showing changes in the performance of Class C Shares of the Dunham Emerging Markets Stock Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future. Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 16.30% (quarter ended June 30, 2007) and the lowest return for a quarter was -4.21% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Emerging Markets Stock Fund Class C
return before taxes	24.90%	30.64%
return after taxes on distributions (1)	20.18%	25.56%
return after taxes on distributions and sale of Fund shares (1)	20.29%	24.62%
MSCI Emerging Markets Index (2)	39.78%	38.13%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Principal Risks of Investment

There is no assurance that each Fund will achieve its investment objective.  Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

Risks	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Call or Redemption Risk	X	X	X
Credit Risk	X	X	X
Default Risk	X	X	X
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk
Foreign Investing			X
Industry/Sector Risk		X	X	X	X
Interest Rate Risk	X	X	X
Leveraging Risk	X	X
Liquidity Risk		X	X		X
Lower-rated Securities Risk	X	X	X
Management Risk	X	X	X	X	X
Non-Diversification Risk					X
Portfolio Turnover Risk	X	X	X	X	X
Prepayment Risk	X	X	X
Real Estate Industry Concentration Risk					X
Real Estate Investment Trust Risk (REIT)					X
Small and Medium Capitalization Risk			X	X	X
Stock Market Risk			X	X	X

Risks	Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Call or Redemption Risk
Credit Risk
Default Risk
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk	X				X
Foreign Investing	X	X	X	X	X
Industry/Sector Risk	X	X	X	X	X
Interest Rate Risk
Leveraging Risk
Liquidity Risk	X	X		X	X
Lower-rated Securities Risk
Management Risk	X	X	X	X	X
Non-Diversification Risk
Portfolio Turnover Risk	X	X	X	X	X
Prepayment Risk
Real Estate Industry Concentration Risk
Real Estate Investment Trust Risk (REIT)
Small and Medium Capitalization Risk	X	X	X	X	X
Stock Market Risk	X	X	X	X	X

Call or Redemption Risk - As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

Credit Risk – Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Default Risk - Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on those investments.  A default could impact both interest and principal payments.  High yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.

Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - When a Sub-Adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less then the required minimum holding period; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Investing - Investing in foreign companies may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of Fund’s investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  For example, relatively few market makers characterize the secondary markets for high yield debt securities, and the trading volume for high yield debt securities is generally lower than that for higher-rated securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.  Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value.  The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value.  If the secondary markets for lightly-traded securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Smaller, unseasoned companies (those with less than a three-year operating history) and recently-formed public companies may not have established products, experienced management, or an earnings history.  As a result, their stocks may lack liquidity.  Investments in foreign securities may lack liquidity due to heightened exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries.  In addition, government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes may result in a lack of liquidity.  Possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards might reduce liquidity.  The chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value) will also impact liquidity.  These risks are heightened for investments in developing countries.

Lower-Rated Securities – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These securities may be worthless and the Fund could lose its entire investment.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of a Fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a Fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk - The frequency of a Portfolio’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

Prepayment Risk – Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Real Estate Industry Concentration Risk - By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices may decline.  Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

Real Estate Investment Trust Risk (REIT) - Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down.  A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class C shares of the Funds.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.  Each Fund is front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class C shares of the Funds.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	0.61% (4)	0.71%(5)	1.35%(6)	0.91%(7)	0.86%(8)
Distribution and Service (12b-1) Fees	0.75%	0.75%	1.00%	1.00%	1.00%
Other Expenses (2)	0.45%	0.58%	0.52%	0.41%	0.87%
Underlying Fund Expenses	0.00%*	0.04%	0.01%	0.03%	0.01%
Total Annual Fund Operating Expenses) (3	1.81%	2.08%	2.88%	2.35%	2.74%

Dunham International Stock Fund		Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	1.16%(9)	1.93%(10)	0.98%(11)	0.86%(12)	1.60%(13)
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses (2)	0.75%	0.56%	0.41%	0.57%	0.98%
Underlying Fund Expenses	0.01%	0.01%	0.03%	0.02%	0.04%
Total Annual Fund Operating Expenses(3	2.92%	3.50%	2.42%	2.45%	3.62%

Example

This example is intended to help you compare the cost of investing in Class C shares of the Funds with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time.  The example assumes that you invest $10,000 in Class C shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions. The table below does not reflect any fee waivers.  Pro Forma amounts below reflect the sub-advisory portion of management fees paid at rates equal to the maximum and minimum allowable, respectively, under the proposed fulcrum fee amendment.

Fund	Class	Year 1	Year 3	Year 5	Year 10
CG Bond	Class C	184	569	980	2,127
HY Bond	Class C	211	652	1,119	2,410
App.&Inc.	Class C	291	892	1,518	3,204
LC Value	Class C	238	733	1,255	2,686
RE Stock	Class C	277	850	1,450	3,070
Int’l Stock	Class C	295	904	1,538	3,242
SC Value	Class C	353	1,074	1,817	3,774
LC Growth	Class C	245	755	,1291	2,,756
SC Growth	Class C	248	764	1,306	2,786
EM Stock	Class C	364	1,109	1,873	3,880

        (1)

        Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets.  The Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance over a rolling 12 month period against the Fund’s designated benchmark.   The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.  No adjustment is made to the sub-advisory fees if the performance falls within the “null zone,” i.e. a range where performance differences are not meaningful.  The management fees calculated above are stated as a percentage of average net assets as of the fiscal year ended October 31, 2007, as stated in the financial highlights.  These are not the same as the average assets used to calculate the performance portion of the fulcrum fee as specified under the sub-advisory agreements.  Therefore, some of the management fee percentage calculations stated above may go outside the ranges described in the Prospectus.

        (2)

        “Other Expenses” include dividend expenses related to short sales.In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

        (3)

        In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

        (4)

        For the last fiscal year, the Corp/Gov Bond Fund underperformed the Lehman Brothers Aggregate Bond Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.70% to 1.00%.  Management fees are restated to reflect current fee arrangements.

        (5)

        For the last fiscal year, the High-Yield Bond Fund underperformed the Merrill Lynch High Yield Bond Cash Pay Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.80% to 1.40%.

        (6)

        For the last fiscal year, the Appreciation & Income Fund outperformed the Merrill Lynch Mandatories Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.90% to 1.60%.

        (7)

        For the last fiscal year, the Large Cap Value Fund outperformed the Russell 1000 Value Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.51%.

        (8)

        For the last fiscal year, the Real Estate Stock Fund underperformed the DJ Wilshire Real Estate Securities Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.45%.

        (9)

        For the last fiscal year, the Int’l Stock Fund underperformed the MSCI All Country World Index ex U.S., which reduced the sub-advisory fee.  The Fund’s management fees can range from 1.15% to 1.45%.

       (10)

        For the last fiscal year, the Small Cap Value Fund outperformed the Russell 2000 Value Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.75%.

       (11)

        For the last fiscal year, the Large Cap Growth Fund outperformed the Russell 1000 Growth Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.65%.

       (12)

        For the last fiscal year, the Small Cap Growth Fund outperformed the Russell 2000 Growth Index, which increased the sub-advisory fee.  The Fund’s  management fees can range from 0.65% to 1.65%.

       (13)

        For the last fiscal year, the Emerging Markets Stock Fund underperformed the MSCI Emerging Markets Index, which decreased the sub-advisory fee.  The Fund’s management fees can range from 0.65%  to 1.65%.

        (*)

        Underlying Fund expenses of one basis point or less are reflected in other expenses.

Management of the Funds

Investment Adviser

Dunham & Associates Investment Counsel, Inc. (the “Adviser”), located at 10251 Vista Sorrento Parkway, San Diego, CA 92121, serves as the Funds’ Investment Adviser.  The Adviser’s mailing address is P.O. Box 910309, San Diego, CA 92191.  The Adviser is a registered broker dealer under the Securities Exchange Act of 1934, as amended, and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.

a)

setting the Funds’ overall investment objectives;

b)

evaluating, selecting and recommending Sub-Advisers to manage the Funds’ assets;

c)

monitoring and evaluating the performance of Sub-Advisers, including their compliance with the investment objectives, policies, and restrictions of the Funds; and

d)

implementing procedures to ensure that the Sub-Advisers comply with the Funds’ investment objectives, polices and restrictions.

The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  The Adviser and the Predecessor Trust were granted an exemptive order (the “Order”) from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with Sub-Advisers without obtaining shareholder approval.  The Order applies to the Trust as well as the Predecessor Trust.

The Order also permits the Adviser, subject to the approval of the Board of Trustees, to replace Sub-Advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.  The SEC granted the Order on September 26, 2006.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust on behalf of each Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee, as approved by Shareholders at the Predecessor Trust’s Shareholder meeting held on June 23, 2006. Effective September 1, 2007, each Fund’s Sub-Adviser is compensated based on its performance and each sub-advisory agreement is a fulcrum fee arrangement as follows:

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	1.15% – 1.45%	0.65%	0.50% - 0.80%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

All of the above sub-advisory fees are within the limits of the negotiable sub-advisory fee ranges pre-approved by shareholders of each Predecessor Fund at the August 26, 2005 shareholder meeting:

Fund:	Pre-Approved Negotiable Range of Sub-Advisory Fees
Dunham Corporate/Government Bond Fund	0% - 0.70%
Dunham High-Yield Bond Fund	N/A
Dunham Appreciation & Income Fund	0% - 1.50%
Dunham Large Cap Value Fund	0% - 1.00%
Dunham Real Estate Stock Fund	0% - 1.00%
Dunham International Stock Fund	0% - 1.00%
Dunham Small Cap Value Fund	0% - 1.50%
Dunham Large Cap Growth Fund	0% - 1.10%
Dunham Small Cap Growth Fund	0% - 1.30%
Dunham Emerging Markets Stock Fund	0% - 1.20%

Fulcrum Fees, Generally. A fulcrum fee basically has two parts -  the base fee and the performance fee.  In a typical fulcrum fee arrangement, the base fee is the pre-determined rate at which the sub-adviser is paid when its net performance is in line with that of the fund’s benchmark.  The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with pre-determined rates of adjustment. In a fulcrum fee arrangement, a sub-adviser is rewarded for out-performance or penalized for under-performance in equal measure.  Depending on a fund’s net performance versus its benchmark, the sub-adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively.  This formula has matching maximum and minimum ranges in which the fees can be adjusted.  Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months.  In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease.   The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or sub-adviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-adviser more than the Base Fee, even though the performance of both the fund and the fund's benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund's net performance. In no event will sub-advisory fees be more than the maximum indicated in the above table.

The Fulcrum Fee Calculation Methodology for the Dunham Funds Sub-Advisers. In a typical fulcrum fee arrangement, the base fee is not adjusted during the first twelve months.  However, under each Dunham Fund’s sub-advisory agreement, the performance adjustment to the base fee is calculated daily during the first twelve months, based on the average net assets of the Fund from inception of the contract to date, and the comparative performance of the Fund (Fund performance will be based on Class N share performance) to its Benchmark from inception of the contract to date, on the day of calculation.  In this manner, performance counts from the very first day of each sub-advisory agreement.

Each Fund’s fulcrum fee will be calculated using an annual base sub-advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s performance over a rolling twelve-month period (or, during the first twelve months, as described above), relative to the Fund’s benchmark (the “Performance Fee”).   Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  In addition, certain sub-advisors have agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds; i.e., if the fee earned is equal to or less than the waiver, then the sub-adviser will receive no payment, nor will the sub-adviser owe money to the Fund.

During the first twelve months of each Fund’s sub-advisory agreement, the Fund accrued, on a daily basis, the Base Fee adjusted by the Performance Fee, as described in the preceding paragraph (the “Fulcrum Fee”).  However, because each such sub-advisory agreement requires that the sub-adviser be paid out only the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser in most cases received no compensation until the end of the first year.  At the end of the first year of the contract, the sub-adviser was paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the proposed fulcrum fee methodology had three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12 month period of the accrued Fulcrum Fee less the Minimum Fee.  Beginning with the thirteenth month of operation under each sub-advisory agreement, the entire sub-advisory fee will be calculated daily and paid monthly based on the Fund’s average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.  In other words, after the initial twelve-month period, each Fund’s fulcrum fee arrangement  became typical of such arrangements in the mutual fund industry.

The following example illustrates the fulcrum fee methodology employed in each sub-advisory agreement.  In the example, the Base Fee is 0.50% with a Performance Fee of plus or minus 0.50%; thus, the Maximum Fee is 1.00% and the Minimum Fee is 0.00%.  In addition, the example shows a null zone of plus or minus 0.25%, and the sub-advisory fee moving (after clearing the null zone) at a rate of approximately 0.01% for each 0.05% of outperformance of the benchmark.  Each of these Fees/factors/rates/amounts will vary with each sub-advisory agreement.

SAMPLE SUB-ADVISORY FEE TABLE

Cumulative 12-Month Return	Performance Fee Adjustment	Total Fee Payable to Sub-Adviser
Plus or Minus Return of Index	Plus or Minus Base Fee (0.50%)	If Plus	If Minus
2.50% or more	0.50%	1.000%	0.000%
2.35%	0.47%	0.970%	0.030%
2.20%	0.44%	0.940%	0.060%
2.05%	0.41%	0.910%	0.090%
1.90%	0.38%	0.880%	0.120%
1.75%	0.35%	0.850%	0.150%
1.60%	0.32%	0.820%	0.180%
1.45%	0.29%	0.790%	0.210%
1.30%	0.26%	0.760%	0.240%
1.15%	0.23%	0.730%	0.270%
1.00%	0.20%	0.700%	0.300%
0.85%	0.17%	0.670%	0.330%
0.70%	0.14%	0.640%	0.360%
0.55%	0.11%	0.610%	0.390%
0.40%	0.08%	0.580%	0.420%
0.26%	0.05%	0.552%	0.448%
0.25%	NULL ZONE	0.500%	0.500%
EVEN WITH INDEX	BASE FEE	0.500%	0.500%

Dunham Asset Allocation Program: The Adviser is the sponsor of the Dunham Asset Allocation Program ("Program"), an advisory wrap program using the Dunham Funds. The Program may be used by financial advisors to diversify client portfolios among the various asset classes represented by the Funds. The Adviser takes a portion of the revenues it receives from the Program and reimburses certain non-affiliated financial advisors for their product marketing and business development efforts. These reimbursements are from 5 to 25 basis points a year, depending on the dollar amount of client assets in various Dunham offerings.  The Adviser also sponsors due diligence trips and conferences designed to enhance the financial advisor's understanding of the offerings. Certain costs associated with attendance at these meetings may be paid by the Adviser.

The Adviser also supports industry conferences and sponsors educational events attended by clients of the financial advisors as well as the financial advisors themselves.

Sub-Advisers

The following sets forth information about each of the Sub-Advisers and Portfolio Managers:

Dunham Corporate/Government Bond Fund

SCM Advisors LLC (“SCM”), an investment management firm located at 909 Montgomery Street, 5th Floor, San Francisco, California, 94133, founded in 1989, serves as the Sub-Adviser to the Dunham Corporate/Government Bond Fund.  Phoenix Investment Partners, Ltd. Owns 100% of SCM.  As of December 31, 2007, SCM had approximately $12.6 billion in assets under management for a national and international client base including individuals and institutions.

SCM’s investment process consists of analyzing and evaluating the entire spectrum of fixed-income securities.  Portfolio duration is targeted in narrow bands around fixed-income benchmark duration.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis.  The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data.  Value is added in four ways: disciplined interest rate anticipation, sector rotation, issue selection and trading opportunities.

The Dunham Corporate/Government Bond Fund is managed by a management team consisting of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Fund is Robert Bishop.

Robert Bishop, CFA

Chief Investment Officer, Fixed Income

Mr. Bishop is the chief investment officer, with portfolio management responsibility over investment grade corporate bonds, credit derivatives, and portfolio strategy. His functional emphasis is in the design and management of SCM's active core, enhanced core, and  full discretion fixed income portfolios. Mr. Bishop joined SCM Advisors in 2002 and has been primarily responsible for the management of the Fund since February 2008.

Dunham High-Yield Bond Fund

PENN Capital Management Co., Inc., The Libertyview Building, Suite 210, 457 Haddonfield Road, Cherry Hill, NJ 08002, serves as the Sub-Adviser for the Dunham High Yield Bond Fund.  PENN’s core business is fundamental, bottom-up research on the universe of high yield and small capitalization companies.  PENN’s twelve-member investment team is responsible for understanding a company’s entire capital structure. The style seeks to preserve investors’ principal, while providing a high level of current income. The style invests primarily in single-B rated high yield bonds, consisting of 100% cash-paying, publicly-traded corporate bonds with a preference for senior debt in a corporation’s capital structure. The style will also seek undervalued high yield bonds for potential gains based on capital appreciation. The style intends to preserve capital by limiting downside risk through the detection of significant negative changes in the future operating cash flow levels of issuers before such risk is fully reflected in the price of securities. PENN maintains a discipline of selling a security if it falls 10% from cost, liquidity permitting. As of December 31, 2007, PENN had approximately $4.9 billion under management.  Bond selection for the Dunham High-Yield Bond Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham High-Yield Bond Fund are Richard A. Hocker and J. Paulo Silva.

Richard A. Hocker, CIO

Founder and Chief Investment Officer

Mr. Hocker serves as the Chief Investment Officer of PENN Capital Management. Mr. Hocker has over 30 years of institutional investment experience. Since inception of the firm in November 1987, Mr. Hocker has served as Chief Investment Officer and Senior Portfolio Manager guiding policy development and the future direction of PENN’s high yield bond and equity strategies. Additionally, Mr. Hocker is a member of the Executive Committee and Chairman of the Investment Committee.

J. Paulo Silva, CFA

Portfolio Manager and Principal

J. Paulo Silva joined PENN Capital Management as a research analyst in June 2002, and was promoted to portfolio manager and principal in 2004. As a Portfolio Manager at PENN, Paulo’s responsibilities include covering Healthcare, Automotive, Technology, Chemicals, and Industrials.

Dunham Appreciation & Income Fund

Calamos® Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois, 60563, is the Sub-Adviser to the Dunham Appreciation & Income Fund.  Calamos and its predecessor companies have specialized in security research and money management since 1977.  Calamos managed approximately $46.2 billion as of December 31, 2007.

Calamos invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  Calamos research/investment process consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the management team strives to create a portfolio with a reasonable risk/reward trade-off.

Stock selection for the Dunham Appreciation & Income Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Appreciation & Income Fund are co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA.

John P. Calamos, Sr.

Chairman, CEO, President and Co-Chief Investment Officer

Mr. Calamos founded Calamos in 1977.  He specializes in investment research and portfolio management of convertible securities, using convertibles and hedging techniques designed to control risk and stabilize the asset base during volatile market periods.

Nick P. Calamos, CFA

Sr. EVP, Head of Investments and Co-Chief Investment Officer

Mr. Calamos oversees research and portfolio management for Calamos.  Since joining Calamos in 1983, his experience has centered on convertible securities investment.  He has been instrumental in developing the Calamos Convertible Research System (CCRS), a sophisticated, proprietary research system that monitors and scans the entire convertible market for the best available investment opportunities.

Dunham Large Cap Value Fund

C.S. McKee, L.P., a 100% employee owned firm located at One Gateway Center, 8th Floor, Pittsburgh, Pennsylvania, 15222, founded in 1931, serves as the Sub-Adviser to the Dunham Large Cap Value Fund.  A team of six individuals averaging over 15 years of investment experience makes investment decisions.  As of December 31, 2007, C.S. McKee, L.P. had approximately $7.9 billion in assets under management.

C.S. McKee, L.P. uses an active bottom-up stock selection process for investing in large cap value stocks, emphasizing those believed to be statistically undervalued while exhibiting attractive earnings dynamics.  The firm’s analysts screen each industry using a combination of fundamental, technical, and risk assessment models.

Stock selection for the Dunham Large Cap Value Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Fund are Gregory M. Melvin and Robert A. McGee.

Gregory M. Melvin, CFA, CFP

Executive Vice President and Chief Investment Officer

Mr. Melvin, who joined C.S. McKee in 2000, is the Chairman of the Investment Policy Committee.  He has the overall responsibility for client portfolios and the investment process at C.S. McKee.

Robert A. McGee, CFA

Senior Vice President and Portfolio Manager, Equities

Mr. McGee joined C.S. McKee in 2000.  He is responsible for portfolio management of core and value equity portfolios.

Dunham Real Estate Stock Fund

Ten Asset Management, Inc. (Ten) located at 171 Saxony Road, Suite 105, Encinitas, CA 92024, is a California Corporation founded in the year 2004. Ten had approximately $742 million in assets under management as of December 31, 2007. Ten is an active investment manager focusing on investing using a systematic controlled process that is based upon sound economic principles.  The firm manages assets in the long equity area and the long/short equity space. Additionally, Ten’s founding members have experience working with one another, as the three executives who founded the firm previously served as principals at a prior company.

Robert Zimmer

Primary Portfolio Manager

Robert Zimmer serves as the lead portfolio manager for the Dunham Real Estate Stock Fund and is primarily responsible for the day-to-day investment decisions of the Fund.  Mr. Zimmer co-founded Ten Asset Management, Inc. in December, 2004, came to Ten from Freeman Associates where he began his career, and most recently served as Senior Vice President of portfolio management. Mr. Zimmer was responsible for overall portfolio constructions and implementation. Additionally he executed numerous client projects in areas including customized solutions, risk budgeting and asset allocation.

John Cuthbertson, Ph.D., CFA

Associate Portfolio Manager & Analyst

Dr. Cuthbertson assists Mr. Zimmer in managing the Dunham Real Estate Stock Fund’s portfolio. His responsibilities at Ten Asset Management include strategy engineering, development, portfolio optimization, attribution analysis and the oversight of all ongoing research. He develops and evaluates potential indicators of future stock performance using historical simulation of strategies and statistical analysis, etc. He is responsible for the overall development and integration of Ten’s optimized portfolio selection system.  From 1996 to 2004, Dr. Cuthbertson worked at Investment Research Company serving as Vice President and Senior Research Analyst, responsible for fundamental research.

Dunham International Stock Fund

Neuberger Berman Management Inc. (“NB”), located at 605 Third Avenue, New York, New York 10158, is the Sub-Adviser to the Dunham International Stock Fund.  NB is a New York corporation and a wholly owned subsidiary of Neuberger Berman Inc., also a New York corporation, which, in turn, is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., located at 745 Seventh Avenue, New York, NY 10019.  NB had approximately  $153.2 billion in assets under management as of September 30, 2007.  NB manages equity, fixed income, tax-free and money market mutual funds, including the Neuberger Berman International Fund, which is an all-cap value fund, with an investment objective of long-term capital growth.

NB invests primarily in developed foreign markets using a value-oriented investment approach. NB uses a decision process that includes segmenting over 7,000 companies into industry groups.  Through detailed bottom-up analysis, NB identifies quality companies that are undervalued relative to their global peers.  Using on-going rigorous fundamental analysis, NB attempts to identify the best opportunities and constructs a portfolio based on strict buy and sell targets.

Mr. Benjamin Segal is primarily responsible for the day-to-day management of the Dunham International Stock Fund

Benjamin Segal

Managing Director, Vice President, and Portfolio Manager

Benjamin Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000.

Dunham Small Cap Value Fund

Denver Investment Advisors LLC (“DIA”) located at Seventeenth Street Plaza, 1225 17th Street, 26th Floor, Denver CO 80202, is a Colorado limited liability company and the Sub-Adviser to the Dunham Small Cap Value Fund.  DIA had approximately $9.7 billion in assets under management as of December 31, 2007.  DIA uses a fundamental bottom-up stock selection approach with an investment horizon of 3-5 years.  The key premise under which the Value Team operates is that a company’s market value is ultimately determined by its creation or destruction of economic wealth.  DIA believes its small-cap value investment approach has the potential to achieve superior long-term, risk-adjusted returns because: 1) DIA focuses on small-cap dividend-paying securities, which outperform small-cap non-dividend-paying equities over the long-term, 2) a value and dividend-paying emphasis reduces portfolio risk, and 3) the inefficiencies within the small-cap arena create frequent valuation discrepancies which can be exploited.

Security selection for the Dunham Small Cap Value Fund is made by a team that consists of portfolio managers and analysts.  The members of the DIA team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Value Fund are Kris B. Herrick, CFA and Troy Dayton, CFA.

Kris B. Herrick, CFA

Partner, Director of Value Research.  Mr. Herrick has been a Director of Value Research at DIA since November 2000.

Dean A. Graves, CFA

Partner, Portfolio Manager. Mr. Graves has been a portfolio manager with DIA (and its predecessor organizations) since 1994.

Troy Dayton, CFA

Partner, Portfolio Manager/Senior Research Analyst. Mr. Dayton has been a portfolio manager and analyst with DIA since May 2002.

Mark M. Adelmann, C.P.A., CFA

Partner, Senior Research Analyst, 1995 to Present; BS - Oral Roberts University; Member, DSSA; Member, American Institute of CPAs (AICPA).  Mr. Adelmann joined DIA in 1995 and is a senior research analyst.

Derek R. Anguilm, CFA

Partner, Senior Research Analyst. Mr. Anguilm joined DIA in 2000 as is a senior research analyst.

Maia Babbs, CFA

Research Analyst. Mr. Babbs joined DIA in 2004 and is a research analyst.  From January 2003 to August 2004, he was a senior associate with Green Manning & Bunch LTD.

Dunham Large Cap Growth Fund

Rigel Capital, LLC (“RC”), located at 3930 Two Union Square, 601 Union Street, Seattle, WA  98101, is a Delaware Limited Liability Corporation founded in 1998.  RC had approximately $2.4 billion in Large Cap Growth Assets under management as of December 31, 2007.  RC manages equity investments, primarily for high net worth individuals, pension and profit sharing plans, banks, other institutional investors, hedge funds and mutual funds.  RC has an eight-member Large Cap Growth Team, with over 130 years’ combined industry experience.  RC does not have an affiliated broker dealer but may direct brokerage commissions to unaffiliated broker/dealers and receive research through said broker/dealers paid for by soft dollars.  Any such commissions and soft dollar payments will conform to the federal securities laws and will be reported quarterly to the Board.  RC has a best execution committee to deal with broker selection.

Security selection for the Dunham Large Cap Growth Fund is made by a team that consists of portfolio managers and analysts.  The members of the RC team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Growth Fund are George B. Kauffman, and John Corby.

George B. Kauffman  - As a participant in the two-person investment leadership team, George B. Kauffman is a founder and the Chief Investment Officer, and oversees the Investment Center activities for RC since 1998.

John Corby - As a participant in the two-person investment leadership team, John Corby plays a leadership role in RC's risk control and quantitative screening.  Mr. Corby joined RC in June 2004 and is an Executive Vice President and Chief Risk Control Officer.  Before joining RC, Mr. Corby spent 17 years at Provident Investment Counsel where his most recent position was Managing Director.

Linda C. Olson is a member of the Rigel Investment Center team and a Senior Vice President.  From 2005 to 2007,  Ms. Olson worked for Bank of America as a Portfolio Manager.

Richard N. Stice is a member of Rigel’s Investment Center team.  Mr. Stice is a Vice President and responsible for quantitative and fundamental research and analytics as part of the Portfolio Management Team. From 2000 to 2007, he was senior associate director of equity research at Standard & Poor’s focusing on the Technology sector.

Jeff L. Schmidt provides quantitative and fundamental research and analytical support within the Rigel Investment Center. He also supports RC's trading effort, and is responsible for implementing ongoing enhancements and integration to RC's investment-related software and systems. Mr. Schmidt interned and worked part-time in Rigel's Investment Center for 2 years beginning in June 2004 before joining as a permanent employee in mid-2004.

Jeffrey B. Kauffman is a member of the RC Investment Center team. Mr. Kauffman is a Vice President and has responsibilities for investment and statistical research and analyses in support of RC's portfolio management activities. Mr. Kauffman joined RC in September 1998.

Alexander S. Frink is a Vice President and leads RC's trading effort, as the senior trader responsible for RC’s trading effort and strategy since February 2006.  Before Joining RC in 2006, Mr. Frink spent 10 years at Merrill Lynch where his most recent position was First Vice President.

Dunham Small Cap Growth Fund

Pier Capital, LLC (“Pier Capital”), 263 Tresser Blvd., 10th Floor, Stamford, Connecticut, 06901, established in 1987, serves as the Sub-Adviser to the Dunham Small Cap Growth Fund.  Pier Capital, formerly known as SEB Asset Management America Inc. (SEB), had $758 million in assets under management as of December 31, 2007.

Pier Capital focuses on small cap growth companies with a market capitalization typically in the $100 million to $2 billion range that exhibit a long-term sustainable business model.  Companies in the portfolio are generally exhibit: (i) strong company financials, (ii) some level of barrier to entry, and (iii) focused management.  Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years.  Pier Capital expects to invest in these companies at a discount to their growth rate.

Stock selection for the Dunham Small Cap Growth Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Growth Fund are Jan. E. Parsons and Vinay Ved.

Jan E. Parsons

Partner, Chief Investment Officer

Mr. Parsons has been with Pier Capital, formerly SEB, since 1987 as the Chief Equity Investment Officer.

Vinay Ved

Partner, Chief Portfolio Manager

Mr. Ved joined Pier Capital, formerly SEB, in 1994, as Senior Investment Manager.

Dunham Emerging Markets Stock Fund

Van Eck Associates Corporation (“Van Eck”), 99 Park Avenue, 8th Floor, New York, New York, 10016, serves as the Sub-Adviser to the Dunham Emerging Markets Stock Fund.  Van Eck is a privately owned company.  As of December 31, 2007, Van Eck had approximately $9.3 billion in assets under management.

Van Eck invests in emerging markets stocks located primarily in Latin America, Asia (excluding Japan), Eastern Europe and Africa.  Van Eck uses a “growth at a reasonable price” approach to investing.  The companies in the portfolio are projected to have a higher return on equity relative to that of similar companies.  Van Eck uses a top-down approach for regional asset allocation to help control risk.  A bottom-up approach is then used to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.

Mr. David A. Semple is primarily responsible for the day-to-day management of the Dunham Emerging Markets Stock Fund.

David A. Semple

Portfolio Manager, Director

Mr. Semple joined Van Eck in 1998 as the Director of International Equity. He is also portfolio manager of other mutual funds advised by Van Eck, and a member of several of Van Eck’s investment management teams. Mr. Semple additionally serves as an adviser on Van Eck Multi-Strategy Partners, LP, through Van Eck Absolute Return Advisers, Corp., a hedge fund adviser wholly owned by Van Eck.

Portfolio Managers

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Each Fund’s net asset value (“NAV”) for each class of shares is calculated on each day that the New York Stock Exchange is open.  The NAV is the value of a single share of a Fund.  The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.  The NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding.  The value of a Fund’s total assets is generally based on the market value of the securities that the Fund holds.  Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. If market values are not available, the Adviser will determine the fair value of securities using procedures that the Board of Trustees has approved.  The Adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange.  In some cases, particularly with thinly traded securities like small cap stocks and junk bonds, the Adviser may determine that a price is stale.  In those circumstances where a security’s price is not considered to be market indicative, the security’s valuation may differ from an available market quotation.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees of the Trust has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments and increase brokerage and administrative costs. A Fund may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

An investor’s exchange privilege or right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive.  A Fund may accept redemptions and exchanges in excess of the above guidelines if it believes that granting such exceptions is in the best interest of the Fund and the redemption or exchange is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a mutual fund purchase, redemption or exchange where the shareholder executing the transaction is engaged in any activity which violates the terms of the Funds’ Prospectus or SAI, and/or is considered not to be in the best interests of the Fund or its other shareholders.

Each Fund will apply these policies and procedures uniformly to all Fund shareholders. Although each Fund intends to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for a Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interest of Fund shareholders, or to comply with state or Federal requirements.

Your Account

Types of Account Ownership

You may buy shares of a Fund at the Fund’s NAV, next determined after you place your order.  If you are making an initial investment in the Funds, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

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Individual or Joint Ownership.  One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s medallion signature guarantee for any transaction requiring a medallion signature guarantee.

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Custodial Accounts.  A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts.  Corporations, partnerships and other legal entities also may open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $4,000 or 100% of compensation in 2007.  In addition, IRA holders’ age 50 or older may contribute $1,000 more than these limits in 2007.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Purchasing Fund Shares

Receipt of Orders

Shares may only be purchased on days the Funds are open for business.  Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Minimum Investments

For Class C shares, the initial minimum investment amount for regular accounts is $5,000, and for tax-deferred and certain tax efficient accounts (such as Roth IRAs) is $2,000.  The minimum subsequent investment is $100. An account fee of $15 annually will be charged for all non-retirement accounts with a balance below $2,500. The account fee will not be charged if the balance falls below $2,500 due solely to depreciation of the investment. The fee is waived if your total investment amount in all Funds combined is $50,000 or more.  There is no minimum initial investment for employee benefit plans, mutual fund platform platforms, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

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Methods of Buying

	TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone

You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected “Telephone Privileges” on a Fund, you may call that Fund (toll-free) at 1-888-3DUNHAM (338-6426) to request an exchange into another Fund. (Note: For security reasons, requests by telephone will be recorded.)

See “Exchanging Shares.”

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail

Make your check payable to “Dunham Funds.” Forward the check and your application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Fill out the investment stub from an account statement, or indicate the Fund name and your account number on your check.  Make your check payable to “Dunham Funds.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire

Forward your application to the address below.  Call (toll-free) 1-888-3DUNHAM (338-6426) to obtain an account number.  Wire funds using the instructions to the right.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Notify the Fund of an incoming wire by calling (toll-free) 1-888-3DUNHAM (338-6426). Use the following instructions:

First National Bank

Omaha, NE 68102

ABA#  104000016

Credit:  “name of fund”

DDA # 110190871

FBO:   (name of Fund)

            (class)

            (name/title on the account)

            (account #)

Neither the Funds nor its agent is responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account using one of the previous methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-888-3DUNHAM (338-6426).

Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.

Redemption of Shares

You have the right to sell (“redeem”) all or any part of your shares.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Methods of Redemption

Method of Redemption	Redemption Procedures
By Telephone

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-888-3DUNHAM (338-6426) between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

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have declined or canceled your telephone investment privilege;

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wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

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must provide supporting legal documents such as a medallion signature guarantee for redemption requests by corporations, trusts and partnerships; or

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wish to redeem from a retirement account.

By Mail

If you are redeeming shares, you may send your

redemption request to

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You must include the following information in your written request:

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a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

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other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

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a medallion signature guarantee, if necessary.

Request in “Good Order”

For our mutual protection, all redemption requests must include:

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your account number

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the Fund which you are redeeming from

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the dollar or share amount of the transaction

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for mail requests, signatures of all owners EXACTLY as registered on the account and medallion signature guarantees, if required (medallion signature guarantees can be obtained at most banks, credit unions, and licensed securities brokers)

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any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price (NAV) after we have received all required information.

By Systematic Withdrawal Plan

The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $100 per period.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

If you invest through a third party (rather than directly with the Adviser), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Third parties may receive payments from the Adviser in connection with their offering of Fund shares to their customers, or for other services.  The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received.  Please consult a representative of your plan or financial institution for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.  “Good Order” means your letter of instruction includes:

•

The name of the Fund

•

The number of shares or the dollar amount of shares to be redeemed

•

Signatures of all registered shareholders exactly as the shares are registered

•

The account number

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

1.

We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after the Fund receives your request in Good Order, however your request may take up to seven days to be processed if making immediate payment would adversely affect the Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2.

We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3.

For a $15 fee, which will be deducted from your redemption proceed; we can transmit the proceeds by wire to a pre-authorized bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Medallion Signature Guarantees

A medallion signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account

•

When you want the redemption proceeds sent to a different address than that registered on the account

•

If the proceeds are to be made payable to someone other than the account’s owner(s)

•

Any redemption transmitted by federal wire transfer or EFT to a bank other than your bank of record

•

If a change of address request has been received by the Transfer Agent within the last 15 days

•

For all redemptions of $50,000 or more from any shareholder account

A medallion signature guarantee assures that a signature is genuine.  The medallion signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide a medallion signature guarantee.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-888-3DUNHAM (338-6426) before making your request to determine what additional documents are required.

General Transaction Policies

The Funds reserve the right to:

•

Vary or waive any minimum investment requirement.

•

Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•

Reject or cancel any purchase or exchange request (but not a redemption request in Good Order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

•

Redeem all shares in your account if your balance falls below the Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•

Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•

Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•

Modify or terminate the exchange privilege after 60 days written notice to shareholders.

•

Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•

Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, the Funds’ Transfer Agent will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.  The Funds’ Transfer Agent may request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds’ Transfer Agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) for instructions.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Funds or the Funds’ transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you also may mail the request to the Funds at the address listed under “Methods of Buying.”

In an effort to minimize costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-888-3DUNHAM (338-6426) to request individual copies of these documents.  The Funds will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

Exchanging Shares

Exchange Privilege

Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.  The exchange privilege is available to shareholders residing in any state in which Fund shares being acquired may be legally sold.

The Funds’ Adviser reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, Dunham & Associates Investment Counsel, Inc. (or the “Distributor”) and the Funds’ Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine.  Calls may be recorded.  If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.  For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine.  If this occurs, we will not be liable for any loss.  The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders.  Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.”  Market timers are investors who repeatedly make exchanges within a short period of time.  The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders.  In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

Anti-Money Laundering and Customer Identification Programs

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government – issued documentation certifying the existence of the person, business or enterprise.

Distribution of Fund Shares

Distributor

In addition to serving as Adviser to the Funds, Dunham & Associates Investment Counsel, Inc. serves as distributor of the shares of the Funds.  Dunham & Associates Investment Counsel, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis.

Plan of Distribution

With respect to each Fund’s Class C shares, the Board of Trustees of the Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that each Fund will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.75% for Equity Funds and 0.50% for Fixed-Income Funds of the average daily net assets attributable to Class C shares of the Funds.  In addition, up to 0.25% of average daily net assets attributable to Class C shares may be paid to the Distributor or other entities for shareholder services.  The fee is treated by each Fund as an expense in the year it is accrued.  Because the fee is paid out of each Fund’s assets attributable to Class C shares on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Class C shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Distributions

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments.  Each Fund passes substantially all of its earnings along to its investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

•

Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

•

Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

Dividends attributable to the net investment income of the Dunham Corporate/Government Bond Fund and Dunham High-Yield Bond Fund will be declared monthly and paid monthly.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-888-3DUNHAM (338-6426) for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  The following tax information in the Prospectus is provided as general information. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Unless your investment in the Funds is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell Fund shares, including an exchange to another Fund. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Funds and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes.

Taxes on Distributions

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  All other distributions, including short-term capital gains, will be taxed as ordinary income. Under current law, certain income distributions paid by the Funds to individual taxpayers may be taxed at rates equal to those applicable to net long-term capital gains (generally, 15%, for individuals). This tax treatment applies only if certain holding period and other requirements are satisfied by the shareholder of such Fund with respect to its shares of the Fund, and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, “qualified dividends” means dividends received by a Fund from certain United States corporations and certain qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. The Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund, you will be subject to tax on any taxable gain.  Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

Avoid “Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•

Provide your correct social security or taxpayer identification number,

•

Certify that this number is correct

•

Certify that you are not subject to backup withholding, and

•

Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information for each Fund has been derived from the financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund’s financial statements, are included in the Predecessor Fund’s October 31, 2007 annual report, which is available upon request.

Dunham Corporate/Government Bond
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 13.51	$ 13.61	$ 13.90
Income (loss) from investment operations:
Net investment income**	0.49	0.42	0.23
Net realized and unrealized gain (loss)	0.05	0.09	(0.29)
Total income (loss) from investment operations	0.54	0.51	(0.06)
Less distributions:
Distributions from net investment income	(0.48)	(0.53)	(0.23)
Distributions from net realized gains	0.00	(0.08)	0.00
Total distributions	(0.48)	(0.61)	(0.23)
Net asset value, end of period	$ 13.57	$ 13.51	$ 13.61

Total return +	4.07%	3.85%	(0.42)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 13,801	$ 8,288	$ 11,102
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.81%	2.18%	2.22%
After advisory fee waivers^	1.78%	2.15%	2.19%
Ratios of net investment income to
average net assets:
Before advisory fee waivers^	3.57%	3.09%	1.82%
After advisory fee waivers^	3.60%	3.12%	1.85%
Portfolio turnover rate	291%	300%	358%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total  return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham High-Yield Bond:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 9.90	$ 9.82	$ 10.00
Income (loss) from investment operations:
Net investment income**	0.58	0.51	0.12
Net realized and unrealized gain (loss)	(0.16)	0.06	(0.17)
Total income (loss) from investment operations	0.42	0.57	(0.05)
Less distributions:
Distributions from net investment income	(0.57)	(0.49)	(0.13)
Distributions from net realized gains	0.00	0.00	0.00
Total distributions	(0.57)	(0.49)	(0.13)
Net asset value, end of period	$ 9.75	$ 9.90	$ 9.82

Total return +	4.25%	5.92%	(0.53)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,609	$ 7,942	$ 2,498
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.04%	2.59%	3.47%
After advisory fee waivers^	2.04%	2.59%	3.47%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	5.78%	5.16%	3.71%
After advisory fee waivers^	5.78%	5.16%	3.71%
Portfolio turnover rate	64%	55%	20%

*All Class C shares commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total  return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Appreciation & Income:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 8.90	$ 8.95	$ 8.95
Income from investment operations:
Net investment income (loss)**	(0.06)	(0.11)	(0.11)
Net realized and unrealized gain	1.85	1.06	0.11
Total income from investment operations	1.79	0.95	0.00
Less distributions:
Distributions from net investment income	(0.01)	(0.12)	0.00
Distributions from net realized gains	(0.65)	(0.88)	0.00
Distributions in excess of net investment income	(0.08)	0.00	0.00
Total distributions	(0.74)	(1.00)	0.00
Net asset value, end of period	$ 9.95	$ 8.90	$ 8.95

Total return +	21.69%	11.09%	0.00%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,442	$ 3,401	$ 4,179
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.87%	3.10%	3.22%
After advisory fee waivers^	2.87%	3.10%	3.22%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.69)%	(1.16)%	(1.36)%
After advisory fee waivers^	(0.69)%	(1.16)%	(1.36)%
Portfolio turnover rate	109%	78%	92%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

Dunham Large Cap Value:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 12.26	$ 11.85	$ 11.00
Income from investment operations:
Net investment income (loss)**	0.04	(0.02)	(0.07)
Net realized and unrealized gain	1.44	1.32	0.92
Total income from investment operations	1.48	1.30	0.85
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(0.70)	(0.89)	0.00
Total distributions	(0.70)	(0.89)	0.00
Net asset value, end of period	$ 13.04	$ 12.26	$ 11.85

Total return +	12.52%	11.48%	7.73%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,785	$ 6,105	$ 7,582
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.32%	2.55%	2.75%
After advisory fee waivers^	2.32%	2.50%	2.67%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.28%	(0.27)%	(0.77)%
After advisory fee waivers^	0.28%	(0.22)%	(0.69)%
Portfolio turnover rate	23%	22%	32%

*All Class C shares commenced operations on December 10, 2004.
*The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

Dunham Real Estate Stock:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 21.31	$ 19.85	$ 18.51
Income (loss) from investment operations:
Net investment income (loss)***	(0.01)	(0.23)	(0.04)
Net realized and unrealized gain (loss)	(0.85)	5.73	1.38
Total income (loss) from investment operations	(0.86)	5.50	1.34
Less distributions:
Distributions from net investment income	(0.01)	(0.12)	0.00
Distributions from net realized gains	(4.24)	(3.92)	0.00
Total distributions	(4.25)	(4.04)	0.00
Net asset value, end of period	$ 16.20	$ 21.31	$ 19.85

Total return +	(5.15)%	33.15%	7.24%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 2,855	$ 2,069	$ 1,940
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.73%	3.21%	3.51%
After advisory fee waivers^	2.53%	3.15%	3.51%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.25)%	(1.30)%	(0.25)%
After advisory fee waivers^	(0.05)%	(1.24)%	(0.25)%
Portfolio turnover rate	90%	131%	97%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham International Stock:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 14.13	$ 13.28	$ 12.47
Income from investment operations:
Net investment income (loss)**	(0.14)	(0.18)	(0.13)
Net realized and unrealized gain	2.92	2.95	0.94
Total income from investment operations	2.78	2.77	0.81
Less distributions:
Distributions from net investment income	(0.01)	0.00	0.00
Distributions from net realized gains	(1.00)	(1.92)	0.00
Total distributions	(1.01)	(1.92)	0.00
Net asset value, end of period	$ 15.90	$ 14.13	$ 13.28

Total return +	20.51%	22.99%	6.49%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 10,092	$ 5,721	$ 6,006
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.91%	3.19%	3.02%
After advisory fee waivers^	2.91%	3.19%	3.02%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.93)%	(1.35)%	(1.12)%
After advisory fee waivers^	(0.93)%	(1.35)%	(1.12)%
Portfolio turnover rate	55%	62%	135%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

Dunham Small Cap Value:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 12.94	$ 11.90	$ 12.59
Income (loss) from investment operations:
Net investment income**	(0.13)	(0.14)	(0.27)
Net realized and unrealized gain (loss)	1.31	1.97	(0.42)
Total income (loss) from investment operations	1.18	1.83	(0.69)
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(2.24)	(0.79)	0.00
Total distributions	(2.24)	(0.79)	0.00
Net asset value, end of period	$ 11.88	$ 12.94	$ 11.90

Total return +	9.64%	16.13%	(5.48)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 5,059	$ 3,715	$ 4,296
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.49%	3.05%	3.27%
After advisory fee waivers^	3.34%	2.84%	3.27%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.20)%	(1.30)%	(2.46)%
After advisory fee waivers^	(1.05)%	(1.08)%	(2.46)%
Portfolio turnover rate	44%	127%	42%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

Dunham Large Cap Growth:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 4.59	$ 4.93	$ 4.63
Income from investment operations:
Net investment income (loss)***	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain	0.96	0.20	0.38
Total income from investment operations	0.92	0.14	0.30
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(0.13)	(0.48)	0.00
Total distributions	(0.13)	(0.48)	0.00
Net asset value, end of period	$ 5.38	$ 4.59	$ 4.93

Total return +	20.44%	2.83%	6.48%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,394	$ 6,137	$ 7,849
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.39%	2.65%	2.82%
After advisory fee waivers^	2.24%	2.36%	2.68%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.99)%	(1.56)%	(2.00)%
After advisory fee waivers^	(0.84)%	(1.27)%	(1.86)%
Portfolio turnover rate	232%	248%	118%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

Dunham Small Cap Growth:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 13.34	$ 15.47	$ 14.81
Income from investment operations:
Net investment loss**	(0.27)	(0.34)	(0.38)
Net realized and unrealized gain (loss)	3.36	1.44	1.04
Total income from investment operations	3.09	1.10	0.66
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(0.43)	(3.23)	0.00
Total distributions	(0.43)	(3.23)	0.00
Net asset value, end of period	$ 16.00	$ 13.34	$ 15.47

Total return +	23.77%	7.33%	4.46%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,305	$ 3,899	$ 4,575
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.43%	2.82%	3.10%
After advisory fee waivers^	2.43%	2.82%	3.10%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.86)%	(2.39)%	(2.85)%
After advisory fee waivers^	(1.86)%	(2.39)%	(2.85)%
Portfolio turnover rate	214%	237%	197%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

Dunham Emerging Markets Stock
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 18.95	$ 16.90	$ 13.93
Income from investment operations:
Net investment income (loss)**	(0.26)	(0.19)	(0.14)
Net realized and unrealized gain	9.24	5.17	3.11
Total income from investment operations	8.98	4.98	2.97
Less distributions:
Distributions from net investment income	(0.23)	0.00	0.00
Distributions from net realized gains	(3.14)	(2.93)	0.00
Total distributions	(3.37)	(2.93)	0.00
Net asset value, end of period	$ 24.56	$ 18.95	$ 16.90

Total return +	54.16%	32.91%	21.32%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,318	$ 2,212	$ 2,519
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.58%	3.37%	3.94%
After advisory fee waivers^	3.28%	3.27%	3.94%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.57)%	(1.11)%	(0.97)%
After advisory fee waivers^	(1.27)%	(1.01)%	(0.97)%
Portfolio turnover rate	92%	73%	65%

*All Class C shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total    return does not reflect the deductions of taxes that a share holder would pay on distributions or on the redemption of shares.

______________________________________________________________________________

Privacy Policy

Privacy Statement

The Funds recognize and respect the privacy of each of their investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral electronic or telephonic communications, and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

For More Information

You may obtain the following and other information regarding the Funds free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Funds provides more details about the Funds’ policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Funds provide the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Funds or to request additional information about the Funds, please contact us.

By Telephone:

1-888-3DUNHAM (338-6426)

By Mail:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Website:

www.dunham.com

Through the SEC:

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Manager Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191	Fund Administrator Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788	Distributor Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191
Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street Omaha, NE 68137	Custodian Citibank, N.A. One Samson Street, 25th Floor San Francisco, CA 94104	Fund Counsel Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202

Investment Company Act File Number 811-22153

665961.4

Prospectus

March 4, 2008

The Dunham Funds – Class N Shares

Dunham Corporate/Government Bond Fund

DNCGX

Dunham High-Yield Bond Fund

DNHYX

Dunham Appreciation & Income Fund

DNAIX

Dunham Large Cap Value Fund

DNLVX

Dunham Real Estate Stock Fund

DNREX

Dunham International Stock Fund

DNINX

Dunham Small Cap Value Fund

DNSVX

Dunham Large Cap Growth Fund

DNLGX

Dunham Small Cap Growth Fund

DNDGX

Dunham Emerging Markets Stock Fund

DNEMX

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309

San Diego, California 92191

1-800-442-4358

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Dunham Funds Prospectus March 3, 2008

Page

Overview
The Adviser
The Funds – Investment Objective/ Principal Investment Strategies/Performance of the Fund
Dunham Corporate/Government Bond Fund
Dunham High-Yield Bond Fund
Dunham Appreciation & Income Fund
Dunham Large Cap Value Fund
Dunham Real Estate Stock Fund
Dunham International Stock Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Small Cap Growth Fund
Dunham Emerging Markets Stock Fund
Principal Risks of Investment
Portfolio Holdings
Fees and Expenses
Example
Management of the Funds
Investment Adviser
Sub-Advisers
Portfolio Managers
Valuation of Fund Shares
Frequent Purchases and Redemptions of Fund Shares
Your Account
Types of Account Ownership
Tax-Deferred Accounts
Purchasing Fund Shares
Receipt of Orders
Minimum Investments
Methods of Buying
Redemption of Shares
Methods of Redemption
Payment of Redemption Proceeds
Medallion Signature Guarantees
General Transaction Policies
Exchanging Shares
Exchange Privilege
Money Market Exchanges
Limitations on Exchanges
Anti-Money Laundering and Customer Identification Programs
Distribution of Fund Shares
Distributor
Distributions
Federal Tax Considerations
Taxes on Distributions
Taxes on Sales or Exchanges
Avoid “Buying a Dividend”
Backup Withholding
Financial Highlights
Privacy Policy	Inside Back Cover
For More Information	Back Cover
Statement of Additional Information	Back Cover
Annual and Semi-Annual Report	Back Cover

Overview

This Prospectus describes the investment objectives, principal investment strategies and principal risks of the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund  and Dunham Emerging Markets Stock Fund (collectively, the “Funds” and each, a “Fund”).  These ten Funds each form a separate series of Dunham Funds (the “Trust”).  Each Fund offers three classes of shares, Class A shares, Class C shares and Class N shares.  This prospectus relates only to the Funds’ Class N shares.  Some of the Funds may be considered non-diversified for purposes of federal mutual fund regulation, which means that they may invest in a smaller number of companies than diversified funds.  All of the Funds will, however, meet the diversification requirements for mutual funds under the federal tax laws.  You may find the following definitions useful as you read the description of each Fund.

On March 3, 2008, the Trust completed a tax-free reorganization with the AdvisorOne Funds (the "Predecessor Trust").  Prior to the reorganization, each Fund was a series of the Predecessor Trust (the "Predecessor Funds").  Information in the Prospectus, including performance, includes information of the Predecessor Funds because each Fund is the successor of the corresponding Predecessor Fund.

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business.  No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information.

DEFINITIONS:

Investment Objective - A Fund’s investment objective is its ultimate, overriding goal.  It is the way in which the Fund defines itself amongst all other Funds.  There is a wide range of potential investment objectives.  There can be no assurance that any Fund will attain its investment objective.  You should think carefully about whether a Fund’s investment objective is consistent with your own objective for the money that you are contemplating investing in that Fund.  If it is not consistent with your objectives, you should consider another Fund.

Principal Investment Strategy - A Fund’s principal investment strategy is the primary means by which the investment adviser to the Fund seeks to attain its investment objective.  A strategy may, among other things, take the form of an undertaking on the part of the investment adviser to the Fund to invest primarily in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries.  Your financial consultant can assist you in understanding these strategies.

Principal Risks - The principal risks of a Fund are those potential occurrences that, in the judgment of the Fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the Fund from attaining its investment objective.  Your financial consultant can assist you in understanding these risks.

The Adviser

Each Fund has its own distinct investment objective, strategies and risks.  The Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Adviser”), under the supervision of the Board of Trustees, is responsible for constructing and monitoring the investment objective and principal investment strategies of each Fund.  Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with the Fund’s investment objective and style.  The potential risks and returns of a Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Fund, rather than simply employing a single firm to manage the assets of all Funds.  This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of Sub-Advisers with complementary investment approaches.  This is particularly important for the non-diversified Funds, which incur greater issuer risk as they invest in fewer securities than diversified Funds.  The Adviser intends to manage the Funds by selecting one Sub-Adviser to manage distinct segments of a market or asset class for each Fund based upon the Adviser’s evaluation of the Sub-Adviser’s expertise and performance in managing the appropriate asset class.  The Adviser monitors each Sub-Adviser for adherence to the respective Fund’s specific investment objective, policies and strategies.  On September 26, 2006, the SEC issued an Order under Section 6(c) of the Investment Company Act of 1940 (the “Act”) granting exemptive relief to the Predecessor Trust and the Adviser from  Section 15(a) of the Act and Rule 18f-2 under the Act.  Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.

THE FUNDS

Dunham Corporate/Government Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Corporate/Government Bond Fund is to seek current income and capital appreciation.  The Fund seeks to achieve its investment objective by making capital investments primarily in Treasuries, agencies, mortgage-backed securities, asset-backed securities and corporate fixed-income instruments.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Corporate/Government Bond Fund, under normal market conditions, invests at least 80% of its net assets in corporate and government bonds.  The Fund invests primarily in fixed-income instruments such as U.S. and foreign government bonds, corporate bonds, high yield bonds, Collateralized Mortgage Obligations, index bonds, and asset-backed securities, as well as Eurodollars, unconstrained by debt ratings.  The Sub-Adviser also may invest up to 20% of the Fund’s net assets in derivatives, including credit default swaps and financial futures. Financial Futures include treasury note futures, bond futures, and Eurodollar futures. While the Sub-Adviser may invest up to 40% of the Fund’s net assets in below investment grade bonds (rated from BB to CCC by S&P or comparably rated by another NRSRO) also known as “high-yield” or “junk bonds,” the Fund intends to maintain an average portfolio credit quality of investment grade.

Under general supervision of the Adviser, the Sub-Adviser actively manages the portfolio and structures asset allocation along an intermediate-term horizon, generally with an average duration of 3 ½ to 6 years.  The portfolio’s allocation to government, agency and mortgage-backed securities will generally range between 0% and 80%.  The portfolio’s allocation to corporate securities will generally range between 0% and 80%.  Allocation methods are based on historical patterns of risk and return and their management disciplines are biased toward defensive strategies that control downside risk while targeting superior long-term investment results.

Value is added through disciplined interest rate anticipation, sector rotation, issuer selection and trading opportunities.

•

Interest rate anticipation is an investment process where the Sub-Adviser seeks to increase returns by moving between long-term and short-term bonds based on the Sub-Adviser’s forecast of interest rates.  Sector rotation is an investment process where the Sub-Adviser seeks to increase returns by switching from one sector to another, based on the Sub-Adviser’s view of which sectors will outperform other sectors.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities when the Sub-Adviser believes these types of securities are undervalued relative to other investment opportunities.

•

Issuers are selected for purchase or sale based on both internal research and analysis of published data.  Issues selected are those that are undervalued relative to their sector and the market.

•

Value is also added through trading opportunities created by supply-demand imbalances and through execution.

The Fund invests in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them.

•

U.S. Government Related Securities - The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by residential or commercial mortgages, including pass-through and collateralized mortgage obligations.  Mortgage securities may be issued by the U.S. government or by private entities.  For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as Government National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

•

Lower-Rated (Junk) Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.  Bonds in the lower categories are likely to default unless business, financial or economic conditions improve.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

•

Credit Default Swaps - A specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. In turn, the insurer pays the insured the remaining interest on the debt, as well as the principal.  Swaps are considered to be Derivatives, the risks of which are described below under “Derivatives Risk.”

•

Financial Futures - Financial futures are a liquid, low cost way to adjust the interest rate sensitivity of a bond portfolio. Since they are exchange traded, there is no counterparty risk and documentation is minimal. Positions are marked to market daily and collateral is exchanged according to the mark. Futures price movements closely approximate the movements of the underlying treasury securities.  Financial Futures are considered to be Derivatives, the risks of which are described below under “Derivatives Risk.”

•

Derivative Strategies/Risks - When the Sub-Adviser uses financial derivatives, such as financial futures and credit default swaps, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Corporate/Government Bond Fund by showing changes in the performance of Class N Shares of the Dunham Corporate/Government Bond Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 3.40% (quarter ended September 30, 2006) and the lowest return for a quarter was -0.85% (quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Corporate/Government Bond Fund Class N
return before taxes	6.30%	3.79%
return after taxes on distributions (1)	4.72%	2.40%
return after taxes on distributions and sale of Fund shares (1)	4.08%	2.43%
Lehman Brothers Aggregate Bond Index (2)	6.97%	4.47%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham High-Yield Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham High-Yield Bond Fund is to provide a high level of current income, with capital appreciation as a secondary goal.  The Fund seeks to achieve its investment objective by investing in lower-rated and unrated, higher-risk corporate bonds.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham High-Yield Bond Fund, under normal market conditions, invests at least 80% of its net assets in debt securities, and convertible securities rated below investment grade (rated from BB to CCC by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality.

Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Sub-Adviser will attempt to reduce investment risk, but losses may occur.  The Fund potentially may invest in non-income producing securities, including defaulted securities and common stocks.  The Fund also may invest in stocks of companies in troubled or uncertain financial condition issued by both domestic and foreign issuers.

Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.  The Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income. Investors should carefully assess the risks associated with an investment in the Fund.

For purposes of investing uninvested cash or otherwise for maintaining liquidity in the Fund’s portfolio while maintaining exposure to the high-yield market, the Dunham High-Yield Bond Fund may invest in Targeting Return Index Securities (TRAINS) and CDXs of the Dow Jones CDX family of credit derivative indexes, such as the Dow Jones CDX North America High Yield Index, an index of high yield bonds.  This is not a principal investment strategy of the Fund and the Fund’s Sub-Adviser does not anticipate investing, under normal circumstances, more than 5% of the Fund’s net assets in TRAINS and CDXs.  Under extraordinary circumstances or for temporary defensive purposes, the Fund may invest as much as 20% of its net assets in such instruments.

Derivative Strategies.  The Dunham High-Yield Bond Fund may implement from time to time, certain derivative strategies including investments with respect to TRAINS and CDXs to remain fully invested, to maintain liquidity, to increase total return, or for hedging or defensive purposes.  There can be no assurance that such strategies will be implemented, nor if they are, that they will be successful in limiting down side risk or for any other purposes.

The Fund invests in securities generally having the following characteristics:

•

Lower-Rated (Junk) Bonds – Convertible and non-convertible debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality).  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.  Bonds in the lower categories are likely to default unless business, financial or economic conditions improve.

The Fund also may invest in other instruments generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them.

•

U.S. Government Related Securities - The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by residential or commercial mortgages, including pass-through and collateralized mortgage obligations.  Mortgage securities may be issued by the U.S. government or by private entities.  For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as Government National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

•

Derivatives - The Dunham High-Yield Bond Fund may use derivative instruments, including TRAINS and CDXs.  Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or market index.  CDX such as the DJCDX North America High Yield Index is an investment vehicle that offers certain investors a diverse, liquid vehicle for initiating and maintaining exposure to the North American high yield credit market.  DJCDX North America High Yield Index is managed by Dow Jones Indexes and sponsored by JPMorgan and Morgan Stanley.  TRAINS (Targeting Return INdex Securities) Trust Series HY.NA High Yield Portfolio is a privately placed grantor investment trust which invests its assets in 68 equally weighted high yield bonds rated B3/B- or higher.  Derivatives involve special risks, which are discussed below under Principal Risks.

•

Derivatives Risk - When the Sub-Adviser uses financial derivatives such as TRAINS and CDXs, an investment in the Dunham High-Yield Bond Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund. See “Principal Risks of Investment” below, for additional information about derivatives risk.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham High-Yield Bond Fund by showing changes in the performance of Class N Shares of the Dunham High-Yield Bond Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 3.30% (quarter ended December 31, 2006) and the lowest return for a quarter was -0.61% (quarter ended September 30, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham High-Yield Bond Fund Class N
return before taxes	1.74%	4.18%
return after taxes on distributions (1)	-0.47%	2.11%
return after taxes on distributions and sale of Fund shares (1)	1.14%	2.37%
Merrill Lynch High Yield Bond Cash Pay Index (2)	2.17%	6.07%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Merrill Lynch High Yield Bond Cash Pay Index measures the performance of high-yield debt securities with maturities of at least one year and a credit rating below investment grade. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on July 1, 2005.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Appreciation & Income Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Appreciation & Income Fund is to maximize total return under varying market conditions through both current income and capital appreciation.  The Fund seeks to achieve its investment objective by investing in a diversified portfolio of convertible, equity and fixed-income securities.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Appreciation & Income Fund, under normal market conditions, invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  The Fund attempts to utilize these different types of securities to strike the appropriate balance between risk and reward in terms of growth and income.

Under general supervision of the Adviser, the Sub-Adviser seeks to balance risk and reward over various market cycles using varying combinations of stocks, bonds and/or convertible securities.  The stock selection process consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the Sub-Adviser strives to create a portfolio with a reasonable risk/reward trade-off.  As market conditions change, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time.  At some points in a market cycle, one security type (i.e. common stocks) may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.  The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from five to ten years.

The Fund invests in securities generally having the following characteristics:

•

Convertible Securities - Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  Many convertible securities are issued with a “call” feature that allows the issuer of the security to choose when to redeem the security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.  Conversely, certain convertible debt securities may provide a ‘‘put option,’’ which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

•

Equity Securities - Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain or loss.

•

Lower-Quality (Junk) Bonds - The Fund may invest without limit in convertible and non-convertible debt securities commonly known as ‘‘junk bonds’’ that are rated BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality. The Fund will not, however, purchase a security rated below C.

•

Synthetic Convertible Securities - The Fund may also create a “synthetic” convertible security by combining separate securities that possess two principal characteristics of a true convertible security, i.e., fixed-income securities (“fixed-income component”) and the right to acquire equity securities (“convertible component”).  The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments.  The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.  In creating a synthetic security, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.  Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes.  Convertible structured notes are fixed-income debentures linked to equity.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.  Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.  Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.  The Fund may invest without limitation in synthetic convertibles, consistent with the Fund’s diversified strategy.

•

Foreign Securities - The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund will only invest in foreign securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

•

Rule 144A Securities - The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks, bonds or options, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Appreciation & Income Fund by showing changes in the performance of Class N Shares of the Dunham Appreciation & Income Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 8.43% (quarter ended September 30, 2007) and the lowest return for a quarter was –4.30% (quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Appreciation & Income Fund Class N
return before taxes	16.15%	10.03%
return after taxes on distributions (1)	14.49%	8.52%
return after taxes on distributions and sale of Fund shares (1)	12.72%	8.45%
Merrill Lynch Convertible ex Mandatory Index (2)	4.13%	5.83%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Merrill Lynch Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in value-oriented, large capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2007, the S&P 500 Index had market capitalizations between $707 million and $511.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of large companies.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index.  Under general supervision of the Adviser, the Sub-Adviser seeks to achieve superior results through successful stock selection and effective management of risk through systematic diversification across multiple economic sectors and major industries.  The Sub-Adviser focuses on large capitalization value stocks believed to be statistically undervalued while exhibiting attractive earnings dynamics.  The Sub-Adviser, through an active bottom-up stock selection process, uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 75 securities.

The Sub-Adviser’s equity philosophy places strong emphasis on value and earnings momentum.  Stock selection emphasizes issues with low price-earnings ratios and improving earnings dynamics, two characteristics that typically indicate significant appreciation potential.  The Sub-Adviser attempts to identify those companies that are undervalued relative to the market but are also demonstrating above-average earnings momentum where the near-term earnings progression will draw attention to the undervaluation.  The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.

The Sub-Adviser screens each industry using a combination of fundamental, technical, and risk assessment models. These models are used to determine an accurate valuation of the company and its potential for earnings growth. Risk analysis is highly important in the security selection process.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Large Cap Value Fund by showing changes in the performance of Class N Shares of the Dunham Large Cap Value Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 7.72% (quarter ended June 30, 2007) and the lowest return for a quarter was -4.00% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Large Cap Value Fund Class N
return before taxes	3.84%	9.73%
return after taxes on distributions (1)	3.34%	8.62%
return after taxes on distributions and sale of Fund shares (1)	3.17%	8.11%
Russell 1000 Value Index (2)	-0.17%	10.05%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Real Estate Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Real Estate Stock Fund is to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership.  The Fund seeks to achieve its investment objectives by investing in income-producing equity securities of U.S. real estate companies.  The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objectives are non-fundamental policies and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Real Estate Stock Fund, under normal market conditions, invests at least 80% of its net assets in equity securities of companies principally engaged in the U.S. real estate industry.  A company is principally engaged in the U.S. real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management or sale of U.S. real estate.  Under general supervision of the Adviser, the Sub-Adviser, using an actively managed, concentrated portfolio generally consisting of approximately 35 to 50 securities, seeks to outperform other real estate funds using in-house knowledge and research of developing real estate market trends.

The Sub-Adviser seeks to find favorable real estate investment in the public markets through disciplined analysis.  The Sub-Adviser combines bottom-up fundamental research of companies with a research driven top-down asset allocation.  Through such analysis, the Sub-Adviser seeks to deliver total return by identifying individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.  The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.

The Fund is a non-diversified mutual fund, meaning it can invest in the securities of fewer issuers at any one time than diversified mutual funds; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Fund invests in securities generally having the following characteristics:

•

Real Estate Investment Trusts (REITs), including equity REITs; mortgage REITs; and hybrid REITs - A REIT is a separately managed trust that makes investments in various real estate businesses.  An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.  A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders.  A hybrid REIT combines the characteristics of equity and mortgage REITs.  Regardless of the investment portfolio of the REIT (debt or equity), each REIT is considered an equity investment for purposes of the Fund’s 80% investment policy because the Fund’s investment in the REIT is an equity position.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objectives.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Real Estate Stock Fund by showing changes in the performance of Class N Shares of the Dunham Real Estate Stock Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 15.28% (quarter ended March 31, 2006) and the lowest return for a quarter was –15.15% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Real Estate Stock Fund Class N
return before taxes	-20.24%	5.29%
return after taxes on distributions (1)	-21.65%	2.11%
return after taxes on distributions and sale of Fund shares (1)	-12.27%	3.97%
Dow Jones Wilshire Real Estate Securities Index (2)	-17.64%	8.76%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index, which provides a broad measure of the performance of publicly traded real estate securities. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham International Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham International Stock Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in equities of international, publicly-held corporations traded on U.S. stock exchanges or in the over-the-counter market and by directly purchasing securities of foreign issuers to the fullest extent permitted under the 1940 Act.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham International Stock Fund, under normal market conditions, invests at least 80% of its net assets in stock of non-U.S. companies, which may include companies located or operating in established or emerging countries.  The primary regions of investment are Western Europe, United Kingdom, Japan and Canada.  Under general supervision of the Adviser, the Sub-Adviser searches for the stocks of financially strong, industry leaders that are valued below their actual worth.  The Sub-Adviser seeks companies that generally have sustainable competitive advantages, above-average returns on equity, strong capital structures and superior management focused on shareholder return.  The portfolio, generally consisting of approximately 40 to 60 securities, is constructed using on going rigorous fundamental analysis based on strict buy and sell targets.

The Fund invests in securities generally having the following characteristics:

•

Foreign “Developed Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in developed markets, primarily represented by American Depositary Receipts (ADRs).  ADRs allow Americans to buy shares of foreign-based corporations' securities at American Exchanges instead of having to go to overseas exchanges.  The Fund may also invest in issues denominated in currencies of developed foreign countries, American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing foreign developed market securities.

(Developed markets include those countries found in the Morgan Stanley Capital International World ex U.S. Index, such as Germany, Japan and the United Kingdom.)

•

Foreign “Emerging Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in emerging markets represented by ADRs.  The Fund may also invest in holding denominated in issues denominated in currencies of emerging countries, American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing foreign emerging market securities.  Emerging markets include those countries found in the Morgan Stanley Capital International Emerging Markets Index, such as Korea, Russia and Turkey.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held U.S. and foreign corporations, such as preferred stocks or bonds, as well as U.S. government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes they meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham International Stock Fund by showing changes in the performance of Class N Shares of the Dunham International Stock Fund from year to year and by showing how the Fund’s average quarterly returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 13.52% (quarter ended September 30, 2005) and the lowest return for a quarter was –5.45% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham International Stock Fund Class N
return before taxes	1.59%	13.45%
return after taxes on distributions (1)	0.42%	11.36%
return after taxes on distributions and sale of Fund shares (1)	1.73%	10.80%
MCSI All Country World ex U.S. Index (2)	17.12%	22.14%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The MSCI All Country World ex U.S. Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Value Fund is to maximize total return from capital appreciation.  The Fund seeks to achieve its investment objective by investing in domestic, value-oriented, small-capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P SmallCap 600 Index at the time of investment.  As of December 31, 2007, the S&P SmallCap 600 Index had market capitalizations between $101 million and $4.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  Under general supervision of the Adviser, the Sub-Adviser looks to invest in companies that generally have the following characteristics:

•

Exhibit a sustainable competitive advantage;

•

A strong, experienced management team;

•

Long product cycles;

•

Pricing flexibility; and

•

Use smallness as a competitive advantage.

Targeted companies are expected to have high-sustained return on investment with above average earnings per share growth.  The Sub-Adviser uses a fundamental bottom-up stock selection process with an investment time horizon of three to five years.  A “bottom-up" stock-selection process is based on fundamental analysis, focusing on individual companies rather than adopting a macroeconomic, top-down approach.  The Sub-Adviser takes a low risk approach with strong emphasis placed on fundamental analysis, such as the examination of financial data, company management, business concept and competition.  Research analysts are responsible for specific sectors of the economy and those companies that lie in their sector.  While both industry sources and quantitative screens are used to narrow the list of possible holdings, the essence of the investment process is the fundamental company analysis and the depth of resources and experience available to the Sub-Adviser’s small cap team.

The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio (at market value).  The average market capitalization of the portfolio will be similar to the overall market capitalization profile of the S&P SmallCap 600 Index benchmark.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.  Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Small Cap Value Fund by showing changes in the performance of Class N Shares of the Dunham Small Cap Value Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 11.02% (quarter ended December 31, 2006) and the lowest return for a quarter was –8.72% (quarter ended December 31, 2007).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Small Cap Value Fund Class N
return before taxes	-4.60%	4.06%
return after taxes on distributions (1)	-5.21%	2.70%
return after taxes on distributions and sale of Fund shares (1)	-2.61%	3.41%
Russell 2000 Value Index (2)	-9.78%	6.16%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 2000 Value Index measures the performance of the 2000 smallest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, large capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market.  These companies have market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2007, the S&P 500 Index had market capitalizations between $707 million and $511.9 billion.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Growth Fund, under normal market conditions, invests at least 80% if its net assets in the common stock of large companies.  These companies have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index.  Under general supervision of the Adviser, the Sub-Adviser’s investment process seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices.  The portfolio typically will consist of approximately 50 to 60 securities.  The average market capitalization of the portfolio typically will average that of the S&P 500 Index.

The Sub-Adviser uses the following four-step process to select holdings for the portfolio:

•

Quantitative Screen: Focus on EPS growth, sales, margin, ROE, relative strength, etc.

•

Fundamental Analysis: Focus on industry trends, competitive position, growth consistency, potential acceleration, quality of earnings.

•

Current Market Environment: Evaluating and selecting the stocks with the greatest potential within the current market environment.

•

The process is executed weekly and fine-tuned daily to adjust the portfolio.  Ultimately the portfolio will be constructed with 50 – 60 holdings with a holding limit of 5%.  For risk control purposes, sector weights are limited to 0 to 2 times the sector weights of the S&P 500.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Large Cap Growth Fund by showing changes in the performance of Class N Shares of the Dunham Large Cap Growth Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 7.19% (quarter ended September 30, 2007) and the lowest return for a quarter was –5.65% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Large Cap Growth Fund Class N
return before taxes	18.25%	10.04%
return after taxes on distributions (1)	16.72%	8.42%
return after taxes on distributions and sale of Fund shares (1)	12.20%	7.83%
Russell 1000 Growth Index (2)	11.81%	9.20%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Growth Fund is to maximize total return through capital appreciation.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, small-capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies will have a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.  As of December 31, 2007, under the above definition, these are companies with a market capitalization of $4.9 billion or less.  Under general supervision of the Adviser, the Sub-Adviser invests in small cap growth companies that exhibit a long-term sustainable business model.  Such companies are generally characterized by:

•

strong company financials

•

barriers to entry (i.e., tough or expensive for competition to enter the marketplace)

•

focused management

Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years. The Sub-Adviser attempts to invest in these companies at a discount to their growth rate.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

Although a “total return” objective typically entails both income and capital appreciation, the Fund emphasizes capital appreciation, but will capture some income through stock dividends and its cash investments.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Small Cap Growth Fund by showing changes in the performance of Class N Shares of the Dunham Small Cap Growth Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 12.11% (quarter ended March 31, 2006) and the lowest return for a quarter was –7.40% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Small Cap Growth Fund Class N
return before taxes	18.06%	11.59%
return after taxes on distributions (1)	15.35%	8.61%
return after taxes on distributions and sale of Fund shares (1)	12.71%	8.55%
Russell 2000 Growth Index (2)	7.05%	9.17%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.   Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Dunham Emerging Markets Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Emerging Markets Stock Fund is to maximize total return from capital appreciation.  The Fund seeks to achieve its investment objective by investing in international emerging market equity securities traded on foreign stock exchanges.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Emerging Markets Fund, under normal market conditions, invests at least 80% of its net assets in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries.  An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.  Under general supervision of the Adviser, the Sub-Adviser, using a value-oriented approach to investing, seeks common stock in companies that are projected to have a higher return on equity compared to similar companies.  The portfolio generally will be diversified across approximately 12 to 20 countries and consist of approximately 40 to 60 securities.

The Fund generally invests in common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.  The percentage of the Fund’s portfolio invested in each such security is unlimited.  Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Sub-Adviser uses a top-down approach for regional asset allocation in conjunction with a bottom-up approach to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.  On a quarterly basis, the Sub-Adviser calculates an expected local currency return and valuation measures for regions and individual countries to help determine investment focus.  The Sub-Adviser screens the universe of stocks for suitable market capitalization, earnings growth and return on equity to produce a focused list of candidates.  The Sub-Adviser also considers expected local currency return, country risk and other factors.  The Sub-Adviser uses intensive analysis, financial modeling and company visits for final stock selection.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.

PERFORMANCE OF THE FUND

The bar chart and table below provide some indication of the risks of investing in the Dunham Emerging Markets Stock Fund by showing changes in the performance of Class N Shares of the Dunham Emerging Markets Stock Fund from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance does not necessarily indicate how the Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of the Predecessor Fund.

Total return for the year ended December 31,

During the periods shown in the bar chart, the highest return for a quarter was 16.65% (quarter ended June 30, 2007) and the lowest return for a quarter was -3.94% (quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2007)

	Past 1 Year	Life of Fund*
Dunham Emerging Markets Stock Fund Class N
return before taxes	26.09%	31.86%
return after taxes on distributions (1)	21.13%	26.47%
return after taxes on distributions and sale of Fund shares (1)	21.06%	25.50%
MCSI Emerging Markets Stock Index (2)	39.78%	38.13%

(1)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(2)

The MSCI Emerging Markets Stock Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot invest directly in an index or benchmark.

*The Predecessor Fund commenced operations on December 10, 2004.

Please refer to the Sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information.

Principal Risks of Investment

There is no assurance that each Fund will achieve its investment objective.  Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

Risks	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Call or Redemption Risk	X	X	X
Credit Risk	X	X	X
Default Risk	X	X	X
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk
Foreign Investing			X
Industry/Sector Risk		X	X	X	X
Interest Rate Risk	X	X	X
Leveraging Risk	X	X
Liquidity Risk		X	X		X
Lower-rated Securities Risk	X	X	X
Management Risk	X	X	X	X	X
Non-Diversification Risk					X
Portfolio Turnover Risk	X	X	X	X	X
Prepayment Risk	X	X	X
Real Estate Industry Concentration Risk					X
Real Estate Investment Trust Risk (REIT)					X
Small and Medium Capitalization Risk			X	X	X
Stock Market Risk			X	X	X

Risks	Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Call or Redemption Risk
Credit Risk
Default Risk
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk	X				X
Foreign Investing	X	X	X	X	X
Industry/Sector Risk	X	X	X	X	X
Interest Rate Risk
Leveraging Risk
Liquidity Risk	X	X		X	X
Lower-rated Securities Risk
Management Risk	X	X	X	X	X
Non-Diversification Risk
Portfolio Turnover Risk	X	X	X	X	X
Prepayment Risk
Real Estate Industry Concentration Risk
Real Estate Investment Trust Risk (REIT)
Small and Medium Capitalization Risk	X	X	X	X	X
Stock Market Risk	X	X	X	X	X

Call or Redemption Risk - As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

Credit Risk – Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Default Risk - Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on those investments.  A default could impact both interest and principal payments.  High yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.

Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - When a Sub-Adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less then the required minimum holding period; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Investing - Investing in foreign companies may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of Fund’s investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  For example, relatively few market makers characterize the secondary markets for high yield debt securities, and the trading volume for high yield debt securities is generally lower than that for higher-rated securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.  Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value.  The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value.  If the secondary markets for lightly-traded securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Smaller, unseasoned companies (those with less than a three-year operating history) and recently-formed public companies may not have established products, experienced management, or an earnings history.  As a result, their stocks may lack liquidity.  Investments in foreign securities may lack liquidity due to heightened exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries.  In addition, government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes may result in a lack of liquidity.  Possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards might reduce liquidity.  The chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value) will also impact liquidity.  These risks are heightened for investments in developing countries.

Lower-Rated Securities – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These securities may be worthless and the Fund could lose its entire investment.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of a Fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a Fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk - The frequency of a Portfolio’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

Prepayment Risk – Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Real Estate Industry Concentration Risk - By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices may decline.  Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

Real Estate Investment Trust Risk (REIT) - Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down.  A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Risk - The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class N shares of the Funds.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.  Class N shares are front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class N shares of the Funds.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	0.61%(4)	0.71%(5)	1.35%(6)	0.91%(7)	0.86%(8)
Distribution and Service (12b-1) Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses (2)	0.45%	0.58%	0.52%	0.41%	0.87%
Acquired Fund Fees and Expenses	0.00%*	0.04%	0.01%	0.03%	0.01%
Total Annual Fund Operating Expenses(3)	1.06%	1.33%	1.88%	1.35%	1.74%

Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund		Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE

Management Fees (1)	1.16%(9)	1.93%(10)	0.98%(11)	0.86%(12)	1.60%(13)
Distribution and Service (12b) Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses (2)	0.75%	0.56%	0.41%	0.57%	0.98%
Underlying Fund Expenses	0.01%	0.01%	0.03%	0.02%	0.04%
Total Annual Fund Operating Expenses(3)	1.92%	2.50%	1.42%	1.45%	2.62%

Example

Example. The following example is intended to help you compare the cost of investing in Class N shares of the Funds with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time.  The example assumes that you invest $10,000 each in Class N shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.  The table below does not reflect any fee waivers.  Pro Forma amounts below reflect the sub-advisory portion of management fees paid at rates equal to the maximum and minimum allowable, respectively, under the proposed fulcrum fee amendment.

Fund	Class	Year 1	Year 3	Year 5	Year 10
CG Bond	Class N	108	337	585	1,294
HY Bond	Class N	135	421	729	1,601
App.&Inc.	Class N	191	591	1,016	2,201
LC Value	Class N	137	428	739	1,624
RE Stock	Class N	177	548	944	2,052
Int’l Stock	Class N	195	603	1,037	2,243
SC Value	Class N	253	779	1,331	2,836
LC Growth	Class N	145	449	776	1,702
SC Growth	Class N	148	459	792	1,735
EM Stock	Class N	265	814	1,390	2,954

        (1)

        Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets.  The Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance over a rolling 12 month period against the Fund’s designated benchmark.   The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.  No adjustment is made to the sub-advisory fees if the performance falls within the “null zone,” i.e. a range where performance differences are not meaningful.  The management fees calculated above are stated as a percentage of average net assets as of the fiscal year ended October 31, 2007, as stated in the financial highlights.  These are not the same as the average assets used to calculate the performance portion of the fulcrum fee as specified under the sub-advisory agreements.  Therefore, some of the management fee percentage calculations stated above may go outside the ranges described in the Prospectus.

        (2)

        “Other Expenses” include dividend expenses related to short sales.

        (3)

        In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

        (4)

        For the last fiscal year, the Corp/Gov Bond Fund underperformed the Lehman Brothers Aggregate Bond Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.70% to 1.00%.  Management fees are restated to reflect current fee arrangements.

        (5)

        For the last fiscal year, the High-Yield Bond Fund underperformed the Merrill Lynch High Yield Bond Cash Pay Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.80% to 1.40%.

        (6)

        For the last fiscal year, the Appreciation & Income Fund outperformed the Merrill Lynch Mandatories Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.90% to 1.60%.

        (7)

        For the last fiscal year, the Large Cap Value Fund outperformed the Russell 1000 Value Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.51%.

        (8)

        For the last fiscal year, the Real Estate Stock Fund underperformed the DJ Wilshire Real Estate Securities Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.45%.

        (9)

        For the last fiscal year, the Int’l Stock Fund underperformed the MSCI All Country World Index ex U.S., which reduced the sub-advisory fee.  The Fund’s management fees can range from 1.15% to 1.45%.

       (10)

        For the last fiscal year, the Small Cap Value Fund outperformed the Russell 2000 Value Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.75%.

       (11)

        For the last fiscal year, the Large Cap Growth Fund outperformed the Russell 1000 Growth Index, which increased the sub-advisory fee.  The Fund’s management fees can range from 0.65% to 1.65%.

       (12)

        For the last fiscal year, the Small Cap Growth Fund outperformed the Russell 2000 Growth Index, which increased the sub-advisory fee.  The Fund’s  management fees can range from 0.65% to 1.65%.

       (13)

        For the last fiscal year, the Emerging Markets Stock Fund underperformed the MSCI Emerging Markets Index, which decreased the sub-advisory fee.  The Fund’s management fees can range from 0.65%  to 1.65%.

        (*)

        Underlying Fund expenses of one basis point or less are reflected in other expenses.

Management of the Funds

Investment Adviser

Dunham & Associates Investment Counsel, Inc. (the “Adviser”), located at 10251 Vista Sorrento Parkway, San Diego, CA 92121, serves as the Funds’ Investment Adviser.  The Adviser’s mailing address is P.O. Box 910309, San Diego, CA 92191.  The Adviser is a registered broker dealer under the Securities Exchange Act of 1934, as amended, and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.

a)

setting the Funds’ overall investment objectives;

b)

evaluating, selecting and recommending Sub-Advisers to manage the Funds’ assets;

c)

monitoring and evaluating the performance of Sub-Advisers, including their compliance with the investment objectives, policies, and restrictions of the Funds; and

d)

implementing procedures to ensure that the Sub-Advisers comply with the Funds’ investment objectives, polices and restrictions.

The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  The Adviser and the Predecessor Trust were granted  an exemptive order (the “Order”) from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with Sub-Advisers without obtaining shareholder approval.  The Order applies to the Trust as well as the Predecessor Trust.

The Order also permits the Adviser, subject to the approval of the Board of Trustees, to replace Sub-Advisers or amend sub-advisory agreements, including fees, without shareholder approval, whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.  The SEC granted the Order on September 26, 2006.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust on behalf of each Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee, as approved by Shareholders at the  Predecessor Trust’s Shareholder meeting held on June 23, 2006. Effective September 1, 2007, each Fund’s Sub-Adviser is compensated based on its performance and each sub-advisory agreement is a fulcrum fee arrangement.

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	1.15% – 1.45%	0.65%	0.50% - 0.80%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

All of the above sub-advisory fees are within the limits of the negotiable sub-advisory fee ranges pre-approved by shareholders of each Predecessor Fund at the August 26, 2005 shareholder meeting:

Fund:	Pre-Approved Negotiable Range of Sub-Advisory Fees
Dunham Corporate/Government Bond Fund	0% - 0.70%
Dunham High-Yield Bond Fund	N/A
Dunham Appreciation & Income Fund	0% - 1.50%
Dunham Large Cap Value Fund	0% - 1.00%
Dunham Real Estate Stock Fund	0% - 1.00%
Dunham International Stock Fund	0% - 1.00%
Dunham Small Cap Value Fund	0% - 1.50%
Dunham Large Cap Growth Fund	0% - 1.10%
Dunham Small Cap Growth Fund	0% - 1.30%
Dunham Emerging Markets Stock Fund	0% - 1.20%

Fulcrum Fees, Generally. A fulcrum fee basically has two parts -  the base fee and the performance fee.  In a typical fulcrum fee arrangement, the base fee is the pre-determined rate at which the sub-adviser is paid when its net performance is in line with that of the fund’s benchmark.  The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with pre-determined rates of adjustment. In a fulcrum fee arrangement, a sub-adviser is rewarded for out-performance or penalized for under-performance in equal measure.  Depending on a fund’s net performance versus its benchmark, the sub-adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively.  This formula has matching maximum and minimum ranges in which the fees can be adjusted.  Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months.  In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease.   The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or sub-adviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-adviser more than the Base Fee, even though the performance of both the fund and the fund's benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund's net performance. In no event will sub-advisory fees be more than the maximum indicated in the above table.

The Fulcrum Fee Calculation Methodology for the Dunham Funds Sub-Advisers. In a typical fulcrum fee arrangement, the base fee is not adjusted during the first twelve months.  However, under each Dunham Fund’s sub-advisory agreement, the performance adjustment to the base fee is calculated daily during the first twelve months, based on the average net assets of the Fund from inception of the contract to date, and the comparative performance of the Fund (Fund performance will be based on Class N share performance) to its Benchmark from inception of the contract to date, on the day of calculation.  In this manner, performance counts from the very first day of each sub-advisory agreement. Each Fund’s fulcrum fee will be calculated using an annual base sub-advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s performance over a rolling twelve-month period (or, during the first twelve months, as described above), relative to the Fund’s benchmark (the “Performance Fee”).   Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  In addition, certain sub-advisors have agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds; i.e., if the fee earned is equal to or less than the waiver, then the sub-adviser will receive no payment, nor will the sub-adviser owe money to the Fund.

During the first twelve months of each Fund’s sub-advisory agreement, the Fund will accrue, on a daily basis, the Base Fee adjusted by the Performance Fee, as described in the preceding paragraph (the “Fulcrum Fee”).  However, because each such sub-advisory agreement requires that the sub-adviser be paid out only the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser in most cases will receive no compensation until the end of the first year.  At the end of the first year of the contract, the sub-adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the proposed fulcrum fee methodology will have three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12 month period of the accrued Fulcrum Fee less the Minimum Fee.  Beginning with the thirteenth month of operation under each sub-advisory agreement, the entire sub-advisory fee will be calculated daily and paid monthly based on the Fund’s average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.  In other words, after the initial twelve-month period, each Fund’s fulcrum fee arrangement will become typical of such arrangements in the mutual fund industry.

The following example illustrates the fulcrum fee methodology employed in each sub-advisory agreement.  In the example, the Base Fee is 0.50% with a Performance Fee of plus or minus 0.50%; thus, the Maximum Fee is 1.00% and the Minimum Fee is 0.00%.  In addition, the example shows a null zone of plus or minus 0.25%, and the sub-advisory fee moving (after clearing the null zone) at a rate of approximately 0.01% for each 0.05% of outperformance of the benchmark.  Each of these Fees/factors/rates/amounts will vary with each sub-advisory agreement.

SAMPLE SUB-ADVISORY FEE TABLE

Cumulative 12-Month Return	Performance Fee Adjustment	Total Fee Payable to Sub-Adviser
Plus or Minus Return of Index	Plus or Minus Base Fee (0.50%)	If Plus	If Minus
2.50% or more	0.50%	1.000%	0.000%
2.35%	0.47%	0.970%	0.030%
2.20%	0.44%	0.940%	0.060%
2.05%	0.41%	0.910%	0.090%
1.90%	0.38%	0.880%	0.120%
1.75%	0.35%	0.850%	0.150%
1.60%	0.32%	0.820%	0.180%
1.45%	0.29%	0.790%	0.210%
1.30%	0.26%	0.760%	0.240%
1.15%	0.23%	0.730%	0.270%
1.00%	0.20%	0.700%	0.300%
0.85%	0.17%	0.670%	0.330%
0.70%	0.14%	0.640%	0.360%
0.55%	0.11%	0.610%	0.390%
0.40%	0.08%	0.580%	0.420%
0.26%	0.05%	0.552%	0.448%
0.25%	NULL ZONE	0.500%	0.500%
EVEN WITH INDEX	BASE FEE	0.500%	0.500%

Dunham Asset Allocation Program: The Adviser is the sponsor of the Dunham Asset Allocation Program ("Program"), an advisory wrap program using the Dunham Funds. The Program may be used by financial advisors to diversify client portfolios among the various asset classes represented by the Funds. The Adviser takes a portion of the revenues it receives from the Program and reimburses certain non-affiliated financial advisors for their product marketing and business development efforts. These reimbursements are from 5 to 25 basis points a year, depending on the dollar amount of client assets in various Dunham offerings.  The Adviser also sponsors due diligence trips and conferences designed to enhance the financial advisor's understanding of the offerings. Certain costs associated with attendance at these meetings may be paid by the Adviser.

The Adviser also supports industry conferences and sponsors educational events attended by clients of the financial advisors as well as the financial advisors themselves.

Sub-Advisers

The following sets forth information about each of the Sub-Advisers and Portfolio Managers:

Dunham Corporate/Government Bond Fund

SCM Advisors LLC (“SCM”), an investment management firm located at 909 Montgomery Street, 5th Floor, San Francisco, California, 94133, founded in 1989, serves as the Sub-Adviser to the Dunham Corporate/Government Bond Fund.  Phoenix Investment Partners, Ltd. Owns 100% of SCM.  As of December 31, 2007, Seneca had approximately $12.6 billion in assets under management for a national and international client base including individuals and institutions.

SCM’s investment process consists of analyzing and evaluating the entire spectrum of fixed-income securities.  Portfolio duration is targeted in narrow bands around fixed-income benchmark duration.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis.  The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data.  Value is added in four ways: disciplined interest rate anticipation, sector rotation, issue selection and trading opportunities.

The Dunham Corporate/Government Bond Fund is managed by a management team consisting of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Fund is Robert Bishop.

Robert Bishop, CFA

Chief Investment Officer, Fixed Income

Mr. Bishop is the chief investment officer, with portfolio management responsibility over investment grade corporate bonds, credit derivatives, and portfolio strategy. His functional emphasis is in the design and management of SCM's active core, enhanced core, and  full discretion fixed income portfolios. Mr. Bishop joined SCM Advisors in 2002 and has been primarily responsible for the management of the Fund since February 2008.

Dunham High-Yield Bond Fund

PENN Capital Management, The Libertyview Building, Suite 210, 457 Haddonfield Road, Cherry Hill, NJ 08002, serves as the Sub-Adviser for the Dunham High-Yield Bond Fund.  PENN’s core business is fundamental, bottom-up research on the universe of high yield and small capitalization companies.  PENN’s twelve-member investment team is responsible for understanding a company’s entire capital structure. The style seeks to preserve investors’ principal, while providing a high level of current income. The style invests primarily in single-B rated high yield bonds, consisting of 100% cash-paying, publicly-traded corporate bonds with a preference for senior debt in a corporation’s capital structure. The style will also seek undervalued high yield bonds for potential gains based on capital appreciation. The style intends to preserve capital by limiting downside risk through the detection of significant negative changes in the future operating cash flow levels of issuers before such risk is fully reflected in the price of securities. PENN maintains a discipline of selling a security if it falls 10% from cost, liquidity permitting. As of December 31, 2007, PENN had approximately $4.9 billion under management.

Bond selection for the Dunham High-Yield Bond Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham High-Yield Bond Fund are Richard A. Hocker and J. Paulo Silva.

Richard A. Hocker, CIO

Founder and Chief Investment Officer

Mr. Hocker serves as the Chief Investment Officer of PENN Capital Management. Mr. Hocker has over 30 years of institutional investment experience. Since inception of the firm in November 1987, Mr. Hocker has served as Chief Investment Officer and Senior Portfolio Manager guiding policy development and the future direction of PENN’s high yield bond and equity strategies. Additionally, Mr. Hocker is a member of the Executive Committee and Chairman of the Investment Committee.

J. Paulo Silva, CFA

Portfolio Manager and Principal

J. Paulo Silva joined PENN Capital Management as a research analyst in June 2002, and was promoted to portfolio manager and principal in 2004. As a Portfolio Manager at PENN, Paulo’s responsibilities include covering Healthcare, Automotive, Technology, Chemicals, and Industrials.

Dunham Appreciation & Income Fund

Calamos® Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois, 60563, is the Sub-Adviser to the Dunham Appreciation & Income Fund.  Calamos and its predecessor companies have specialized in security research and money management since 1977.  Calamos managed approximately $46.2 billion as of December 31, 2007.

Calamos invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  Calamos research/investment process consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the management team strives to create a portfolio with a reasonable risk/reward trade-off.

Stock selection for the Dunham Appreciation & Income Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Appreciation & Income Fund are co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA.

John P. Calamos, Sr.

Chairman, CEO, President and Co-Chief Investment Officer

Mr. Calamos founded Calamos in 1977.  He specializes in investment research and portfolio management of convertible securities, using convertibles and hedging techniques designed to control risk and stabilize the asset base during volatile market periods.

Nick P. Calamos, CFA

Sr. EVP, Head of Investments and Co-Chief Investment Officer

Mr. Calamos oversees research and portfolio management for Calamos.  Since joining Calamos in 1983, his experience has centered on convertible securities investment.  He has been instrumental in developing the Calamos Convertible Research System (CCRS), a sophisticated, proprietary research system that monitors and scans the entire convertible market for the best available investment opportunities.

Dunham Large Cap Value Fund

C.S. McKee, L.P., a 100% employee owned firm located at One Gateway Center, 8th Floor, Pittsburgh, Pennsylvania, 15222, founded in 1931, serves as the Sub-Adviser to the Dunham Large Cap Value Fund.  A team of six individuals averaging over 15 years of investment experience makes investment decisions.  As of December 31, 2007, C.S. McKee, L.P. had approximately $7.9 billion in assets under management.

C.S. McKee, L.P. uses an active bottom-up stock selection process for investing in large cap value stocks, emphasizing those believed to be statistically undervalued while exhibiting attractive earnings dynamics.  The firm’s analysts screen each industry using a combination of fundamental, technical, and risk assessment models.

Stock selection for the Dunham Large Cap Value Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Fund are Gregory M. Melvin and Robert A. McGee.

Gregory M. Melvin, CFA, CFP

Executive Vice President and Chief Investment Officer

Mr. Melvin, who joined C.S. McKee in 2000, is the Chairman of the Investment Policy Committee.  He has the overall responsibility for client portfolios and the investment process at C.S. McKee.

Robert A. McGee, CFA

Senior Vice President and Portfolio Manager, Equities

Mr. McGee joined C.S. McKee in 2000.  He is responsible for portfolio management of core and value equity portfolios.

Dunham Real Estate Stock Fund

Ten Asset Management, Inc. (Ten) located at 171 Saxony Road, Suite 105, Encinitas, CA 92024, is a California Corporation founded in the year 2004. Ten had approximately $742 million in assets under management as of December 31, 2007. Ten is an active investment manager focusing on investing using a systematic controlled process that is based upon sound economic principles.  The firm manages assets in the long equity area and the long/short equity space. Additionally, Ten’s founding members have experience working with one another, as the three executives who founded the firm previously served as principals at a prior company.

Robert Zimmer

Primary Portfolio Manager

Robert Zimmer serves as the lead portfolio manager for the Dunham Real Estate Stock Fund and is primarily responsible for the day-to-day investment decisions of the Fund.  Mr. Zimmer co-founded Ten Asset Management, Inc. in December, 2004, came to Ten from Freeman Associates where he began his career, and most recently served as Senior Vice President of portfolio management. Mr. Zimmer was responsible for overall portfolio constructions and implementation. Additionally he executed numerous client projects in areas including customized solutions, risk budgeting and asset allocation.

John Cuthbertson, Ph.D., CFA

Associate Portfolio Manager & Analyst

Dr. Cuthbertson assists Mr. Zimmer in managing the Dunham Real Estate Stock Fund’s portfolio. His responsibilities at Ten Asset Management include strategy engineering, development, portfolio optimization, attribution analysis and the oversight of all ongoing research. He develops and evaluates potential indicators of future stock performance using historical simulation of strategies and statistical analysis, etc. He is responsible for the overall development and integration of Ten’s optimized portfolio selection system.  From 1996 to 2004, Dr. Cuthbertson worked at Investment Research Company serving as Vice President and Senior Research Analyst, responsible for fundamental research.

Dunham International Stock Fund

Neuberger Berman Management Inc. (“NB”), located at 605 Third Avenue, New York, New York 10158, is the Sub-Adviser to the Dunham International Stock Fund.  NB is a New York corporation and a wholly owned subsidiary of Neuberger Berman Inc., also a New York corporation, which, in turn, is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., located at 745 Seventh Avenue, New York, NY 10019.  NB had approximately  $153.2 billion in assets under management as of September 30, 2007.  NB manages equity, fixed income, tax-free and money market mutual funds, including the Neuberger Berman International Fund, which is an all-cap value fund, with an investment objective of long-term capital growth.

NB invests primarily in developed foreign markets using a value-oriented investment approach. NB uses a decision process that includes segmenting over 7,000 companies into industry groups.  Through detailed bottom-up analysis, NB identifies quality companies that are undervalued relative to their global peers.  Using on-going rigorous fundamental analysis, NB attempts to identify the best opportunities and constructs a portfolio based on strict buy and sell targets.

Mr. Benjamin Segal is primarily responsible for the day-to-day management of the Dunham International Stock Fund

Benjamin Segal

Managing Director, Vice President, and Portfolio Manager

Benjamin Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000.

Dunham Small Cap Value Fund

Denver Investment Advisors LLC (“DIA”) located at Seventeenth Street Plaza, 1225 17th Street, 26th Floor, Denver CO 80202, is a Colorado limited liability company and the Sub-Adviser to the Dunham Small Cap Value Fund.  DIA had approximately $9.7 billion in assets under management as of December 31, 2007.  DIA uses a fundamental bottom-up stock selection approach with an investment horizon of 3-5 years.  The key premise under which the Value Team operates is that a company’s market value is ultimately determined by its creation or destruction of economic wealth.  DIA believes its small-cap value investment approach has the potential to achieve superior long-term, risk-adjusted returns because: 1) DIA focuses on small-cap dividend-paying securities, which outperform small-cap non-dividend-paying equities over the long-term, 2) a value and dividend-paying emphasis reduces portfolio risk, and 3) the inefficiencies within the small-cap arena create frequent valuation discrepancies which can be exploited.

Security selection for the Dunham Small Cap Value Fund is made by a team that consists of portfolio managers and analysts.  The members of the DIA team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Value Fund are Kris B. Herrick, CFA and Troy Dayton, CFA.

Kris B. Herrick, CFA

Partner, Director of Value Research.  Mr. Herrick has been a Director of Value Research at DIA since November 2000.

Dean A. Graves, CFA

Partner, Portfolio Manager. Mr. Graves has been a portfolio manager with DIA (and its predecessor organizations) since 1994.

Troy Dayton, CFA

Partner, Portfolio Manager/Senior Research Analyst. Mr. Dayton has been a portfolio manager and analyst with DIA since May 2002.

Mark M. Adelmann, C.P.A., CFA

Partner, Senior Research Analyst, 1995 to Present; BS - Oral Roberts University; Member, DSSA; Member, American Institute of CPAs (AICPA).  Mr. Adelmann joined DIA in 1995 and is a senior research analyst.

Derek R. Anguilm, CFA

Partner, Senior Research Analyst. Mr. Anguilm joined DIA in 2000 as is a senior research analyst.

Maia Babbs, CFA

Research Analyst. Mr. Babbs joined DIA in 2004 and is a research analyst.  From January 2003 to August 2004, he was a senior associate with Green Manning & Bunch LTD.

Dunham Large Cap Growth Fund

Rigel Capital, LLC (“RC”), located at 3930 Two Union Square, 601 Union Street, Seattle, WA  98101, is a Delaware Limited Liability Corporation founded in 1998.  RC had approximately $2.4 billion in Large Cap Growth Assets under management as of December 31, 2007.  RC manages equity investments, primarily for high net worth individuals, pension and profit sharing plans, banks, other institutional investors, hedge funds and mutual funds.  RC has an eight-member Large Cap Growth Team, with over 130 years’ combined industry experience.  RC does not have an affiliated broker dealer but may direct brokerage commissions to unaffiliated broker/dealers and receive research through said broker/dealers paid for by soft dollars.  Any such commissions and soft dollar payments will conform to the federal securities laws and will be reported quarterly to the Board.  RC has a best execution committee to deal with broker selection.

Security selection for the Dunham Large Cap Growth Fund is made by a team that consists of portfolio managers and analysts.  The members of the RC team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Growth Fund are George B. Kauffman, and John Corby.

George B. Kauffman  - As a participant in the two-person investment leadership team, George B. Kauffman is a founder and the Chief Investment Officer, and oversees the Investment Center activities for RC since 1998.

John Corby - As a participant in the two-person investment leadership team, John Corby plays a leadership role in RC's risk control and quantitative screening.  Mr. Corby joined RC in June 2004 and is an Executive Vice President and Chief Risk Control Officer.  Before joining RC, Mr. Corby spent 17 years at Provident Investment Counsel where his most recent position was Managing Director.

Linda C. Olson is a member of the Rigel Investment Center team and a Senior Vice President.  From 2005 to 2007,  Ms. Olson worked for Bank of America as a Portfolio Manager.

Richard N. Stice is a member of Rigel’s Investment Center team.  Mr. Stice is a Vice President and responsible for quantitative and fundamental research and analytics as part of the Portfolio Management Team. From 2000 to 2007, he was senior associate director of equity research at Standard & Poor’s focusing on the Technology sector.

Jeff L. Schmidt provides quantitative and fundamental research and analytical support within the Rigel Investment Center. He also supports RC's trading effort, and is responsible for implementing ongoing enhancements and integration to RC's investment-related software and systems. Mr. Schmidt interned and worked part-time in Rigel's Investment Center for 2 years beginning in June 2004 before joining as a permanent employee in mid-2004.

Jeffrey B. Kauffman is a member of the RC Investment Center team. Mr. Kauffman is a Vice President and has responsibilities for investment and statistical research and analyses in support of RC's portfolio management activities. Mr. Kauffman joined RC in September 1998.

Alexander S. Frink is a Vice President and leads RC's trading effort, as the senior trader responsible for RC’s trading effort and strategy since February 2006.  Before Joining RC in 2006, Mr. Frink spent 10 years at Merrill Lynch where his most recent position was First Vice President.

Dunham Small Cap Growth Fund

Pier Capital, LLC (“Pier Capital”), 263 Tresser Blvd., 10th Floor, Stamford, Connecticut, 06901, established in 1987, serves as the Sub-Adviser to the Dunham Small Cap Growth Fund.  Pier Capital, formerly known as SEB Asset Management America Inc. (SEB), had $758 million in assets under management as of December 31, 2007.

Pier Capital focuses on small cap growth companies with a market capitalization typically in the $100 million to $2 billion range that exhibit a long-term sustainable business model.  Companies in the portfolio are generally exhibit: (i) strong company financials, (ii) some level of barrier to entry, and (iii) focused management.  Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years.  Pier Capital expects to invest in these companies at a discount to their growth rate.

Stock selection for the Dunham Small Cap Growth Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Growth Fund are Jan E. Parsons and Vinay Ved.

Jan E. Parsons

Partner, Chief Investment Officer

Mr. Parsons has been with Pier Capital, formerly SEB, since 1987 as the Chief Equity Investment Officer.

Vinay Ved

Partner, Chief Portfolio Manager

Mr. Ved joined Pier Capital, formerly SEB, in 1994, as Senior Investment Manager.

Dunham Emerging Markets Stock Fund

Van Eck Associates Corporation (“Van Eck”), 99 Park Avenue, 8th Floor, New York, New York, 10016, serves as the Sub-Adviser to the Dunham Emerging Markets Stock Fund.  Van Eck is a privately owned company.  As of December 31, 2007, Van Eck had approximately $9.3 billion in assets under management.

Van Eck invests in emerging markets stocks located primarily in Latin America, Asia (excluding Japan), Eastern Europe and Africa.  Van Eck uses a “growth at a reasonable price” approach to investing.  The companies in the portfolio are projected to have a higher return on equity relative to that of similar companies.  Van Eck uses a top-down approach for regional asset allocation to help control risk.  A bottom-up approach is then used to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.

Mr. David A. Semple is primarily responsible for the day-to-day management of the Dunham Emerging Markets Stock Fund.

David A. Semple

Portfolio Manager, Director

Mr. Semple joined Van Eck in 1998 as the Director of International Equity. He is also portfolio manager of other mutual funds advised by Van Eck, and a member of several of Van Eck’s investment management teams. Mr. Semple additionally serves as an adviser on Van Eck Multi-Strategy Partners, LP, through Van Eck Absolute Return Advisers, Corp., a hedge fund adviser wholly owned by Van Eck.

Portfolio Managers

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Each Fund’s net asset value (“NAV”) for each class of shares is calculated on each day that the New York Stock Exchange is open.  The NAV is the value of a single share of a Fund.  The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.  The NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding.  The value of a Fund’s total assets is generally based on the market value of the securities that the Fund holds.  Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. If market values are not available, the Adviser will determine the fair value of securities using procedures that the Board of Trustees has approved.  The Adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange.  In some cases, particularly with thinly traded securities like small cap stocks and junk bonds, the Adviser may determine that a price is stale.  In those circumstances where a security’s price is not considered to be market indicative, the security’s valuation may differ from an available market quotation.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees of the Trust has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments and increase brokerage and administrative costs. A Fund may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

An investor’s exchange privilege or right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive.  A Fund may accept redemptions and exchanges in excess of the above guidelines if it believes that granting such exceptions is in the best interest of the Fund and the redemption or exchange is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a mutual fund purchase, redemption or exchange where the shareholder executing the transaction is engaged in any activity which violates the terms of the Funds’ Prospectus or SAI, and/or is considered not to be in the best interests of the Fund or its other shareholders.

Each Fund will apply these policies and procedures uniformly to all Fund shareholders. Although each Fund intends to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for a Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interest of Fund shareholders, or to comply with state or Federal requirements.

Your Account

Types of Account Ownership

You may buy shares of a Fund at the Fund’s NAV, next determined after you place your order.  If you are making an initial investment in the Funds, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

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Individual or Joint Ownership.  One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s medallion signature guarantee for any transaction requiring a medallion signature guarantee.

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Custodial Accounts.  A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts.  Corporations, partnerships and other legal entities also may open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $4,000 or 100% of compensation in 2007.  In addition, IRA holders’ age 50 or older may contribute $1,000 more than these limits in 2007.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Purchasing Fund Shares

Receipt of Orders

Class N shares are available either through an asset allocation program offered through the Adviser or through brokerage platforms under contractual arrangements with the Adviser.  Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders through the Distributor. Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Financial institutions and intermediaries may charge a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or intermediary.

Minimum Investments

For Class N shares, the minimum initial investment amount is $100,000 complex-wide (among the Dunham Funds) for taxable accounts and $50,000 complex-wide for tax-deferred accounts (“MIN”).  There is no minimum initial investment on a per Fund basis for Class N shares. The MIN can be waived if the investor has, in the opinion of the Adviser, adequate intent and availability of assets to reach a future level of investment among the Funds that is equal to or greater than the MIN.  There is no minimum subsequent investment amount for Class N shares. If a Class N shareholder’s investment falls below the MIN for reasons other than depreciation of the investment, the investor may receive a notice from the Adviser and will be given a reasonable amount of time to cure the deficiency.  If said deficiency is not cured within such time, the Adviser reserves the right to convert the account to Class C shares or take other appropriate measures.

Methods of Buying

Make your check payable to “Dunham Trust Company FBO Dunham Funds N shares/account name/title and account number” and send to the address below.

By Regular Mail or Overnight Delivery:

Dunham Trust Company

1 East Liberty St., 6th Floor

Reno, NV 89504

The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Funds may also be sent via wire or by Automated Clearing House “ACH” member banks.  Notify the Fund of an incoming wire or request an ACH transaction by calling 1-888-3DUNHAM.  Use the following wire instructions:

Pacific Western Bank

San Diego, CA 92101

ABA#

122238200

Credit:

Dunham Trust Company

DDA#

9010-6592

FBO:

Dunham Funds N Shares

account name/title

account #

Neither the Funds nor their agents are responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Redemption of Shares

Methods of Redemption

You have the right to sell (“redeem”) all or any part of your shares by following the procedures established when you opened your account (see your account agreement).  You may sell your Fund shares through your financial institution or intermediary or by contacting the Funds at 1-888-3DUNHAM (338-6426) between 8:30 a.m. and 4:00 p.m. Eastern Time on any day the Funds are open.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

The Fund will send redemption proceeds by check, wire or EFT only to the address of record or to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Medallion Signature Guarantees

At the discretion of the Adviser a medallion signature guarantee may be required to redeem shares from an account. In order to avoid delays in processing a redemption, you should call the Fund (toll-free) at 1-800-442-4358 before making the redemption request.

A medallion signature guarantee assures that a signature is genuine.  The medallion signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide a medallion signature guarantee.

General Transaction Policies

The Funds reserve the right to:

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Vary or waive any minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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Reject or cancel any purchase or exchange request (but not a redemption request in Good Order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below the Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Modify or terminate the exchange privilege after 60 days written notice to shareholders.

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Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

In an effort to minimize costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-888-3DUNHAM (338-6426) to request individual copies of these documents.  The Funds will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

Exchanging Shares

Exchange Privilege

Shareholders of record, including financial institutions and intermediaries, may exchange shares of any Fund without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.  The exchange privilege is available to shareholders residing in any state in which Fund shares being acquired may be legally sold.

The Funds’ Adviser reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. For your protection, the Distributor or the Fund’s Transfer Agent may delay a transaction or not implement one if not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.  The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Money Market Exchanges

You may exchange all or a portion of your shares in a Fund for shares of the Treasury Obligations Portfolio-Investor Class (the “Money Market Fund”) at their relative net asset values and you also may exchange back into a Fund without incurring any charges or fees.  Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the section entitled “Minimum Investments” of this Prospectus.  Before exchanging into the Money Market Fund, please read the Money Market Fund Prospectus carefully, which may be obtained by calling 1-800-442-4358.  The Money Market Fund is not affiliated with the Adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase.  When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange.  When exchanging your entire balance from the Money Market Fund, accrued income is automatically exchanged into the Fund you are exchanging into along with your principal.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders.  Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.”  Market timers are investors who repeatedly make exchanges within a short period of time.  The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders.  In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

Anti-Money Laundering and Customer Identification Programs

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government – issued documentation certifying the existence of the person, business or enterprise.

Distribution of Fund Shares

Distributor

In addition to serving as Adviser to the Funds, Dunham & Associates Investment Counsel, Inc. serves as distributor of the shares of the Funds.  Dunham & Associates Investment Counsel, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis.

Distributions

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments.  Each Fund passes substantially all of its earnings along to its investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

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Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

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Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

Dividends attributable to the net investment income of the Dunham Corporate/Government Bond Fund will be declared monthly and paid monthly.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-888-3DUNHAM (338-6426) for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  The following tax information in the Prospectus is provided as general information. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Unless your investment in the Funds is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell Fund shares, including an exchange to another Fund. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Funds and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes.

Taxes on Distributions

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  All other distributions, including short-term capital gains, will be taxed as ordinary income.  Under current law, certain income distributions paid by the Funds to individual taxpayers may be taxed at rates equal to those applicable to net long-term capital gains (generally, 15%, for individuals). This tax treatment applies only if certain holding period and other requirements are satisfied by the shareholder of such Fund with respect to its shares of the Fund, and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, “qualified dividends” means dividends received by a Fund from certain United States corporations and certain qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations.  The Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund, you will be subject to tax on any taxable gain.  Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

Avoid “Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

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Provide your correct social security or taxpayer identification number,

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Certify that this number is correct

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Certify that you are not subject to backup withholding, and

•

Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information for the Funds has been derived from the financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Funds’ financial statements, are included in the Predecessor Funds’ October 31, 2007 annual report, which is available upon request.

Dunham Corporate/Government Bond:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 13.58	$ 13.62	$ 13.90
Income (loss) from investment operations:
Net investment income**	0.59	0.52	0.32
Net realized and unrealized gain (loss)	0.06	0.10	(0.29)
Total income (loss) from investment operations	0.65	0.62	0.03
Less distributions:
Distributions from net investment income	(0.58)	(0.58)	(0.31)
Distributions from net realized gains	0.00	(0.08)	0.00
Total distributions	(0.58)	(0.66)	(0.31)
Net asset value, end of period	$ 13.65	$ 13.58	$ 13.62

Total return +	4.87%	4.67%	0.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 81,719	$ 38,872	$ 26,748
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.06%	1.43%	1.47%
After advisory fee waivers^	1.03%	1.40%	1.44%
Ratios of net investment income to
average net assets:
Before advisory fee waivers^	4.32%	3.84%	2.57%
After advisory fee waivers^	4.35%	3.87%	2.60%
Portfolio turnover rate	291%	300%	358%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Appreciation & Income:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 9.11	$ 9.03	$ 8.95
Income from investment operations:
Net investment income (loss)**	0.03	(0.01)	(0.03)
Net realized and unrealized gain	1.87	1.05	0.11
Total income from investment operations	1.90	1.04	0.08
Less distributions:
Distributions from net investment income	(0.02)	(0.08)	0.00
Distributions from net realized gains	(0.65)	(0.88)	0.00
Distributions in excess of net investment income	(0.21)	0.00	0.00
Total distributions	(0.88)	(0.96)	0.00
Net asset value, end of period	$ 10.13	$ 9.11	$ 9.03

Total return +	22.85%	12.08%	0.89%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 34,074	$ 20,987	$ 14,120
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.87%	2.10%	2.22%
After advisory fee waivers^	1.87%	2.10%	2.22%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.31%	(0.16)%	(0.36)%
After advisory fee waivers^	0.31%	(0.16)%	(0.36)%
Portfolio turnover rate	109%	78%	92%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham High-Yield Bond:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 9.91	$ 9.82	$ 10.00
Income (loss) from investment operations:
Net investment income**	0.65	0.58	0.15
Net realized and unrealized gain (loss)	(0.15)	0.07	(0.18)
Total income (loss) from investment operations	0.50	0.65	(0.03)
Less distributions:
Distributions from net investment income	(0.62)	(0.56)	(0.15)
Distributions from net realized gains	0.00	0.00	0.00
Total distributions	(0.62)	(0.56)	(0.15)
Net asset value, end of period	$ 9.79	$ 9.91	$ 9.82

Total return +	5.05%	6.77%	(0.32)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 72,503	$ 18,913	$ 8,132
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.29%	1.84%	2.72%
After advisory fee waivers^	1.29%	1.84%	2.72%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	6.53%	5.91%	4.46%
After advisory fee waivers^	6.53%	5.91%	4.46%
Portfolio turnover rate	64%	55%	20%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

+Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Large Cap Value:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 12.45	$ 11.95	$ 11.00
Income from investment operations:
Net investment income (loss)**	0.16	0.09	0.03
Net realized and unrealized gain	1.47	1.34	0.92
Total income from investment operations	1.63	1.43	0.95
Less distributions:
Distributions from net investment income	(0.08)	(0.04)	0.00
Distributions from net realized gains	(0.70)	(0.89)	0.00
Total distributions	(0.78)	(0.93)	0.00
Net asset value, end of period	$ 13.30	$ 12.45	$ 11.95

Total return +	13.67%	12.54%	8.64%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 48,049	$ 32,609	$ 24,240
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.32%	1.55%	1.75%
After advisory fee waivers^	1.32%	1.50%	1.67%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	1.28%	0.73%	0.23%
After advisory fee waivers^	0.28%	0.78%	0.31%
Portfolio turnover rate	23%	22%	32%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

+Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

	Class N
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Dunham Real Estate Stock:
Net asset value, beginning of period	$ 21.73	$ 20.02	$ 18.51
Income (loss) from investment operations:
Net investment income (loss)***	0.17	(0.05)	0.12
Net realized and unrealized gain (loss)	(0.88)	5.81	1.39
Total income (loss) from investment operations	(0.71)	5.76	1.51
Less distributions:
Distributions from net investment income	(0.01)	(0.13)	0.00
Distributions from net realized gains	(4.24)	(3.92)	0.00
Total distributions	(4.25)	(4.05)	0.00
Net asset value, end of period	$ 16.77	$ 21.73	$ 20.02

Total return +	(4.20)%	34.45%	8.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 10,683	$ 9,619	$ 6,456
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.73%	2.21%	2.51%
After advisory fee waivers^	1.53%	2.15%	2.51%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.75%	(0.30)%	0.75%
After advisory fee waivers^	0.95%	(0.24)%	0.75%
Portfolio turnover rate	90%	131%	97%

*All Class N shares commenced operations on December 10, 2004.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham International Stock:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 14.41	$ 13.39	$ 12.47
Income from investment operations:
Net investment income (loss)***	0.01	(0.05)	(0.01)
Net realized and unrealized gain	2.99	2.99	0.93
Total income from investment operations	3.00	2.94	0.92
Less distributions:
Distributions from net investment income	(0.01)	0.00	0.00
Distributions from net realized gains	(1.00)	(1.92)	0.00
Total distributions	(1.01)	(1.92)	0.00
Net asset value, end of period	$ 16.40	$ 14.41	$ 13.39

Total return +	21.70%	24.21%	7.38%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 50,847	$ 26,436	$ 17,728
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.91%	2.19%	2.02%
After advisory fee waivers^	1.91%	2.19%	2.02%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.07%	(0.35)%	(0.12)%
After advisory fee waivers^	0.07%	(0.35)%	(0.12)%
Portfolio turnover rate	55%	62%	135%

*All Class N shares commenced operations on December 10, 2004.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Small Cap Value:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 13.18	$ 12.00	$ 12.59
Income (loss) from investment operations:
Net investment income**	(0.01)	(0.01)	(0.16)
Net realized and unrealized gain (loss)	1.34	1.98	(0.43)
Total income (loss) from investment operations	1.33	1.97	(0.59)
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(2.24)	(0.79)	0.00
Total distributions	(2.24)	(0.79)	0.00
Net asset value, end of period	$ 12.27	$ 13.18	$ 12.00

Total return +	10.75%	17.22%	(4.69)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 28,678	$ 18,776	$ 12,757
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.49%	2.05%	2.27%
After advisory fee waivers^	2.34%	1.84%	2.27%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.20)%	(0.30)%	(1.46)%
After advisory fee waivers^	(0.05)%	(0.08)%	(1.46)%
Portfolio turnover rate	44%	127%	42%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Large Cap Growth:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 4.68	$ 4.97	$ 4.63
Income from investment operations:
Net investment income (loss)**	0.01	(0.01)	(0.04)
Net realized and unrealized gain	0.98	0.20	0.38
Total income from investment operations	0.99	0.19	0.34
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(0.13)	(0.48)	0.00
Total distributions	(0.13)	(0.48)	0.00
Net asset value, end of period	$ 5.54	$ 4.68	$ 4.97

Total return +	21.56%	3.90%	7.34%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 66,087	$ 36,325	$ 25,771
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.39%	1.65%	1.82%
After advisory fee waivers^	1.24%	1.36%	1.68%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.01%	(0.56)%	(1.00)%
After advisory fee waivers^	0.16%	(0.27)%	(0.86)%
Portfolio turnover rate	232%	248%	118%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Small Cap Growth:
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 13.62	$ 15.60	$ 14.81
Income from investment operations:
Net investment loss**	(0.13)	(0.20)	(0.25)
Net realized and unrealized gain (loss)	3.44	1.45	1.04
Total income from investment operations	3.31	1.25	0.79
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gains	(0.43)	(3.23)	0.00
Total distributions	(0.43)	(3.23)	0.00
Net asset value, end of period	$ 16.50	$ 13.62	$ 15.60

Total return +	24.92%	8.42%	5.33%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 31,562	$ 20,381	$ 14,651
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.43%	1.82%	2.10%
After advisory fee waivers^	1.43%	1.82%	2.10%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.86)%	(1.39)%	(1.85)%
After advisory fee waivers^	(0.86)%	(1.39)%	(1.85)%
Portfolio turnover rate	214%	237%	197%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Dunham Emerging Markets Stock Fund
	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2007	2006	2005*

Net asset value, beginning of period	$ 19.07	$ 17.03	$ 13.93
Income from investment operations:
Net investment income (loss)**	(0.06)	0.00	0.00
Net realized and unrealized gain	9.31	5.17	3.10
Total income from investment operations	9.25	5.17	3.10
Less distributions:
Distributions from net investment income	(0.35)	(0.20)	0.00
Distributions from net realized gains	(3.14)	(2.93)	0.00
Total distributions	(3.49)	(3.13)	0.00
Net asset value, end of period	$ 24.83	$ 19.07	$ 17.03

Total return +	55.66%	34.20%	22.25%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 23,492	$ 14,320	$ 9,898
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.58%	2.37%	2.94%
After advisory fee waivers^	2.28%	2.27%	2.94%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.57)%	(0.11)%	0.03%
After advisory fee waivers^	(0.27)%	(0.01)%	0.03%
Portfolio turnover rate	92%	73%	65%

*All Class N shares commenced operations on December 10, 2004.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.

  +Assumes reinvestment of all dividends and distributions, if any.  Aggregate (not annualized) total return is shown for any

 period shorter than one year.  Total   return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

Privacy Policy

Privacy Statement

The Funds recognize and respect the privacy of each of their investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral electronic or telephonic communications, and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

For More Information

You may obtain the following and other information regarding the Funds free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Funds provides more details about the Funds’ policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Funds provide the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Funds or to request additional information about the Funds, please contact us.

By Telephone:

1-800-442-4358

By Mail:

Dunham Funds

c/o Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309

San Diego, CA 92191

Website:

www.dunham.com

Through the SEC:

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Manager Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191	Fund Administrator Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788	Distributor Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191
Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street Omaha, NE 68137	Custodian Citibank, N.A. One Samson Street, 25th Floor San Francisco, CA 94104	Fund Counsel Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202

Investment Company Act File Number 811-22153

666004.4

DUNHAM FUNDS

STATEMENT OF ADDITIONAL INFORMATION

March 4, 2008

Dunham Corporate/Government Bond Fund
Dunham High-Yield Bond Fund
Dunham Appreciation & Income Fund
Dunham Large Cap Value Fund
Dunham Real Estate Stock Fund
Dunham International Stock Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Small Cap Growth Fund
Dunham Emerging Markets Stock Fund

(each a “Fund” and collectively the “Funds”)

This Statement of Additional Information (“SAI”) is not a Prospectus. Investors should understand that this Statement of Additional Information should be read in conjunction with the Funds’ Class A, Class N or Class C Prospectus, each dated March 4, 2008.

To obtain a free copy of each Prospectus or an annual report, please call the Funds at 1-888-3DUNHAM (338-6426) or by writing to Dunham Fund, c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite #2, Omaha, NE 68137.

General Information and History

   2

Investment Restrictions

   3

Description of Securities, Other Investment Policies

     and Risk Considerations

   5

Disclosure of Portfolio Holdings

 27

Management of the Trust

 29

Principal Holders of Securities

 34

Investment Management and Other Services

 34

Affiliations and Control of the Adviser and Other Service Providers

 36

Administrator

 36

Custodian

 37

Transfer Agent Services

 38

Distribution of Shares

 38

Code of Ethics

 40

Proxy Voting Policies and Procedures

 40

Portfolio Managers

 40

Brokerage Allocation and Other Practices

 49

Determination of Net Asset Value

 51

How to Buy and Sell Shares

 52

Taxes

 53

Organization of the Trust

 56

Independent Registered Public Accounting Firm

 56

Legal Matters

 56

Financial Statements

 56

Appendix A - Ratings

 57

Appendix B – Proxy Voting

 61

For more information on the Dunham Funds, including charges and expenses, call the Funds at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, commonly known as a “mutual fund,” and sells and redeems shares every day that it is open for business. The Trust was organized as a Delaware business trust by a Declaration of Trust filed November 28, 2007, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”).  Each Fund represents a separate series of beneficial interest in the Trust having different investment objectives, investment restrictions, investment programs and investment advisers’ policies.

On March 3, 2008, the Trust completed a tax-free reorganization with the AdvisorOne Funds (the “Predecessor Trust”).  Prior to the reorganization, each Fund was a series of the Predecessor Trust (the “Predecessor Funds”).  Information in the SAI, including fees and expenses, includes information of the Predecessor Funds because each Fund is the successor to the corresponding Predecessor Fund.

This Statement of Additional Information deals solely with the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund and Dunham Emerging Markets Stock Fund.  As of the date of this SAI, these are all of the series of the Trust.

The Dunham Real Estate Stock Fund is a non-diversified fund within the meaning of the 1940 Act. The remaining Funds are diversified funds within the meaning of the 1940 Act.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever a policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

A Fund’s fundamental investment policies and limitations may be changed only with the consent of a “majority of the outstanding voting securities” of the particular Fund. As used in this Statement of Additional Information, the term “majority of the outstanding voting securities” means the lesser of: (1) 67% of the shares of a Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental investment policies of that Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS OF THE FUNDS.

A Fund will not:

(1) Purchase securities on margin, except a Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

(2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(3) Borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, each Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4) Purchase or sell real estate, or physical commodities, or commodities contracts, except that each Fund may (i) purchase marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts; (ii) purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts; and (iii) enter into financial futures contracts and options thereon. Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund’s ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

(5) Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with each Fund’s investment objective, policies and restrictions.

(6) Make loans, except that each Fund in accordance with that Fund’s investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of that Fund’s total assets.

(7) Make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized (this does not apply to the Dunham Real Estate Stock Fund which is a non-diversified fund).

(8) The Dunham Real Estate Stock Fund will invest at least 25% of its total assets in the real estate industry.  The remaining Funds will not invest 25% or ore of the value of their respective assets in any one industry or group of industries.

In applying investment limitation (8), each Fund uses the industry groups employed in the North American Industry Classification System (“NAICS”). This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

A Fund may not:

(1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2) Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or exemptive relief granted by the Securities and Exchange Commission (“SEC”). Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

(3) Invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

(4) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. Each Fund may invest without limitation in restricted securities provided such securities are considered to be liquid.  Liquidity determinations are made by the applicable sub-adviser in accordance with policies adopted by the Board of Trustees and such determinations are monitored by the Board of Trustees.  If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

(5) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of instruments in which a Fund may invest, strategies the Adviser may employ in pursuit of a Fund’s investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives.

ADJUSTABLE RATE SECURITIES. Each Fund may invest in adjustable rate securities (i.e., variable rate and floating rate instruments) which are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW-INVESTMENT-GRADE DEBT SECURITIES. Certain of the Funds may invest in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Sub-Adviser to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P’s and Moody’s descriptions of their bond ratings are contained in the Appendix to this SAI.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Sub-Adviser continuously monitors the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund’s investment objective may be more dependent on the Sub-Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Sub-Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Sub-Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES. The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COLLATERALIZED MORTGAGE OBLIGATIONS. Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

COMMERCIAL PAPER. Certain Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for each Fund.

The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Fund’s Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Fund will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation’s capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security’s value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios’ objectives.

DEALER (OVER-THE-COUNTER) OPTIONS. Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds’ net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute “derivatives” transactions. See “Derivatives”, above.

Each of the Equity Funds may invest in issuers domiciled in “emerging markets,” those countries determined by the respective Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Sub-Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometime defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, which are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

FOREIGN FUTURES AND OPTIONS. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

FUTURES CONTRACTS. Transactions in Futures.  Each Fund may enter into futures contracts, including stock index, interest rate and currency futures (“futures or futures contracts”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Stock index futures contracts may be used to provide a hedge for a portion of the Fund’s portfolio, as a cash management tool, or as an efficient way for the Sub-Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Fund may, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund’s portfolio successfully, the Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

A Fund will enter into futures contracts, which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

LIQUIDITY. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions, which would operate to terminate the Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under “Special Risks of Transactions in Options on Futures Contracts.” In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Sub-Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Sub-Adviser believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

WRITING COVERED CALL OPTIONS. Each Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Sub-Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

Each Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the ‘“covered” option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which the Fund holds a covered call position.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which the Fund has written, expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be “pledged” as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Sub-Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING COVERED PUT OPTIONS. Each Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Sub-Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

PURCHASING CALL OPTIONS. Each Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

PURCHASING PUT OPTIONS. Each Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

Each Fund may purchase a put option on an underlying security or currency (a “protective put”) owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Sub-Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under “Special Risks of Transactions on Futures Contracts” are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

REGULATORY LIMITATIONS. A Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

A Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those portions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Board of Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

A Fund's use of futures contracts may result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other appropriate liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, each Fund would comply with such new restrictions.

FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS. Each Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts and may result in the Fund entering into straddles.

Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Each Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. The Fund’s use of such contracts would include, but not be limited to, the following: First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Sub-Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter the Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID OR RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

INSURED BANK OBLIGATIONS. The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. A Fund may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund’s policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund (except the Dunham Real Estate Stock Fund) limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry (see each Fund’s investment limitations). For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MATURITY OF DEBT SECURITIES. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

RESETS. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

OTHER INVESTMENT COMPANIES. The Funds may invest in an underlying portfolio of Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds, which involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

EXCHANGE TRADED FUNDS. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

OPEN-END INVESTMENT COMPANIES. The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 10% of a Fund's assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Manager determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Manager. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

CLOSED-END INVESTMENT COMPANIES. The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the Financial Industry Regulatory Authority (commonly known as “FINRA”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

MASTER/FEEDER STRUCTURE. Notwithstanding these limitations, each Fund reserves the right to convert to a “master/feeder” structure at a future date. If the Board approved the use of a master-feeder structure for a particular Fund, the Fund (the “feeder” fund) would invest all of its investable assets in an open-end management investment company (the “master” fund) with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund's investable assets” means that the only investment securities that would be held by the Fund would be the Fund's interest in the master fund. Under such a structure, one or more “feeder” funds, such as the Funds, invest all of their assets in a “master” fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.

THE PORTFOLIO. All investors in a Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses.

The Portfolio does not sell its shares directly to members of the general public. Other investors in Portfolios, such as other investment companies, that might sell their shares to the public are not required to sell their shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders in other investment companies that invest in the Portfolios.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. A Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio. For example, if the Portfolio has a large investor other than the Fund that redeems its interest, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, other investors holding a majority interest in the Portfolio could have voting control of the Portfolio.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a smaller, less diversified portfolio of investments for the Fund. This could in turn increase the Fund's expense ratio, and result in lower returns for the Fund's investors. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the “underlying security”) and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Funds will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SHORT SALES. The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

STRUCTURED PRODUCTS. Each Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices—Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

Each Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the Investment Company Act of 1940. As a result, the Fund’s investments in these structured products may be limited by the restrictions contained in the Investment Company Act of 1940. Structured products are typically sold in private placement transactions, and there currently may not be active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

SWAP AGREEMENTS. Each of the Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

SYNTHETIC CONVERTIBLE SECURITIES. The Funds may create a “synthetic” convertible security by combining fixed income securities with the right to acquire equity securities.  In creating a synthetic security, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.  Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security.  Although synthetic convertible securities may be selected where the two components are issued by a single issuer, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund’s investment objective.  A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately.  For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.  The Convertible Fund’s holdings of synthetic convertible securities are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost.  Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

The Funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes.  Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

WARRANTS. Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES. Each Fund may, from time to time, purchase securities on a “when-issued” or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities.

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association (“GNMA”), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, each Sub-Adviser may temporarily use a different investment strategy for the respective Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities. This could affect a Fund’s performance and the Fund might not achieve its investment objectives.

PORTFOLIO TURNOVER RATE

Some Funds may engage in a high level of trading in seeking to achieve their investment objectives.  Information regarding each Fund's portfolio turnover rate is available in the Financial Highlights section of the Prospectus.   The portfolio turnover rate for a Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund’s portfolio are replaced in a one-year period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption or shares.  A Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than sixty days after the end of each quarter/semi-annual period, each Fund will make available a complete schedule of its portfolio holdings as of the last day of the quarter/semi-annual period.  Each Fund files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current.  Each filing discloses the Fund’s portfolio holdings as of the end of the applicable quarter.

Other than to rating agencies and service providers, as described below, a Fund does not selectively disclose its portfolio holdings to any person.   In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Adviser and Sub-Advisers.  Personnel of the Adviser and Sub-Advisers, including personnel responsible for managing each Fund’s portfolio, may have full daily access to the Fund’s portfolio holdings because that information is necessary in order for the Adviser and Sub-Adviser to provide its management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser’s and each Sub-Adviser’s personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for each Fund.

•

Citibank, N.A. Citibank, N.A. is the custodian for the Dunham Funds; therefore, its personnel and agents have full daily access to each Fund’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for each Fund.

•

Briggs, Bunting & Dougherty, LLP.  Briggs, Bunting & Dougherty, LLP is the independent registered public accounting firm for the Dunham Funds; therefore, its personnel and agents receive information regarding each Fund’s portfolio holdings as needed with no time lag in order to provide the agreed upon services for each Fund.

•

Thompson Hine LLP.  Thompson Hine LLP is independent legal counsel to the Trust; therefore, its personnel and agents may receive information regarding each Fund’s portfolio holdings as needed with no time lag to perform the agreed upon services.

•

Rating Agencies.  Morningstar, Lipper and other mutual fund rating agencies may also receive each Fund’s full portfolio holdings, generally quarterly on a 60-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

•

Funds’ Website (www.dunham.com).  The Dunham Funds release quarterly fact sheets which are posted on the Funds’ website and include top ten holdings.  These fact sheets are posted no sooner than ten days after the relevant calendar quarter end.

The Funds' Chief Compliance Officer, or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Trustees and Officers

Because Dunham Funds is a Delaware business trust, there are Trustees appointed to oversee the Trust. These Trustees are responsible for overseeing the services provided by the Adviser and the general operations of the Trust. These responsibilities include approving the arrangements with companies that provide necessary services to the Funds, ensuring the Funds’ compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders.  The Trustees oversee each portfolio in the Dunham Funds.  None of the Trustees or Officers holds public directorships.  The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations.

MANAGEMENT TABLE

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is considered an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name.   Unless otherwise noted, the address of each Trustee and Officer is 10251 Vista Sorrento Parkway, Suite 200 San Diego, CA 92121

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served ^	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships

Non-Interested Trustees
Timothy M. Considine 1501 Fifth Ave., Ste. 400, San Diego, CA 92101 Age: 67	Trustee	Since January 2008	Accountant, Considine & Considine (certified public accountant), 1960- present.	10	HomeFed Corp., 1992-present
Henry R. Goldstein 3403 S. Race St. Englewood, CO 80113 Age: 77	Trustee	Since January 2008	Independent Contractor, RBC Daniels (financial services company for telecom industry), 2007-present; Managing Director, Daniels & Associates (financial services company for telecom industry), 1998- 2006.	10	None
Paul A. Rosinack c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite #2, Omaha, NE 68137 Age: 61	Trustee	Since January 2008	President/ Chief Executive Officer / Director, Qualigen, Inc., (manufacturer of medical products and equipment) 2003- present; Consultant, Self-employed (strategic planning, operational efficiencies, corporate partnerships for human, animal health and biotech industries) 1/2003-1/2004; President/ CEO/ Director, Synbiotics Corp. (veterinary diagnostic products), 1996-2002.	10	None
Interested Trustees and Officers
Jeffrey A. Dunham 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 46	Trustee, Chairman of Board, President & Principal Executive Officer	1 Year / Since January 2008	Chief Executive Officer, Dunham & Associates Investment Counsel, Inc., (investment advisory firm), 1985-present; Chief Executive Officer, Dunham & Associates Holdings, Inc. (holding company), 1985-present; Chief Executive Officer, Dunham & Associates Securities, Inc. (registered investment advisor, broker-dealer and distributor for mutual funds), 1985-present; Chief Executive Officer, Asset Managers, Inc. (general partner for various limited partners), 1985-present Chairman and Chief Executive Officer, Dunham Trust Company, 1985-present.	10	None
Denise S. Iverson 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 48	Treasurer & Principal Financial Officer	1 Year / Since January 2008

Chief Financial Officer, Dunham & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 1999-present; Chief Financial Officer, Dunham & Associates Holdings, Inc. (holding company), 1999-present; Chief Financial Officer, Dunham & Associates Securities, Inc. (registered investment advisor, broker-dealer and distributor for mutual funds), 1999-present; Chief Financial Officer, Asset Managers, Inc. (general partner for various limited partners), 1999-present; Chief Financial Officer and Director, Dunham Trust Company, 1999-present.

				N/A	N/A
Hilarey M. Findeisen 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 37	Secretary	1 Year / Since January 2008	Director of Operations, Dunham & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 1994- to present.	N/A	N/A
Michael J. Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Age: 57	Chief Compliance Officer	1 Year/ Since January 2008

President, Fund Compliance Services, LLC, 2006-present;  Compliance Services Officer, Northstar Financial Services, LLC, 2006-January 2008; Chief Operating Officer , Fund Compliance Services, LLC, 2004–2006; President and Manager, Gemini Fund Services, LLC, 2004-2006; Director of Constellation Trust Company, [_____]- present.

				N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 45	Assistant Secretary	1 Year / Since January 2008

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-present); Vice President, Fund Compliance Services, LLC; (2003 – present); In-house Counsel, The Dreyfus Funds (1999 – 2003).

				N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 37	Assistant Treasurer	1 Year / Since January 2008	Vice President (2004- present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
James Kearny 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 49	Assistant Chief Compliance Officer	1 Year / Since January 2008

Chief Compliance Officer, Dunham  & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 2006-present; Head of Advisory Compliance, ING/FNIC (broker-dealer, registered investment adviser), 2005-2006; Director of Compliance, TBG Financial (broker-dealer, non-qualified corporate-owned life insurance) 2003-2004;  Chief Operating Officer and Chief Compliance Officer, Canterbury Capital (broker-dealer, registered investment adviser), 1998-2003.

				N/A	N/A

^  Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified.  Officers of the Trust are elected annually.

The Board of Trustees has an Audit Committee and a Nominating Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Funds’ financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of each Fund’s accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Audit Committee. The Nominating Committee reviews and nominates candidates to serve as non-interested Trustees. The Nominating Committee generally will not consider nominees recommended by shareholders of a Fund.

COMPENSATION OF TRUSTEES

The Trust pays each Trustee of the Trust who is not an interested person an aggregate quarterly fee of $2,500. The cost is allocated among the Funds in accordance with a formula that takes into account the Advisers involved and the overall asset size of each affected Fund. Committee meetings occurring on the same day as a Board meeting will not be compensated. Stand-alone Committee meetings will be compensated at the rate of $500 total for in-person meetings and $250 total for telephone meetings.  The Trust also reimburses each Trustee for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust.

The following table sets forth information regarding the aggregate compensation estimated to be received by the Independent Trustees from the Trust for the year ending October 31, 2008.

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Estimated Accrued as Part of Trust Expense	Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid To Trustees
Timothy M. Considine	$8,000	N/A	N/A	$8,000
Henry R. Goldstein	$8,000	N/A	N/A	$8,000
Paul A. Rosinack	$8,000	N/A	N/A	$8,000

The Trustees serve on the Board for terms of indefinite duration.  A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Share Ownership. Information relating to share ownership by each Trustee of the Trust as of December 31, 2007 is set forth in the chart below:

Trustees	Aggregate Dollar Range of Equity In The Trust	Aggregate Dollar Range of Securities In All Registered Funds Overseen by Trustee In Dunham Funds
Interested Trustee:
Jeffrey A. Dunham	Over $100,000	Over $100,000
Non-Interested Trustees:
Timothy M. Considine	None	None
Henry R. Goldstein	Over $100,000	Over $100,000
Paul A. Rosinack	Over $100,000	Over $100,000

PRINCIPAL HOLDERS OF SECURITIES

As of February 15, 2008, there were the following shareholders were beneficial owners of 5% or more of the outstanding shares of the Funds:

Dunham Trust Company 4777 Caughlin Parkway Reno, NV 89519	Holds the following percentages:
Dunham Large Cap Growth Fund- Class N	99.03%
Dunham Large Cap Growth Fund- Class C	87.07%
Dunham High Yield Bond Fund- Class N	99.95%
Dunham High Yield Bond Fund- Class C	47.37%
Dunham Corporate/Government Bond- Class N	99.70%
Dunham Corporate/Government Bond- Class C	91.16%
Dunham Appreciation & Income Fund- Class N	99.76%
Dunham Appreciation & Income Fund- Class C	88.91%
Dunham Large Cap Value Fund- Class N	99.82%
Dunham Large Cap Value Fund- Class C	87.71%
Dunham International Stock Fund- Class N	99.87%
Dunham International Stock Fund- Class C	89.26%
Dunham Small Cap Value Fund- Class N	99.74%
Dunham Small Cap Value Fund- Class C	87.98%
Dunham Small Cap Growth Fund- Class N	99.76%
Dunham Small Cap Growth Fund- Class C	82.33%
Dunham Emerging Markets Stock Fund- Class N	99.64%
Dunham Emerging Markets Stock Fund- Class C	86.49%
Dunham Real Estate Stock Fund- Class N	99.60%
Dunham Real Estate Stock Fund- Class C	87.73%

DUNHAM APPRECIATION & INCOME	% SHARES
SCHWAB	9.56%
NFSC, PO BOX 252,STANTON TN 38069	17.15%
NFSC, 4260 MINDEN,MEMPHIS TN 38117	9.34%
NFSC, FBO MARYLYN B THOMPSON 8591 SYCAMORE TRAIL, GERMANTOWN TN 38139	6.35%
NFSC E/O EVELYN H PERRY,177 N HIGHLAND ST, APT 1005, MEMPHIS TN 38111	9.60%
NFSC,177 N HIGHLAND ST APT 1005, MEMPHIS TN 38111	9.60%
NFSC, M H SHORT, P MANNSUCC JR TTEE U/A 11/04/1991, PO BOX 156 BROWNSVILLE TN 38012	9.66%
NFSC, FBO WILLIAM B BURROW IRA R/O 7615 CROSS VILLAGE, GERMANTOWN TN 38138	8.65%

DUNHAM LARGE CAP VALUE	% SHARES
SCHWAB	6.42%
NFSC, 699 NORTH EVERGREEN, MEMPHIS TN 38107	12.75%
NFSC, PO BOX 252, STANTON TN 38069	24.28%
NFSC, 4260 MINDEN, MEMPHIS TN 38117	20.78%
NFSC, FBO JUDITH W DOMINICK 1644 HOGBACK MOUNTAIN RD, TRYON NC 28782	6.79%

DUNHAM HIGH YIELD BOND	% SHARES
GUILLERMO BENAVIDES P.O. BOX 2052 JERSEY CITY NJ 07303-9998	13.66% 13.66% 13.66% 15.88%
NFSC HUGH H BOSWORTH RESIDUARY TRUST DTD 6/1/96 4260 MINDEN MEMPHIS TN 38117	21.20%
NFSC JEAN D RICHARDSON 323 DOGWOOD TRL TRYON NC 28782-2543	5.51%

CORP/GOV’T BOND	% SHARES
NFSC JEAN D RICHARDSON 323 DOGWOOD TRL TRYON NC 28782-2543	37.77%
NFSC 1326 E LAKESHOREDR LANDRUM SC 29356	10.94%
NFSC FBO LYNNE-CORRINE VOLKWIJN 195 UNDERHILL AVE APT 6D BROOKLY NY 11238-5127	7.27%
NFS LLC FEBO 1644 HOGBACK MOUNTAIN RD TRYON NC 28782-3200	18.35%

REAL ESTATE STOCK	% SHARES
GUILLERMO BENAVIDES P.O. BOX 2052 JERSEY CITY NJ 07303-9998	20.67 20.67 20.67 20.67
PENSION FINANCIAL SER 1700 PACIFIC AVENUE SUITE 1400 DALLAS TX 75201	5.53%

DUNHAM LARGE CAP VALUE	% SHARES
IRA FBO JAY F KUBICK PO BOX 2052 JERSEY CITY, NJ 07303-9998	16.70%
IRA FBO MICHAEL M BO PO BOX 2052 JERSEY CITY, NJ 07303-9998	13.54%
IRA FBO GLADYS J KUB PO BOX 2052 JERSEY CITY, NJ 07303-9998	6.81%
PERSHING LLC JERSEY CITY, NJ 07303-9998	5.41%
FISHER REV LIV TRUST PO BOX 2052 JERSEY CITY, NJ 07303-9998	13.00%

DUNHAM EMERGING MARKETS	% SHARES
IRA FBO KAREN L ROGE PO BOX 2052 JERSEY CITY, NJ 07303-9998	5.89%
SCHWAB	28.66%
CORPORATE MARKETING PO BOX 2052 JERSEY CITY, NJ 07303-9998	15.09%
PERSHING LLC JERSEY CITY, NJ 07303-9998	6.27%

SMALL CAP GROWTH	% SHARES
NFSC JUDITH L SACCO 15 MERIAM ST LEXINGTON MA 02420	41.72%
NFSC FBO SAMUEL W TISHLER 6003 CLAM BAYOU LN SANIBEL FL 33957	31.18%
PERSHING LLC JERSEY CITY, NJ 07303-9998	6.87%

INT’L STOCK	% SHARES
SCHWAB	28.79%
IRA FBO JAY F KUBICK, PO BOX 2052, JERSEY CITY, NJ 07303-9998	7.55%
IRA FBO MICHAEL M BO, PO BOX 2052 JERSEY CITY, NJ 07303-9998	6.29%
FERRIS, BAKER WATTS, INC, 4616 HAGEN DRIVE, VIRGINIA BCH VA 23462-4515	5.64%
AMERITRADE INC. PO BOX 2226 OMAHA NE 68103-2226	5.87% 5.87% 5.87%
IRA FBO BRIAN DYER, PO BOX 2052 JERSEY CITY, NJ 07303-9998	8.71%

SMALL CAP VALUE	% SHARES
GUTER, ANN MAFALDA, 401 WINDOVER COURT, VIENNA, VA 22180	13.70%
IRA FBO WILLIAM R MA, PO BOX 2052 JERSEY CITY, NJ 07303-9998	8.61%
IRA FBO CHARLES N WO, PO BOX 2052 JERSEY CITY, NJ 07303-9998	8.84%
GRAND LODGE OF TENNE, PO BOX 2052 JERSEY CITY, NJ 07303-9998	28.56%
PENSION FINANCIAL SER, 1700 PACIFIC AVENUE, SUITE 1400, DALLAS TX 75201	13.39%
PERSHING LLC, JERSEY CITY, NJ 07303-9998	26.90%

SMALL CAP GROWTH	% SHARES
FRANK SCHIPPER CONTRUCTION CO 336 FOURTH AVE PITTSBURGH PA 15222	7.11%
MG TRUST COMPANY CUST. FBO SYNBIOTICS CORPORATION 700 17TH STREET DENVER CO 80202	5.44%

LARGE CAP GROWTH	% SHARES
MG TRUST COMPANY CUST. FBO SYNBIOTICS CORPORATION 700 17TH STREET DENVER CO 80202	5.41%

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.  As of  December 31, 2007, the Trustees and officers as a group owned less than 1% of the outstanding shares.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

The Investment Adviser of the Funds is Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), 10251 Vista Sorrento Parkway, Suite 200, San Diego, California, 92121. Pursuant to the Investment Management Agreement with the Funds (the “Advisory Agreement”), Dunham & Associates, subject to the supervision of the Trustees and in conformity with the stated policies of the Funds, manages the operations of the Funds and reviews the performance of the Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts. The Advisory Agreement was most recently approved by the Board of Trustees of the Trust, including by a majority of the non-interested Trustees at a meeting held on [September 23, 2004].

The Adviser and the Predecessor Trust have obtained an exemptive order (the “Order”) from the Securities and Exchange Commission that permits the Adviser to enter into sub-advisory agreements with Sub-Advisers without obtaining shareholder approval.  The Adviser, subject to the review and approval of the Board of Trustees of the Funds, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  The Trust may rely on the Order provided the Funds are managed b the Adviser and other conditions are met.

The Order also permits the Adviser, subject to the approval of the Trustees, to replace sub-advisers or amend sub-advisory agreements without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust on behalf of each Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee, as approved by Shareholders at the Predecessor Trust’s Shareholder meeting held on June 23, 2006. Effective September 1, 2007, each Fund’s Sub-Adviser is compensated based on its performance and each sub-advisory agreement is a fulcrum fee arrangement, as follows:

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Corporate/Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	1.15% – 1.45%	0.65%	0.50% - 0.80%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

All of the above sub-advisory fees are within the limits of the following negotiable sub-advisory fee ranges pre-approved by shareholders of each Fund at the August 26, 2005 shareholder meeting:

Fund:	Pre-Approved Negotiable Range of Sub-Advisory Fees
Dunham Corporate/Government Bond Fund	0% - 0.70%
Dunham High-Yield Bond Fund	N/A
Dunham Appreciation & Income Fund	0% - 1.50%
Dunham Large Cap Value Fund	0% - 1.00%
Dunham Real Estate Stock Fund	0% - 1.00%
Dunham International Stock Fund	0% - 1.00%
Dunham Small Cap Value Fund	0% - 1.50%
Dunham Large Cap Growth Fund	0% - 1.10%
Dunham Small Cap Growth Fund	0% - 1.30%
Dunham Emerging Markets Stock Fund	0% - 1.20%

 The following table shows the amount of management fees incurred by each Fund to the Adviser and Sub-Adviser for the fiscal year ended October 31, 2007.

FUND	FEES EARNED BY THE ADVISER	ADVISORY FEES WAIVED	NET FEES EARNED BY THE ADVISER	FEES EARNED BY SUB-ADVISER	SUB-ADVISORY FEES WAIVED	NET FEES EARNED BY SUB-ADVISER*
Dunham Corporate/ Government Bond Fund	318,296	0	318,296	73,735	18,205	55,530
Dunham High-Yield Bond Fund	291,655	0	291,655	127,471	0	127,471
Dunham Appreciation & Income Fund	201,206	0	201,206	215,489	0	215,489
Dunham Large Cap Value Fund	316,619	0	316,619	124,572	0	124,572
Dunham Real Estate Stock Fund	85,345	0	85,345	26,260	26,260	0
Dunham International Stock Fund	284,410	0	284,410	225,714	0	225,714
Dunham Small Cap Value Fund	181,714	0	181,714	356,843	42,826	314,017
Dunham Large Cap Growth Fund	378,343	0	378,343	190,500	85,266	105,234
Dunham Small Cap Growth Fund	197,576	0	197,576	64,072	0	64,072
Dunham Emerging Markets Stock Fund	141,428	0	141,428	207,885	65,274	142,611

The following table shows the amount of management fees incurred by each Fund to the Adviser and Sub-Adviser for the fiscal year ended October 31, 2006.

FUND	FEES EARNED BY THE ADVISER	ADVISORY FEES WAIVED	NET FEES EARNED BY THE ADVISER	FEES EARNED BY SUB-ADVISER	SUB-ADVISORY FEES WAIVED	NET FEES EARNED BY SUB-ADVISER*
Dunham Corporate/ Government Bond Fund	215,518	7,948	207,570	111,242	7,562	103,680
Dunham High-Yield Bond Fund	111,350	0	111,350	68,883	0	68,883
Dunham Appreciation & Income Fund	135,547	0	135,547	134,958	0	134,958
Dunham Large Cap Value Fund	234,227	16,243	217,984	103,165	0	103,165
Dunham Real Estate Stock Fund	65,601	0	65,601	39,234	7,485	31,749
Dunham International Stock Fund	183,659	0	183,659	168,579	0	168,579
Dunham Small Cap Value Fund	128,082	24,374	103,708	112,691	17,548	95,143
Dunham Large Cap Growth Fund	258,639	74,072	184,567	156,449	33,000	123,449
Dunham Small Cap Growth Fund	142,415	0	142,415	92,966	0	92,966
Dunham Emerging Markets Stock Fund	98,206	0	98,206	74,477	16,175	58,302

* Because of the Fulcrum fee methodology in place for the Funds, all Funds accrued sub-advisory fees over the first year and pay them out at the end of the year; however, the Funds will pay out the base fee  portion of the sub-advisory fee each month during the first year.  For all but the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, and Dunham International Fund,  the base fee is zero.

Subject to the supervision and direction of the Adviser and, ultimately, the Trustees, each Sub-Adviser manages the securities held by the Fund it serves in accordance with the Fund’s stated investment objectives and policies, makes investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund.  The fee paid to each Sub-Adviser is governed by each Fund’s respective Sub-Advisory Agreement.  Each Fund pays its respective Sub-Adviser directly pursuant to a fulcrum fee arrangement.

Expenses not expressly assumed by the Adviser under the Advisory Agreement or by the Distributor under the Distribution Agreement are paid by the Trust.  Expenses incurred by a Fund are allocated among the various Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust’s Board of Trustees. The fees payable to each Sub-Adviser pursuant to the Sub-Advisory Agreements between each Sub-Adviser and Dunham & Associates with respect to the Funds are paid by Dunham & Associates. Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

Each Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). Each Sub-Advisory Agreement may be terminated by the Trust, Dunham & Associates, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Sub-Adviser, or by the Sub-Adviser upon at least 60 days’ written notice. Each Sub-Advisory Agreement provides that it will continue in effect for a period of more than one year from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

Process for Selection and Oversight of Sub-Advisers: To select Sub-Advisers to present to the Fund’s Board of Trustees (the “Board”), the Adviser analyzes both quantitative and qualitative factors.

Quantitative Criteria:  A review of the money manager’s:  (1) absolute and relative performance; (2) performance in rising markets; (3) performance and falling markets; (4) risk-adjusted performance; and (5) assets under management.

Qualitative Factors: After identifying a group of money managers on a quantitative basis, interviews are conducted with members of each firm’s senior management team. Each firm’s industry background and history is examined and their Federal Form ADV is carefully scrutinized to ascertain the manager’s organizational structure, investment practices, and compliances with securities regulations. Qualitative criteria utilized may include, among other factors, a review of the manager’s: (1) professional staff; (2) investment philosophy; (3) decision making process; (4) research and trading capabilities; (5) operations and systems capabilities;  (6) communications and reporting skills; and (7) organizational stability; and (8) overall reputation in the industry.

Process for Monitoring Performance: Fund performance is monitored on a regular basis by the Trust largely utilizing the quantitative factors listed above. On a quarterly basis, each Fund’s performance is provided to the Board, and on an annual basis, the Company arranges for each Fund’s Sub-Adviser to appear before the Board to present the Fund’s overall performance for the year.

Process for Overseeing Compliance With Fund Investment Policies and Restrictions: The Trust’s Chief Compliance Officer is responsible for overseeing compliance be the Fund’s Service Providers with the Fund’s investment policies and restrictions.  The Trustees receive quarterly reports from Sub- Advisers to the Fund respecting commissions on portfolio transactions, soft dollar arrangements and best execution procedures.

AFFILIATIONS AND CONTROL OF THE ADVISER AND OTHER SERVICE PROVIDERS

Dunham & Associates Investment Counsel, Inc., the investment adviser for the Funds also serves as the Distributor to the Funds.  Gemini Fund Services, LLC, a wholly owned subsidiary of NorthStar Financial Services Group, LLC, a Nevada limited liability company, is the administrator for the Funds.

ADMINISTRATION, FUND ACCOUNTING AND CUSTODY ADMINISTRATION SERVICES

The Administrator for the Funds is Gemini Fund Services, LLC, (the “Administrator”), which has its principal office at the 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Administration Services.  Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board of Trustees at a meeting held on September 23, 2004.  The Agreement shall remain in effect for three years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and the Prospectuses.

For the Administration services rendered to the Funds by the Administrator, the Funds pays the Administrator a minimum fee of $400,000 per year or 10 basis points (0.10%) on assets up to $250 million, 8 basis points (0.08%) on assets greater than $250 million and less than $500 million, and five basis points (0.05%) on assets greater than $500 million. These fees were subject to a 10% discount in the first two years of operation of the Funds.  The Funds also pay the Administrator for any out-of-pocket expenses.  Each of the following Funds accrued the following amounts in administrative fees for the fiscal years ended October 31, 2005, October 31, 2006, and October 31, 2007:

FUND	ADMINISTRATION FEES
	October 31, 2005*	October 31, 2006	October 31, 2007
Dunham Corporate/Government Bond Fund	50,605	59,620	67,486
Dunham High-Yield Bond Fund	6,131	25,294	48,000
Dunham Appreciation & Income Fund	25,250	30,188	31,286
Dunham Large Cap Value Fund	45,537	45,294	50,179
Dunham Real Estate Stock Fund	13,510	14,053	13,027
Dunham International Stock Fund	29,960	40,410	44,981
Dunham Small Cap Value Fund	24,731	29,028	29,307
Dunham Large Cap Growth Fund	44,381	53,044	60,860
Dunham Small Cap Growth Fund	26,948	31,834	30,787
Dunham Emerging Markets Stock Fund	18,081	21,215	22,613

*All Funds commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.

Fund Accounting Services. The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds pursuant to the Fund Accounting Service Agreement, the Funds pay the Fund Accountant a minimum fee of $300,000 or 5 basis points (0.05%) on assets up to $250 million, 3 basis points (0.03%) on assets greater than $250 million and less than $500 million, and 1 basis point (0.01%) on assets greater than $500 million. These fees are subject to a 20% discount in the first two years of operation of the Funds.  The Funds also pay the Fund Accountant for any out-of-pocket expenses. Each of the following Funds accrued the following amounts in fund accounting fees for the fiscal years ended October 31, 2005, October 31, 2006, and October 31, 2007:

FUND	FUND ACCOUNTING FEES
	October 31, 2005*	October 31, 2006	October 31, 2007
Dunham Corporate/Government Bond Fund	51,391	72,196	83,115
Dunham High-Yield Bond Fund	10,137	31,236	55,419
Dunham Appreciation & Income Fund	20,614	24,853	30,446
Dunham Large Cap Value Fund	32,730	38,681	40,953
Dunham Real Estate Stock Fund	10,339	12,093	12,403
Dunham International Stock Fund	30,235	58,011	79,717
Dunham Small Cap Value Fund	18,789	21,705	23,300
Dunham Large Cap Growth Fund	31,164	37,210	48,554
Dunham Small Cap Growth Fund	20,175	25,160	30,754
Dunham Emerging Markets Stock Fund	31,732	37,715	44,759

*All Funds commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.

CUSTODIAN

Citibank, N.A. serves as the custodian of the Funds assets pursuant to a Custodian Contract by and between Citibank, N.A. and the Funds.  Citibank, N.A. responsibilities include safeguarding and controlling the Funds cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds investments. Pursuant to the Custodian Contract, Citibank, N.A. also provides certain accounting and pricing services to the Funds; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser and Sub-Advisers; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. The Funds may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.  Citibank, N.A principal place of business is 388 Greenwich Street, New York, NY 10013.

TRANSFER AGENT SERVICES

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to written agreements with Funds dated September 23, 2004. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

DISTRIBUTION OF SHARES

Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Distributor”), 10251 Vista Sorrento Parkway, Suite 200, San Diego, CA 92121 is the Fund’s Adviser as well as the Distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds, and the Distributor. Dunham & Associates is a registered broker-dealer and member of the Financial Industry Regulatory Authority Shares of the Funds are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.

For the fiscal years ended October 31, 2007, October 31, 2006, and October 31, 2005, the Distributor received $ 0 and $0 from each Fund for underwriting services.

The following table represents all commissions and other compensation received by the principal underwriter, who is an affiliated person of the Funds, during the fiscal year ended October 31, 2007.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation (1)
Dunham & Associates Investment Counsel, Inc.	None	None	None	None

The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), pursuant to which Class C shares pay the Distributor or other entities compensation accrued daily and payable monthly for distribution services. Class C shares charge Rule 12b-1 fees at the annual rate of 0.75% for the Equity Funds and 0.50% for the Fixed-Income Funds of a Fund’s net assets attributable to said Class C shares.

In addition, the Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan,” together with the 12b-1 Plan, the “Plans”) for each Fund’s Class A and Class C shares,  pursuant to which such Shares pay the Distributor or other entities compensation accrued daily and payable monthly for shareholder services.  Each of Class A and Class C shares charge shareholder servicing fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A and Class C shares.  For the fiscal years ended October 31, 2007, October 31, 2006, and October 31, 2005, each Fund paid the following fees pursuant to the Plans for Class A and Class C shares:

FUND	2007	2006	2005
Dunham Corporate/ Government Bond Fund	77,636	69,403	103,893
Dunham High-Yield Bond Fund	74,546	44,855	6,831
Dunham Appreciation & Income Fund	45,250	36,608	51,760
Dunham Large Cap Value Fund	76,323	66,087	95,431
Dunham Real Estate Stock Fund	25,602	19,856	25,901
Dunham International Stock Fund	76,204	59,044	66,984
Dunham Small Cap Value Fund	45,633	38,890	54,270
Dunham Large Cap Growth Fund	83,854	68,819	91,193
Dunham Small Cap Growth Fund	50,165	42,427	57,174
Dunham Emerging Markets Stock Fund	30,879	23,465	33,959

The Distributor estimates that the amounts paid under the 12b-1 Plan for the fiscal year ended October 31, 2007 was spent in approximately the following ways: (i) $298,741 compensation to broker-dealers; (ii) $113,073 on other relating to marketing, quarterly high-light sheets, investor symposiums, postage, etc.

The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plan, on January 15, 2008. The initial term of each Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority     of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plans (“Plan Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plans. The Plans may be terminated at any time by the Trust or the Funds by vote of a majority of the Plan Trustees or by vote of a majority of the outstanding voting Class C shares of the Trust or the Funds. Each Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Plans, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

The services to be provided under the plans may include, but are not limited to, the following: assistance in the offering and sale of Class A and Class C shares of the Funds and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Plans may not be amended to increase materially the amount of the Distributor’s compensation to be paid by a Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Plan Trustees by votes cast in person at a meeting called for the purpose of voting on a Plan. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plans will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Plan Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the affected Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Plan Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

CODES OF ETHICS

 The Trust, the Adviser, and the Sub-Advisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940.  These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.  In that regard, Fund portfolio managers and other investment personnel must pre-clear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code. Fund portfolio managers and other investment personnel who comply with the Code's pre-clearance and disclosure procedures may be permitted to purchase, sell or hold securities which also may be or are held in a Fund they manage or for which they otherwise provide investment advice.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Fund's respective Sub-Adviser.  The Sub-Advisers will vote such proxies in accordance with their proxy voting policies and procedures.  Each Sub-Adviser's proxy voting policies and procedures are attached as Appendix B to this SAI.

The actual voting records relating to portfolio securities for each Fund during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888 3DUNHAM or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the proxy voting policies and procedures of each Fund's Sub-Adviser are also available by calling 1-888 3DUNHAM and will be sent within three business days of receipt of a request.

PORTFOLIO MANAGERS

The following table lists the number and types of accounts managed by each Portfolio Manager in addition to the Dunham Funds and assets under management in those accounts as of  October 31, 2007:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Albert Gutierrez, CFA, CIO Seneca Capital Management LLC(1)	Dunham Corporate/ Government Bond Fund	1	$95.8	0	$0	241	$12,830	$12,925.8
Richard A. Hocker, CIO PENN Capital Management Co., Inc.	Dunham High-Yield Bond Fund	1	$84	2	$31	32	$495	$610
J. Paulo Silva, CFA PENN Capital Management Co., Inc.	Dunham High-Yield Bond Fund	1	$84	2	$31	32	$495	$610
John P. Calamos, Sr., CIO Calamos® Advisers LLC(2)	Dunham Appreciation & Income Fund	22	$37,335.8	3	$226.1	22,360	$11,382.2	$48,944.2
Nick P. Calamos, CFA Calamos® Advisers LLC(2)	Dunham Appreciation & Income Fund	22	$37,335.8	3	$226.1	22,360	$11,382.2	$48,944.2
Gregory M. Melvin, CFA, CFP C.S. McKee, L.P.	Dunham Large Cap Value Fund	1	$57.0	6	$399.9	362	$7,481.7	$7,938.6
Robert A. McGee, CFA C.S. McKee, L.P.	Dunham Large Cap Value Fund	1	$57.0	6	$399.9	362	$7,481.7	$7,938.6
Robert Zimmer Ten Asset Management, Inc. (3)	Dunham Real Estate Stock Fund	None	$0.0	None	$0.0	23	$783.0	$783.0
John Cuthbertson, Ph.D., CFA Ten Asset Management, Inc. (3)	Dunham Real Estate Stock Fund	None	$0.0	None	$0.0	23	$783.0	$783.0
Benjamin Segal, VP Neuberger Berman Management Inc.	Dunham International Stock Fund	4	$2,860	None	$0.0	9,325	$7,259	$10,119
Kris B. Herrick, CFA Denver Investment Advisors LLC	Dunham Small Cap Value Fund	6	$753.5	None	$0.0	2,066	$792.7	$1546.2
Dean A Graves. CFA Denver Investment Advisors LLC	Dunham Small Cap Value Fund	6	$753.5	None	$0.0	2,066	$792.7	$1546.2
Troy Dayton, CFA Denver Investment Advisors LLC	Dunham Small Cap Value Fund	6	$753.5	None	$0.0	2,066	$792.7	$1546.2
Mark M. Adelmann, CPA, CFA Denver Investment Advisors LLC	Dunham Small Cap Value Fund	6	$753.5	None	$0.0	2,066	$792.7	$1546.2
Derek R. Anguilm, CFA Denver Investment Advisors LLC	Dunham Small Cap Value Fund	6	$753.5	None	$0.0	2,066	$792.7	$1546.2
Maia Babbs Denver Investment Advisors LLC	Dunham Small Cap Value Fund	6	$753.5	None	$0.0	2,066	$792.7	$1546.2
George B. Kauffman Rigel Capital, LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
John Corby Rigel Capital, LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
Linda C. Olson, Rigel Capital, LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
Richard N. Stice, Rigel Capital LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
Jeff L. Schmidt Rigel Capital, LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
Jeffrey B. Kauffman Rigel Capital, LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
Alexander S. Frink Rigel Capital, LLC(2,4)	Dunham Large Cap Growth Fund	2	$207.0	4	$20.0	154	$2,160	$2,387.0
Vinay Ved Pier Capital, LLC(2)	Dunham Small Cap Growth Fund	43	$744.0	1	$55.0	None	$0.0	$799.0
David E. Semple Van Eck Associates Corporation	Dunham Emerging Markets Stock Fund	2	$592.7	None	$0.0	None	$0.0	$592.7

 (1) Seneca employs a team approach in managing its client portfolios.  Albert Gutierrez is the CIO of fixed income and is responsible for oversight and management of all fixed income portfolios. Mr. Gutierrez is responsible for one pooled investment vehicle that has a performance-based fee with a value of $99.0 million.

(2)  Mr. John P. Calamos and Mr. Nick P. Calamos are responsible for one mutual fund with a performance-based fee with a value of $298.6 million and two limited partnerships with a performance-based fee with a total value of $95.2 million. Mr. Kauffman is responsible for one registered investment company account that pays a performance-based fee with a value of $42.0 million and one separate account that pays a performance-based fee with a value of $15.0 million. Mr. Parsons and Mr. Ved are responsible for commingled clients that pay a performance-based fee with a value of $16.7 million.

Conflicts of Interest

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, an Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below for each Portfolio Manager.

SCM Advisors LLC (“SCM”) - SCM has responsibility for managing multiple client accounts and, as such, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, SCM may receive fees from certain client accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts.

SCM and its associates attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, SCM may recommend or cause a client to invest in a security in which another client of SCM has an ownership position.  SCM has adopted certain procedures intended to treat all client accounts in a fair and equitable manner.  In the case where SCM seeks to purchase or sell the same security for multiple client accounts, SCM may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements.  When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order.  When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions.  Each participating account will receive the average share price for the bunched order on the same business day.

PENN Capital Management Co., Inc. (“PENN”) – PENN’s portfolio team, which includes Richard A. Hocker and Paulo J. Silva, consists of 12 portfolio managers, analysts and traders, and works as a team on all managed accounts and commingled funds.  Mr. Hocker and Mr. Silva represent the lead portfolio representatives for the Dunham High Yield Bond Fund.

PENN’s investment team must adhere to policies and procedures adopted by PENN Capital Management Company, Inc. designed to address any potential material conflicts of interest. For example, all accounts within the select investment disciplines managed by PENN’s investment team are managed in the same manner, adhere to specific investment guidelines and do not, absent special circumstances, differentiate from such investment discipline when allocating resources.  Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Calamos Advisors LLC (“Calamos”) -  Because, like most other advisors, Calamos manages a large number of accounts for mutual funds as well as individual investors, the potential for conflicts of interest is present.  Any potential conflicts are not specific to the Dunham Appreciation & Income Fund, but are inherent to the advisory business.

Potential conflicts that could arise include the allocation of investment opportunities and securities purchased among these multiple accounts.  The use of soft dollar research for accounts other than the Dunham Appreciation & Income Fund, even though within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, as amended, may be viewed by some as a potential conflict of interest.  Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients.  Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment adviser.

C.S. McKee, L.P. - Greg Melvin and Bob McGee must adhere to policies and procedures adopted by C.S. McKee L.P. designed to address any potential material conflicts of interest. For instance, all portfolio managers are responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate from such investment discipline when allocating resources.  Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.  C. S. McKee L.P. trades accounts through a block trade and the average share price is pro rated across all accounts provided C.S. McKee L.P. has full discretion.

Ten Asset Management, Inc. - Ten Asset portfolio managers manage other accounts in addition to this Fund. Therefore conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments and the investments of Ten Asset’s other clients. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, Ten Asset has adopted trade allocation and aggregation procedures as well as soft dollar policies designed to address conflicts that may arise in the management of this Fund and its other accounts.

Ten Asset has established trade allocation and aggregation procedures to allocate trades among the Fund and other Ten Asset clients, in the event that the Fund and other Ten Asset clients trade in the same security or other instrument at the same time. If such a situation occurs, Ten Asset has designed these procedures to ensure that both the Fund and Ten Asset’s other clients are treated fairly and equitably.

Neuberger Berman Management Inc. - Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Neuberger Berman has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Denver Investment Advisors LLC – Portfolio managers must adhere to policies and procedures designed to address any potential material conflicts of interest.  For instance, portfolio managers are responsible for all accounts within certain investment disciplines when allocating resources.  Additionally, portfolio managers allocate opportunities among portfolios in a fair and equitable manner.

Denver Investment Advisors LLC (“DenverIA”) has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, DenverIA believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the Fund and its other managed funds and accounts have been reasonably designed.

Rigel Capital, LLC - With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction. If the Sub-Adviser believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Sub-Adviser will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

The Sub-Adviser does not anticipate any conflicts of interest between management of the Fund and other funds and accounts managed by the firm. The investment team manages other separate investment portfolios with the same investment philosophy and process. The Sub-Adviser’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

Pier Capital LLC – Jan Parsons and Vinay Ved must adhere to policies and procedures adopted by Pier Capital, LLC designed to address any potential material conflicts of interest. For instance, all portfolio managers are responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate from such investment discipline when allocating resources. Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolio that is designed to provide a fair and equitable allocation. Equity Trader trades all accounts through a block trade and the average share price is pro rated across all accounts.

Van Eck Associates Corporation (“Van Eck”) -  Van Eck’s affiliate, Van Eck Absolute Advisers, Inc., (“VEARA”) serves as the general partner of Hard Asset Partners L.P., and  the general partner of and investment adviser to Hard Asset Partners L.P., Multi-Strategy Partners L.P., and Commodity Strategies Fund LP, each a Delaware private investment partnership, as well as Hard Assets 2X Fund Ltd., Hard Assets Portfolio Ltd., and Long/Short Gold Portfolio Ltd. (together the “Private Funds”). VEARA is a wholly owned subsidiary of Van Eck Associates Corporation.

Van Eck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts. The above listed entities and such other entities or accounts (the “Other Clients”) may have investment objectives or may implement investment strategies similar to those of the Fund. Additionally, the Private Funds may also from time to time implement investment strategies which Van Eck decides are not advantageous to the Funds, and which may include transactions that are directly contrary to the positions taken by the Funds. These strategies may include, among others, short sales, long short trading, and pairs trading, as well as swaps and derivatives trades.

When Van Eck implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Funds, the prices of the Funds’ securities may be negatively affected.  For example, when purchase or sales orders for a Fund are aggregated with those of other Funds and/or Other Clients and allocated among them, the price that a Fund pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as adviser to only the Fund.  When other Funds or Other Clients are selling a security that a Fund owns, the price of that security may decline as a result of the sales. In addition, certain of the portfolio managers of the Funds serve as portfolio managers to Other Clients.  The compensation that Van Eck receives from Other Clients may be higher than the compensation paid by the Funds to Van Eck. Van Eck does not believe that its activities materially disadvantage the Funds.  Van Eck has implemented procedures to monitor trading across the Funds and its other clients.

Compensation

SenecaSCM believes that the firm’s compensation program is competitive and adequate to attract and retain high-caliber investment professionals.  Investment professionals at SCM receive a competitive base salary, an incentive bonus opportunity and a benefits package.

Following is a more detailed description of the compensation structure of the Funds’ portfolio managers identified in the Funds’ prospectus.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by SCMand is designed to be competitive in light of the individual’s experience and responsibilities.

Incentive Bonus. Bonus payments are based on a number of factors including the profitability of SCM  and the portfolio manager’s long-term contributions to the firm. SCM’s principles emphasize teamwork and a focus on client needs, and bonuses are structured to emphasize those principles.  All employees of SCM participate in the annual bonus program.  Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns.

The Compensation Committee has discretion over the measurement of the components.  The Compensation Committee members include: Albert Gutierrez - Chairman of the Executive Committee, Sandy Monticelli - Chief Operating Officer and Dan Geraci - President of Phoenix Investment Partners.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including 401(k), health and other employee benefit plans.

Paulo Silva’s compensation is comprised of base salary, partnership interest share of the firm’s distributed operating income, and his share of PENN’s portfolio incentive bonus.  The portfolio incentive bonus is dependent upon certain management fees generated by outperformance, net of fees, of all styles managed by PENN relative to the respective style’s benchmark.  The bonus is ultimately determined and allocated by PENN’s executive committee.

Richard Hocker’s compensation is comprised of base salary, partnership interest share of the firm’s distributed operating income, and his share of PENN’s portfolio incentive bonus.  The portfolio incentive bonus is dependent upon certain management fees generated by out performance, net of fees, of all styles managed by PENN relative to the respective style’s benchmark.  The bonus is ultimately determined and allocated by PENN’s executive committee.

Calamos - As of December 31, 2004, the portfolio managers receive all of their compensation from Calamos Asset Management, Inc. The portfolio managers have each entered into employment agreements that provide for compensation in the form of a minimum annual base salary and a maximum discretionary target bonus.  The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The discretionary target bonus is set at a percentage of base salary, ranging from 300% to 600% of base salary, with a maximum annual bonus opportunity of at least 150% of the target bonus. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus. Also, due to the portfolio managers’ ownership and executive management positions with Calamos and its parent companies, additional multiple corporate objectives are utilized to determine the discretionary target bonus. For 2004, the additional corporate objectives were advisory fee revenue, measured by growth in revenues compared to industry percentages; marketing effectiveness, as measured by growth in assets under management relative to industry percentages; operating efficiencies, as measured by operating margin relative to industry levels; and stock price performance.

The portfolio managers are also eligible to receive annual equity awards under a long term incentive compensation program. The target annual equity awards are set at a percentage of base salary, ranging from 225% to 300%.  Prior to entering into employment agreements, John P. Calamos, Sr. and Nick P. Calamos each received compensation in the form of salary, bonus and distributions due to their unique ownership positions with Calamos, its parent company and their predecessor companies. At that time, compensation for each portfolio manager was benchmarked against industry compensation standards for portfolio managers in comparable executive positions, with advisors managing comparably sized portfolios. Further, bonus and distributions were benchmarked against industry compensation standards, but also were determined by income growth, revenue growth and growth of assets under management.

C.S. McKee, L.P. - Greg Melvin compensation is comprised of a base salary as well as being a partner in C.S. McKee.

Bob McGee compensation is comprised of a base salary; bonus based on the composite return of the product versus the appropriate benchmark (Russell 1000 Value) over a one and three year period and is a partner of the firm.

Ten Asset Management Inc .Portfolio managers receive a fixed salary and discretionary bonus, which is a function of overall firm profitability. In addition, each portfolio manager is a partner and receives a portion of Ten Asset’s net income.  The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. Portfolio manager compensation is not based on account performance

Neuberger Berman Management Inc. A portion of the compensation paid to each portfolio manager is determined by comparisons to pre-determined  peer groups and  benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components  that comprise the portfolio  managers’ compensation  packages, including:  (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Our portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. We believe that our portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

We believe the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Denver Investment Advisors LLC- All investment professionals receive a base salary plus an incentive component. In addition, owners of the firm have an economic interest in the firm separate and in addition to our compensation structure. All non-owners also participate in a profit-sharing program. The Value Team is eligible for bonus compensation if the portfolio outperforms its benchmark. Seventy-five percent of the bonus potential is based on 3-year performance with the remainder based on 1-year results.

Rigel Capital, LLC- The Sub-Adviser’s investment professionals are compensated with a salary and bonus package. The Sub-Adviser’s bonus pool is determined by the Sub-Adviser’s profits, and distributed based on an individual’s performance against personal long and short term goals, not based on the performance or asset size of the Fund. The portfolio managers receive standard benefits commensurate with the other employees of the firm. Portfolio managers do not receive deferred compensation.

Pier Capital, LLC – Jan Parsons and Vinay Ved each receive a fixed salary based on tenure as well as experience from Pier Capital, LLC. In addition, as partners, Mr. Parsons and Mr. Ved receive a 50% equity distribution from Pier Capital, LLC.

Van Eck’s investment professionals and portfolio managers have varying compensation arrangements depending on their responsibilities. Generally, investment professionals are paid a base salary and a bonus driven by their contribution to investment performance for the past one and three-year periods.  Performance is measured against benchmarks (as designated in the prospectus), against relevant peer groups, and on absolute returns, but varies by person.  Managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest.  The firm does manage accounts with incentive fees.

Ownership of Securities – October 31, 2007

The dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of October 31, 2007 is none.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, each Sub-Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. Each Sub-Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund’s portfolio securities, it is the Sub-Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Sub-Advisers or the Funds. It is not the policy of the Sub-Advisers to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Funds. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, each Sub-Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Each Sub-Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

Each Sub-Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. Each Sub-Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, each Sub-Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Sub-Advisers by or through brokers.

Certain broker-dealers, which provide quality execution services, also furnish research services to each Sub-Adviser. Each Sub-Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the sub-advisers with respect to the accounts as to which it exercises investment discretion. Accordingly, each Sub-Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

Portfolio securities will not be purchased from or sold to each Sub-Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

For the fiscal years ended October 31, 2007, October 31, 2006, and October 31, 2005, the Funds paid brokerage commissions of approximately $734,852, $599,846 and $529,082, respectively. For the fiscal years ended October 31, 2007, October 31, 2006 and October 31, 2005, the Funds paid no affiliated brokerage commissions.

During the fiscal year ended October 31, 2007, the Funds paid brokerage commissions to brokers because of research services provided as follows:

Fund	Brokerage Commissions in Connection with Research Services Provided for Fiscal Year Ended 10/31/2007	Aggregate Dollar Amount of Transactions for Which Such Commissions were Paid for Fiscal Year Ended 10/31/2007
Dunham Corporate/Government Bond Fund	None	None
Dunham High-Yield Bond Fund	None	None
Dunham Real Estate Stock Fund*	None	None
Dunham Appreciation & Income Fund	$766.85	$2,200,329.49
Dunham International Stock Fund	None	None
Dunham Large Cap Value Fund	$21,441.24	$31,424,520.00
Dunham Small Cap Value Fund*	$17,812.10	$28,784,867.93
Dunham Large Cap Growth Fund*	$42,517.90	$35,856,225.15
Dunham Emerging Markets Stock Fund	$101,605.43	$36,195,645.70
Dunham Small Cap Growth Fund	None	None

* During the fiscal year ended October 31, 2007, sub-adviser changed for Dunham Real Estate Stock Fund.  The table reflects combined amounts attributable to current and previous sub-advisers for this Fund during the fiscal year.

American Stock Exchange – Provides Real-time quotes through various vendors such as Bridge, Bloomberg, ILX, and Reuters.

Baseline – Provides three key perspectives: fundamental data, price and volume charts, and valuation models.  Current and historical data on companies, industries and market indices are also provided.  Price charts provide performance, technical analysis and comparisons of a stock’s price action vs. other stocks, industry groups or indices.  The valuation model analyzes stock price relative to core earnings, dividends, and interest rates, and identifies opportunities.

Barra – Provides software and technology for global investment decision-making.  Barra’s software and services analyze equity, fixed income, currency, and other financial instruments.  Barra also offers consulting services, information services, trading-related software, and other specialized software.

Bloomberg Financial Markets - Multi-faceted online database for financial decision making.  Provides real-time and historical information in both data and chart formats.  Provides news on companies.

Bridge Information Systems, Inc. – Provides timely market information and trading services for institutional investors and market professionals.  Bridge provides last sale as well as historical information.  It provides technical and fundamental analytics, financial news and investment research, and information on the market as a whole.

Dow Jones News – Market news available through many delivery options.

FactSet Data Systems – Provides integrated access to company fundamentals earnings estimates, security prices and textual information through a library of global databases.  It also provides analytical tools including screening, custom report writing and charting.  Also provides Portfolio Manager Workstation, which allows the portfolio manager to view his portfolio construction in different ways.

NASDAQ – Provides real-time trades and quotes information for NASDAQ and OTC equities.

New York Stock Exchange (NYSE) – Provides real-time quotes through various vendors such as Bridge, Bloomberg, ILX, and Reuters.

Options Price Reporting Authority (OPRA) – Provides real-time quotes through various vendors such as Bridge, Bloomberg, ILX, and Reuters.

The Generation of Credits

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open, as of the close of the regular trading session of the NYSE that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Fund’s net assets by the number of its shares outstanding. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefore, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted (“marked-to-market”) to reflect the current market value of the call. If a call written by a Fund is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

HOW TO BUY AND SELL SHARES

PURCHASES

Shares of each Fund may be purchased at the net asset value (“NAV”) per share next determined, after receipt of an order by the Fund’s transfer agent. All requests received in good order before 4:00 p.m. ET or the closing of the New York Stock Exchange, which ever occurs earlier (the “cut off time”), will be executed at the NAV computed on that same day.  Requests received after the cut off time (except for legal requests mad on behalf of certain retirement accounts and other omnibus accounts), will receive the next business day’s NAV.  Each Fund will not allow, with its knowledge, and with the exceptions noted in the previous sentence, illegal “Late Trading” of its shares.  Although each Fund will use its best efforts to prevent illegal “Late Trading” there can be no assurance that it will always be successful in doing so.

REDEMPTIONS

You have the right to sell (“redeem”) all or part of your shares on any day the Funds are open. Shares will be redeemed at the NAV next computed following the receipt of your redemption request in good order. To be considered in “good order”, all written requests must include an account number, amount of transaction, signature of all owners signed exactly as registered on the account. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more or if redemption proceeds are to be paid to someone other than the shareholder at the shareholder’s address of record, the signature(s) must be guaranteed by an eligible guarantor institution, which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or credit union that is authorized by its charter to provide a signature guarantee. The Funds’ transfer agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. Further documentation may be required from corporations, administrators, executors, personal representatives, trustees and custodians.

Redemption of shares, or payment for redemptions, may be suspended at times (a) for any period during which trading on the NYSE is restricted or such exchange is closed, other than customary weekend and holiday closings, (b) for any period during which an emergency exists as a result of which disposal of securities or determination of the NAV of the Fund is not reasonably practicable, or (c) during any period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

REDEMPTIONS IN KIND

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such request is large enough to affect operations. For example, if the request is greater than $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

TAXES

IN GENERAL

The following discussion is a summary of certain federal income tax considerations generally affecting the Trust, the Funds of the Trust, and the actual or prospective shareholders of one or more of the Funds.  The discussion does not purport to be a complete discussion of the federal income tax consequences of an investment in the Funds and is not intended to constitute tax advice to any person.  The discussion does not address the tax consequences of investing in any Fund under the laws of any state or local government, or the laws of any foreign jurisdiction.  The discussion below does not apply to any specific category of investor or to all categories of investors, some of which may be subject to special rules. Tax issues relating to the Trust generally are not a consideration for shareholders such as tax-exempt entities and tax advantaged retirement vehicles such as an IRA or 401(k) plan.  PERSONS WHO INVEST OR ARE CONSIDERING INVESTING IN THE FUNDS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS.

DISTRIBUTIONS

Distributions of net investment income.  The Funds receive income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. The Funds are permitted to pass-through to its shareholders who are individuals, to be taxed at the applicable capital gains rates, “qualified dividends” the Funds receive.  A “qualified dividend” for this purpose is generally a dividend the Funds receive from a corporation organized under U.S. law, the law of a U.S. possession, or the law of a so-called qualified foreign country (other than a corporation that is a “passive foreign investment company” in the year, or the year immediately preceding the year, in which the corporation distributes the dividend to the Funds, if the foreign country has an income tax treaty with the United States that contains an “adequate” information sharing provision.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to United States withholding tax on distributions the Funds make.

DISTRIBUTIONS OF CAPITAL GAINS

Capital gain distributions. The Funds may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Funds. For taxable years beginning before January 1,, 2011, the reduced rate applicable to net capital gains applies to capital gain dividends (net long-term capital gains over short-term capital losses) paid by a Regulated Investment Company from the sale of portfolio securities.  Distributions from net short-term capital gains are taxable to you as ordinary income and do not qualify for the reduced rates applicable to long-term capital gains, but are eligible for the reduced ordinary income rates applicable to individuals.  Any net capital gains the Funds realize generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Funds will inform you of the amount of your income dividends (including “qualified dividends” if you are an individual) and capital gain distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year. If you have not owned your Funds’ shares for a full year, the Funds may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Funds. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

Each Fund intends to elect and qualify or has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for the Funds if it determines this course of action to be beneficial to shareholders. In that case, the Funds would be subject to federal corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Funds’ earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid Federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts:

•

98% of its taxable ordinary income earned during the calendar year;

•

98% of its capital gain net income earned during the twelve month period ending October 31; and

•

100% of any undistributed amounts of these categories of income or gain from the prior year.

The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that, within 30 days before or after the date on which you redeem your shares, you buy other shares in a Fund (through reinvestment of dividends or otherwise). Any loss disallowed under these rules should be added to your tax basis in your newly acquired shares.  Please consult your tax-advisor for further information.

U.S. GOVERNMENT SECURITIES

The income earned on certain U.S. government securities is exempt from state and local income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Funds will qualify for the dividends-received deduction (an “eligible dividend”). Corporate shareholders may be allowed to deduct these eligible dividends, thereby reducing the tax that they otherwise would be required to pay. The dividends-received deduction is available only with respect to eligible dividends designated by the Fund as qualifying for this treatment. Eligible dividends generally are limited to dividends a domestic corporation distributes to the Funds.  All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

A Fund may invest in REITs.  A REIT is a corporation or a business trust that would otherwise be taxed as a corporation except that it meets certain requirements of the Code.  In general, the Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a “pass-through” vehicle for federal income tax purposes.  In order to qualify as a REIT, a company must meet certain income and distribution tests (among other items).  REITs generally do not produce qualified dividend income.

INVESTMENT IN COMPLEX SECURITIES

The Funds may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

Derivatives and similar instruments. If a Fund invests in certain options, futures, forwards, or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Additionally, a Fund’s transactions in foreign currencies, foreign currency denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of a foreign currency.

Constructive sales. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position.

Leverage.  If a Fund utilizes leverage through borrowing, it may be restricted by loan covenants with respect to the declaration of, and payment of, dividends in certain circumstances. Limits on the Fund’s payments of dividends may prevent the Fund from meeting the distribution requirements, described above, and may, therefore, jeopardize the Fund’s qualification for taxation as a regulated investment company and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes. Securities acquired as part of a “hedging transaction” may not be treated as a capital asset, and any gain or loss on the sale of these securities would be treated as ordinary income (rather than capital gain) or loss.  This rule could apply to any offsetting positions the Fund enters into to reduce its risk of loss.

Securities purchased at discount. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up, or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Each of the investments described above is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

Tax Attributes. At October 31, 2007, capital loss carryforwards available to offset future capital gains, if any, are as follows:

Fund	Expiration Date October 31, 2013	Expiration Date October 31, 2014	Expiration Date October 31, 2015
Dunham High-Yield Bond Fund	5,832	209,429	765,490

BACKUP WITHHOLDING

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to backup withholding with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of the Fund. An individual’s taxpayer identification number is his or her social security number. Backup withholding is not an additional tax and will be credited against a taxpayer’s regular Federal income tax liability.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting and Dougherty, LLP whose address is Two Penn Center, Suite 820, Philadelphia, PA 19102, serves as the Funds’ independent registered public accounting firm providing audit and tax services.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds’ and the offer and sale of their shares has been provided by Thompson Hine LLP, 312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202.

FINANCIAL STATEMENTS

The financial statements of the Predecessor Funds for the year ended October 31, 2007, which are included in the Funds’ Annual Report to Shareholders dated October 31, 2007, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent registered public accounting firm’s reports.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness that, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

     BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

     B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS

     Debt rated “AAA”, the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     Debt rated “AA” is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

     Debt rated “A” is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

     Debt rated “BBB” is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

     Debt rated “BB” is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     Debt rated “B” is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     Debt rated “CCC” has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Moody's ratings for state and municipal notes and other short-term loans are designated “Moody's Investment Grade” (“MIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

     MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

     SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2. Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated Prime-l by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

     Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

     Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.

Proxy Voting Policies for the following Sub-Advisers will be filed by subsequent amendment:

SCM Advisors LLC

PENN Capital Management Co., Inc.

Calamos® Advisors LLC

C.S. McKee, L.P.

Neuberger Berman Management Inc.

Pier Capital, LLC

Van Eck Associates Corporation

Ten Asset Management, Inc.

Rigel Capital, LLC

Pier Capital, LLC

666743/4

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Registrant’s Agreement and Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Statement on Form N-1A filed with the Securities & Exchange Commission (“SEC”) on December 11, 2007.

 (b) By-Laws.  Registrant’s By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant’s Statement on Form N-1A filed with the SEC on December 11, 2007.

 (c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts.

   (d.1).  Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.2).  Sub-Advisory Agreement with Calamos Advisors LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.3).  Sub-Advisory Agreement with C.S. McKee, LP was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.4).  Sub-Advisory Agreement with Denver Investment Advisors LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.5).  Sub-Advisory Agreement with Neuberger Berman, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

  (d.6).  Sub-Advisory Agreement with PENN Capital Management, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.7).  Sub-Advisory Agreement with Pier Capital, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.8).  Sub-Advisory Agreement with Rigel Capital Group, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.9).  Sub-Advisory Agreement with SCM Advisers LLC is filed herewith.

(d.10). Sub-Advisory Agreement with Ten Asset Management, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.11). Sub-Advisory Agreement with Van Eck Associates Corporation is filed herewith.

(e) Underwriting Contracts. Underwriting Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Assignment and Assumption of Contract and Consent to Assignment of the Custodial Agreement. Global Custodial Services Agreement with Citibank, N.A. is filed herewith.

 (h) Other Material Contracts.

   (h.1) Registrant’s Administrative Services Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (h.2) Registrant’s Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (h.3) Registrant’s Transfer Agency and Service Agreement with Gemini Fund Services, was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(i) Legal Opinion.

(i.1)   Opinion of Thompson Hine LLP was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(i.2)   Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions.  Consent of auditors is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Not Applicable.

(m) Rule 12b-1 Plan.

   (m.1).  Class A Distribution Plan and Agreement was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (m.2).  Class C Distribution Plan and Agreement was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(n) Rule 18f-3 Plan. Rule 18f-3 Plan was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(o) Reserved.

(p) Code of Ethics.

(p.1) Dunham Funds Code of Ethics is filed herewith.

(p.2) Dunham & Associates Investment Counsel, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.3) Calamos Advisors LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.4) C.S. McKee, LP Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.5) Denver Investment Advisors LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.6) Neuberger Berman, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.7) PENN Capital Management, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.8) Pier Capital, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.9) Rigel Capital Group, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.10) SCM Advisers LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.11) Ten Asset Management, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.12) Van Eck Associates Corporation Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(q) Powers of Attorney.  Power of Attorney of the Registrant, and related certificate, and Powers of Attorney of the Officers and the Trustees of the Registrant, are filed herewith.

Item 24. Control Persons.  None.

Item 25. Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Indemnification by the Underwriter.

(a)

Dunham & Associates Investment Counsel, Inc. agrees to indemnify, defend and hold the Registrant, its several officers and Board members, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Registrant, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Registrant, its officers or Board members, or such controlling person results form such claims or demands:

(i)

arising out of or based upon any sales literature, advertisements, information, statements or representations made by Dunham & Associates Investment Counsel, Inc. and unauthorized by the Registrant or any Disqualifying Conduct in connection with the offering and sale of any Shares, or

(ii)

arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Fund specifically for use in the Registrant’s Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Registrant and required to be stated in such answers or necessary to make such information not misleading.

(b)

Dunham & Associates Investment Counsel, Inc.’s agreement to indemnify the Registrant, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon Dunham & Associates Investment Counsel, Inc.’s being notified of any action brought against the Registrant, its officers or Trustees, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to Dunham & Associates Investment Counsel, Inc. at its address within a reasonable period of time after the summons or other first legal process shall have been served.

(c)

The failure to notify Dunham & Associates Investment Counsel, Inc. of any such action shall not relieve Dunham & Associates Investment Counsel, Inc. from any liability which its may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of Dunham & Associates Investment Counsel, Inc.’s indemnity agreement.

(d)

Dunham & Associates Investment Counsel, Inc. will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by Dunham & Associates Investment Counsel, Inc. and approved by the Registrant, which approval shall not be unreasonably withheld. If Dunham & Associates Investment Counsel, Inc. elects to assume the defense of any such suit and retain counsel of good standing approved by the Registrant the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in the case Dunham & Associates Investment Counsel, Inc. does not elect to assume the defense of any such suit, Dunham & Associates Investment Counsel, Inc. will reimburse the Registrant, the Registrant’s officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by the Registrant or them.

Dunham & Associates Investment Counsel, Inc. indemnification agreement contained in this Section and Dunham & Associates Investment Counsel, Inc. representations and warranties in the Underwriting Agreement shall remain operative and in full force and effect regardless of any investigation made by Dunham & Associates Investment Counsel, Inc. or on behalf of Dunham & Associates Investment Counsel, Inc., its officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Funds’ benefit, to the benefit of the Funds’ officers and Trustees, and their respective estates, and to the benefit of any controlling persons and their successors. Dunham & Associates Investment Counsel, Inc. agrees promptly to notify the Funds of the commencement of any litigation or proceedings against Dunham & Associates Investment Counsel, Inc. or any of its officers or directors in connection with the issue and sale of Shares.

Sub-Advisory Agreements.

Each sub-advisory agreement indicates that the sub-adviser shall indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each respective Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, which Dunham & Associates Investment Counsel, Inc., the Registrant or a Fund and their respective affiliates and controlling persons may sustain as a result of the respective sub-adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law.  Notwithstanding any other provision in the sub-advisory agreement, the Dunham & Associates Investment Counsel, Inc., in addition to its other indemnification obligations hereunder, will indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, to which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the respective sub-adviser concerning the sub-adviser’s composite account data or historical performance information on similarly managed investment companies or accounts, except  that the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund and their respective affiliated persons and control persons shall not be indemnified for a loss or expense resulting from their negligence or willful misconduct in using such numbers.

Item 26. Activities of Investment Adviser.

Certain information pertaining to the business and other connections of Dunham & Associates Investment Counsel, Inc., the Adviser to the Dunham Funds, is hereby incorporated herein by reference to the section of Prospectus captioned “Management of the Fund” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Dunham & Associates Investment Counsel, Inc. is incorporated by reference to Form ADV filed by Dunham & Associates Investment Counsel, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-25803).

See “Management of the Funds, Sub-Advisers” in the Prospectus and  ”Investment Management and Other Services” in the Statement of Additional Information regarding the business of the sub-advisers to the Dunham Funds.  For information as to the business, profession vocation or employment of a substantial nature of each of the officers and directors of the sub-advisers, reference is made to the Form ADV of SCM Advisors, LLC ( File No. 801-51559);  the Form ADV of Ten Asset Management, Inc. (File No.801 -63945 ); Calamos® Advisors, LLC (File No.801-29688); the Form ADV of C.S. McKee, L.P. (File No.801-60927); the Form ADV of Denver Investment Advisors LLC (File No. 801-47933); the Form ADV of Rigel Capital, LLC . (File No.801- 62266 ); the Form ADV of Van Eck Associates Corp . (File No. 801-21340); the Form ADV of Pier Capital, LLC (File No.801-63390); the Form ADV of Neuberger Berman Management Inc. (File No. 801-58155); and the Form ADV of PENN Capital Management Co. , Inc. (File No. 801-31452).

Item 27. Principal Underwriter.

(a)  Dunham & Associates Investment Counsel, Inc. is the principal underwriter of the Registrant only.

(b)  Dunham & Associates Investment Counsel, Inc. is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  The principal business address of Dunham & Associates Investment Counsel, Inc. is 10251 Vista Sorrento Parkway, Suite 200 San Diego, CA 92121.   To the best of Registrant’s knowledge, the following are the officers of Dunham & Associates Investment Counsel, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Jeffrey A. Dunham	President	President and Treasurer
Denise S. Iverson	Chief Financial Officer	Secretary
Hilarey Findeisen	Director of Operations	None
James Kearny	Chief Compliance Officer	None
William Brims	Director of IT	None

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 450 Wireless Blvd., Hauppauge, New York 11788, except that all records relating to the activities of the Fund’s Custodian are maintained at the office of the Custodian, Citibank, N.A., One Sansome Street, 25th Floor, San Francisco, California 94104.

Item 29. Management Services. Not applicable.

Item 30. Undertakings.  The Registrant hereby undertakes that it will not commence the public offering of its shares until it has completed the contemplated reorganization of certain series of the AdvisorOne Funds (the “Predecessor Funds”), and the Registrant has a net worth of at least  $100,000 as required by Section 14 of the Investment Company Act of 1940, as amended.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 4th day of March, 2008.

DUNHAM FUNDS

By: /s/JoAnn M. Strasser     JoAnn M. Strasser

     Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 4th day of March, 2008.

Signature

      Title

Jeffrey A. Dunham*

      Trustee, President and Principal Executive

      Officer

Denise S. Iverson*

     Treasurer and Principal Financial Officer

Hilarey M. Findeisen*

     Secretary

Timothy M. Considine*

     Trustee

Henry R. Goldstein*

     Trustee

Paul A. Rosinack*

     Trustee

*By: /s/JoAnn M. Strasser

     JoAnn M. Strasser

     Attorney-in-Fact

     March 3, 2008

Exhibit Index

1.

Sub-Advisory Agreement with SCM Advisers LLC

Ex-99.23.d.9

2.

Sub-Advisory Agreement with Van Eck Associates Corporation

Ex-99.23.d.11

3.

Global Custodial Services Agreement

Ex-99.23.g

4.

Legal Consent

Ex-99.23.i

5.

Consent of Auditors

Ex.-99.23.j

6.

Code of Ethics for the Registrant

Ex-99.23.p.1

7.

Powers of Attorney

Ex-99.23.q